USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.8%)
Communication Services (8.2%):
Alphabet, Inc. Class C (a)	965,419	$91,387
Meta Platforms, Inc. Class A (a)	113,953	10,616
Netflix, Inc. (a)	20,681	6,036
The Trade Desk, Inc. Class A (a)	234,257	12,472
		120,511
Communications Equipment (2.7%):
Arista Networks, Inc. (a)	185,183	22,381
Motorola Solutions, Inc.	69,920	17,460
		39,841
Consumer Discretionary (18.4%):
Airbnb, Inc. Class A (a)	125,960	13,466
Amazon.com, Inc. (a)	687,737	70,452
Booking Holdings, Inc. (a)	4,730	8,843
Chipotle Mexican Grill, Inc. (a)	3,873	5,803
Dollar Tree, Inc. (a)	88,762	14,069
Lululemon Athletica, Inc. (a)	55,019	18,103
NIKE, Inc. Class B	155,868	14,446
O'Reilly Automotive, Inc. (a)	48,592	40,680
Tesla, Inc. (a)	116,380	26,481
Tractor Supply Co.	163,212	35,869
Ulta Beauty, Inc. (a)	50,876	21,336
		269,548
Consumer Staples (3.1%):
Constellation Brands, Inc. Class A	98,454	24,326
Costco Wholesale Corp.	25,226	12,651
The Hershey Co.	34,186	8,162
		45,139
Electronic Equipment, Instruments & Components (1.3%):
CDW Corp.	112,618	19,462

Energy (0.8%):
Diamondback Energy, Inc.	77,295	12,144

Financials (3.8%):
Blackstone, Inc.	167,546	15,270
LPL Financial Holdings, Inc.	15,753	4,027
MSCI, Inc.	53,272	24,977
The Progressive Corp.	90,558	11,628
		55,902
Health Care (13.8%):
Agilent Technologies, Inc.	59,935	8,292
Dexcom, Inc. (a)	337,591	40,774
Edwards Lifesciences Corp. (a)	115,265	8,349
Jazz Pharmaceuticals PLC (a)	87,944	12,645
Tenet Healthcare Corp. (a)	139,169	6,174
Thermo Fisher Scientific, Inc.	46,810	24,059
UnitedHealth Group, Inc.	44,433	24,667
Veeva Systems, Inc. Class A (a)	102,664	17,241
Vertex Pharmaceuticals, Inc. (a)	113,747	35,489
Zoetis, Inc.	162,659	24,526
		202,216
Industrials (6.6%):
CoStar Group, Inc. (a)	356,248	29,469

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Deere & Co.	22,389	$8,862
Generac Holdings, Inc. (a)	61,667	7,148
HEICO Corp. Class A	115,937	14,759
Quanta Services, Inc.	88,909	12,628
Regal Rexnord Corp.	30,847	3,903
Uber Technologies, Inc. (a)	528,967	14,055
Verisk Analytics, Inc.	36,360	6,648
		97,472
IT Services (8.3%):
Block, Inc. (a)	72,483	4,354
Gartner, Inc. (a)	57,691	17,418
PayPal Holdings, Inc. (a)	92,775	7,754
Snowflake, Inc. Class A (a)	32,733	5,247
Toast, Inc. Class A (a)	360,911	7,973
Visa, Inc. Class A	381,813	79,096
		121,842
Materials (0.7%):
Graphic Packaging Holding Co.	470,355	10,799

Real Estate (0.4%):
SBA Communications Corp.	18,936	5,111

Semiconductors & Semiconductor Equipment (6.1%):
Advanced Micro Devices, Inc. (a)	82,853	4,976
Broadcom, Inc.	28,195	13,255
Enphase Energy, Inc. (a)	32,410	9,950
Lam Research Corp.	28,180	11,407
Monolithic Power Systems, Inc.	22,080	7,495
NVIDIA Corp.	310,598	41,921
		89,004
Software (17.5%):
Adobe, Inc. (a)	55,368	17,635
Cadence Design Systems, Inc. (a)	152,771	23,128
Crowdstrike Holdings, Inc. Class A (a)	104,588	16,860
Intuit, Inc.	20,134	8,607
Microsoft Corp.	448,668	104,149
Palo Alto Networks, Inc. (a)	183,118	31,421
ServiceNow, Inc. (a)	105,348	44,324
Synopsys, Inc. (a)	39,459	11,544
		257,668
Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc.	587,993	90,163

Total Common Stocks (Cost $1,070,892)		1,436,822

Total Investments (Cost $1,070,892) — 97.8%		1,436,822
Other assets in excess of liabilities — 2.2%		31,742
NET ASSETS - 100.00%		$1,468,564

(a)	Non-income producing security.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (2.2%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	90,809	$2,155

Energy (0.1%):
Santos Ltd.	100,931	493
Woodside Energy Group Ltd.	27,495	635
		1,128
Financials (0.5%):
Macquarie Group Ltd.	20,402	2,213
National Australia Bank Ltd.	65,207	1,354
QBE Insurance Group Ltd.	50,658	397
		3,964
Health Care (0.4%):
CSL Ltd.	15,717	2,813

Industrials (0.1%):
Qantas Airways Ltd. (a)	106,467	398

Materials (0.5%):
BHP Group Ltd.	109,653	2,633
Mineral Resources Ltd.	8,503	399
Rio Tinto Ltd.	6,614	375
		3,407
Real Estate (0.3%):
Charter Hall Group	51,566	428
Goodman Group	34,910	380
Scentre Group	890,942	1,657
		2,465
		16,330
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG	11,914	554

Belgium (0.2%):
Information Technology (0.2%):
Melexis NV	16,114	1,108

Brazil (0.4%):
Consumer Discretionary (0.1%):
Grupo SBF SA	72,885	267
Lojas Renner SA	49,600	297
Vibra Energia SA	61,400	217
		781
Consumer Staples (0.1%):
Sao Martinho SA	43,200	225
Sendas Distribuidora SA	101,539	390
		615
Financials (0.0%):(b)
Banco ABC Brasil SA Preference Shares	74,300	297

Industrials (0.1%):
Santos Brasil Participacoes SA	158,100	278
SIMPAR SA	137,616	289
		567

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(b)
Metalurgica Gerdau SA	161,600	$352

Real Estate (0.1%):
Multiplan Empreendimentos Imobiliarios SA	83,000	424

Utilities (0.0%):(b)
Neoenergia SA	83,200	268
		3,304
Canada (2.3%):
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc.	59,430	2,661

Energy (0.1%):
Parex Resources, Inc.	64,181	979

Financials (0.9%):
Manulife Financial Corp.	124,557	2,065
National Bank of Canada	20,884	1,422
The Toronto-Dominion Bank	54,758	3,505
		6,992
Industrials (0.4%):
Canadian Pacific Railway Ltd.	35,768	2,667

Information Technology (0.3%):
Constellation Software, Inc.	1,786	2,583

Materials (0.2%):
Aginco Eagle Mines Ltd.	37,310	1,641
		17,523
Chile (0.1%):
Consumer Staples (0.0%):(b)
SMU SA	2,182,814	222

Industrials (0.1%):
Quinenco SA	90,669	241

Materials (0.0%):(b)
CAP SA	36,418	195
		658
China (0.3%):
Communication Services (0.1%):
Tencent Holdings Ltd.	28,700	754

Consumer Staples (0.1%):
Chacha Food Co. Ltd. Class A	46,400	282
Chenguang Biotech Group Co. Ltd. Class A	118,200	263
		545
Health Care (0.0%):(b)
Amoy Diagnostics Co. Ltd. Class A	38,160	123
China Resources Medical Holdings Co. Ltd.	385,000	184
		307
Industrials (0.0%):(b)
Xinte Energy Co. Ltd. Class H	160,800	314

Information Technology (0.1%):
AsiaInfo Technologies Ltd. (c)	236,000	282
WUS Printed Circuit Kunshan Co. Ltd. Class A	168,740	251
		533
		2,453

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cyprus (0.0%):(b)
Materials (0.0%):(b)
Tharisa PLC	190,445	$220

Denmark (1.0%):
Consumer Discretionary (0.2%):
Pandora A/S	24,897	1,310

Consumer Staples (0.0%):(b)
Royal Unibrew A/S	8,126	464

Health Care (0.7%):
Novo Nordisk A/S Class B	48,035	5,224

Industrials (0.1%):
AP Moller - Maersk A/S Class B	234	489
		7,487
Finland (0.1%):
Information Technology (0.1%):
Nokia Oyj	113,310	504

Utilities (0.0%):(b)
Fortum Oyj	34,695	488
		992
France (2.9%):
Communication Services (0.1%):
Publicis Groupe SA	11,210	628

Consumer Discretionary (1.1%):
La Francaise des Jeux SAEM (c)	55,973	1,824
LVMH Moet Hennessy Louis Vuitton SE	10,526	6,641
		8,465
Consumer Staples (0.1%):
Pernod Ricard SA	4,647	815

Energy (0.2%):
Gaztransport Et Technigaz SA	9,957	1,158

Financials (0.2%):
AXA SA	30,427	751
BNP Paribas SA	13,405	629
		1,380
Industrials (0.5%):
Cie de Saint-Gobain	13,796	564
Eiffage SA	5,468	494
Rexel SA	23,311	416
Safran SA	17,809	1,983
Teleperformance	1,477	396
		3,853
Information Technology (0.4%):
Capgemini SE	17,082	2,799
Edenred	8,998	461
		3,260
Materials (0.3%):
Arkema SA	24,256	1,919

Real Estate (0.0%):(b)
Klepierre SA	16,353	329
		21,807
Germany (1.8%):
Communication Services (0.2%):
Deutsche Telekom AG	65,666	1,239

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.3%):
Mercedes-Benz Group AG	10,875	$629
Volkswagen AG Preference Shares	11,755	1,505
		2,134
Energy (0.1%):
VERBIO Vereinigte BioEnergie AG	7,554	595

Financials (0.4%):
Allianz SE Registered Shares	13,681	2,461
Hannover Rueck SE	3,410	555
		3,016
Health Care (0.2%):
Bayer AG Registered Shares	13,925	732
Merck KGaA	5,446	887
		1,619
Industrials (0.1%):
Brenntag SE	7,343	446
Deutsche Post AG Registered Shares	18,516	654
		1,100
Information Technology (0.4%):
Infineon Technologies AG	15,439	375
SAP SE	28,971	2,788
		3,163
Utilities (0.1%):
RWE AG	25,853	995
		13,861
Greece (0.1%):
Financials (0.0%):(b)
National Bank of Greece SA (a)	90,733	329

Industrials (0.1%):
Mytilineos SA	25,706	431
		760
Hong Kong (0.8%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	265,200	454
EC Healthcare	252,000	130
		584
Consumer Staples (0.0%):(b)
WH Group Ltd. (c)	565,000	285

Financials (0.2%):
AIA Group Ltd.	126,000	954
CSSC Hong Kong Shipping Co. Ltd.	2,390,000	301
		1,255
Industrials (0.1%):
China State Construction Development Holdings Ltd.	918,000	189
CK Hutchison Holdings Ltd.	62,000	309
LK Technology Holdings Ltd.	182,500	165
		663
Materials (0.0%):(b)
Shougang Fushan Resources Group Ltd.	818,000	222

Real Estate (0.4%):
CK Asset Holdings Ltd.	490,500	2,712
		5,721

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
India (1.0%):
Communication Services (0.0%):(b)
Sun TV Network Ltd.	60,368	$381

Consumer Discretionary (0.1%):
Asahi India Glass Ltd.	56,148	418
Raymond Ltd.	31,264	453
		871
Consumer Staples (0.0%):(b)
Dabur India Ltd.	49,313	331

Financials (0.2%):
Cholamandalam Investment & Finance Co. Ltd.	40,771	350
City Union Bank Ltd.	164,795	370
Home First Finance Co. India Ltd. (a)(c)	37,527	330
Manappuram Finance Ltd.	205,950	262
		1,312
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd.	10,874	259
Narayana Hrudayalaya Ltd.	30,501	292
		551
Industrials (0.2%):
Ashoka Buildcon Ltd. (a)	294,501	264
Craftsman Automation Ltd.	12,216	464
GMM Pfaudler Ltd.	10,655	238
Rail Vikas Nigam Ltd.	534,120	258
Somany Ceramics Ltd.	36,606	238
		1,462
Information Technology (0.1%):
Mphasis Ltd.	11,190	267
WNS Holdings Ltd., ADR (a)	3,666	316
		583
Materials (0.2%):
APL Apollo Tubes Ltd.	32,646	426
Finolex Industries Ltd.	170,341	276
JK Paper Ltd.	53,226	267
Solar Industries India Ltd.	8,605	405
Supreme Industries Ltd.	12,200	321
		1,695
Utilities (0.1%):
CESC Ltd.	319,334	296
PTC India Ltd.	318,695	278
		574
		7,760
Indonesia (0.2%):
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk (a)	5,442,000	421

Consumer Staples (0.0%):(b)
PT Industri Jamu Dan Farmasi Sido Muncul Tbk	4,680,500	222

Financials (0.1%):
PT Bank CIMB Niaga Tbk	4,500,500	329

Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk	24,920,300	291
		1,263

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ireland (0.4%):
Health Care (0.0%):(b)
ICON PLC (a)	2,038	$403

Information Technology (0.4%):
Accenture PLC Class A	10,130	2,876
		3,279
Israel (0.1%):
Financials (0.0%):(b)
Bank Leumi Le	46,835	447

Information Technology (0.1%):
Nice Ltd. (a)	2,497	471
		918
Italy (0.5%):
Industrials (0.1%):
Leonardo SpA	49,692	399

Information Technology (0.0%):(b)
Nexi SpA (a)(c)	38,694	334

Utilities (0.4%):
Enel SpA	291,512	1,302
Iren SpA	161,035	240
Snam SpA	271,756	1,208
		2,750
		3,483
Japan (5.9%):
Communication Services (0.6%):
Capcom Co. Ltd.	62,300	1,733
Kakaku.com, Inc.	64,200	1,086
Nintendo Co. Ltd.	10,800	438
Nippon Telegraph & Telephone Corp.	35,600	982
		4,239
Consumer Discretionary (0.9%):
Bandai Namco Holdings, Inc.	5,900	390
Isuzu Motors Ltd.	46,200	543
Rinnai Corp.	5,400	368
Toyota Motor Corp.	325,200	4,512
ZOZO, Inc.	50,600	1,074
		6,887
Consumer Staples (0.3%):
Ajinomoto Co., Inc.	24,400	671
Seven & i Holdings Co. Ltd.	15,000	560
Toyo Suisan Kaisha Ltd.	30,600	1,148
		2,379
Financials (0.8%):
Mitsubishi UFJ Financial Group, Inc.	394,200	1,862
Mizuho Financial Group, Inc.	52,120	564
ORIX Corp.	60,300	886
Sumitomo Mitsui Financial Group, Inc.	19,200	539
Tokio Marine Holdings, Inc.	127,300	2,305
		6,156
Health Care (0.7%):
Hoya Corp.	27,200	2,529
Olympus Corp.	25,700	542
Ono Pharmaceutical Co. Ltd.	28,200	664

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Shionogi & Co. Ltd.	33,400	$1,551
		5,286
Industrials (1.7%):
AGC, Inc.	12,100	379
Fuji Electric Co. Ltd.	66,800	2,583
Hitachi Ltd.	9,200	418
ITOCHU Corp.	37,000	956
Komatsu Ltd.	22,700	445
MISUMI Group, Inc.	59,400	1,265
Mitsubishi Heavy Industries Ltd.	43,700	1,505
Mitsui & Co. Ltd.	33,000	730
NIPPON EXPRESS HOLDINGS, Inc.	9,800	493
Nippon Yusen KK (d)	71,700	1,299
OKUMA Corp.	20,400	683
Sanwa Holdings Corp.	191,000	1,646
		12,402
Information Technology (0.6%):
Canon, Inc.	18,300	388
Fujitsu Ltd.	19,500	2,244
TDK Corp.	16,600	519
Tokyo Electron Ltd.	1,600	421
Ulvac, Inc.	30,500	1,202
		4,774
Materials (0.1%):
Shin-Etsu Chemical Co. Ltd.	4,000	416
Tosoh Corp.	38,500	419
		835
Real Estate (0.1%):
Mitsui Fudosan Co. Ltd.	26,900	515

Utilities (0.1%):
Chubu Electric Power Co., Inc.	80,100	652
		44,125
Korea, Republic Of (0.5%):
Communication Services (0.0%):(b)
JYP Entertainment Corp.	10,074	391

Consumer Discretionary (0.1%):
Danawa Co. Ltd.	9,672	116
Handsome Co. Ltd.	12,343	217
Shinsegae, Inc.	2,046	305
		638
Consumer Staples (0.0%):(b)
BGF retail Co. Ltd.	2,019	264

Financials (0.1%):
DGB Financial Group, Inc.	45,140	215
JB Financial Group Co. Ltd.	58,374	294
KIWOOM Securities Co. Ltd.	4,266	241
		750
Health Care (0.1%):
Daewoong Pharmaceutical Co. Ltd.	2,211	250
InBody Co. Ltd.	12,563	181
I-Sens, Inc.	9,544	232
		663
Industrials (0.1%):
CJ Corp.	4,407	222

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hanwha Aerospace Co. Ltd.	7,284	$339
		561
Information Technology (0.1%):
Hana Materials, Inc.	7,586	163
Innox Advanced Materials Co. Ltd.	12,720	243
Samwha Capacitor Co. Ltd.	5,768	130
		536
Materials (0.0%):(b)
PI Advanced Materials Co. Ltd.	9,579	199
		4,002
Luxembourg (0.2%):
Energy (0.1%):
Tenaris SA	42,538	666

Materials (0.1%):
ArcelorMittal SA	20,789	464
		1,130
Malaysia (0.2%):
Consumer Discretionary (0.0%):(b)
Bermaz Auto Bhd	688,800	288

Financials (0.1%):
Hong Leong Financial Group Bhd	85,000	344

Information Technology (0.1%):
Inari Amertron Bhd	557,000	294

Materials (0.0%):(b)
Evergreen Fibreboard Bhd	2,544,100	210
		1,136
Mexico (0.1%):
Consumer Discretionary (0.0%):(b)
Alsea SAB de CV (a)	153,537	294

Financials (0.1%):
Regional SAB de CV (d)	66,157	462

Real Estate (0.0%):(b)
Prologis Property Mexico SA de CV	110,420	284
		1,040
Netherlands (1.6%):
Communication Services (0.3%):
Koninklijke KPN NV	795,090	2,223

Consumer Staples (0.2%):
Heineken NV	5,915	494
Koninklijke Ahold Delhaize NV	34,379	959
		1,453
Financials (0.4%):
ING Groep NV	231,551	2,278
NN Group NV	12,257	519
		2,797
Health Care (0.1%):
QIAGEN NV (a)	11,792	509

Industrials (0.0%):(b)
Signify NV (c)	9,815	272

Information Technology (0.3%):
ASM International NV	8,612	1,905

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	23,412	$728
		2,633
Materials (0.3%):
LyondellBasell Industries NV Class A	30,821	2,356

Real Estate (0.0%):(b)
NEPI Rockcastle NV	1	—	(e)
		12,243
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	52,047	591

Norway (0.4%):
Consumer Staples (0.0%):(b)
Mowi ASA	26,460	395

Energy (0.2%):
Aker BP ASA	16,948	539
Equinor ASA	13,698	499
Var Energi ASA	120,139	409
		1,447
Financials (0.1%):
SpareBank 1 SMN	85,478	923

Materials (0.1%):
Yara International ASA	12,521	559
		3,324
Russian Federation (0.0%):(b)
Consumer Discretionary (0.0%):
Detsky Mir PJSC (c)(f)(g)	214,920	3

Financials (0.0%):
Bank St Petersburg PJSC (f)(g)	372,110	4

Industrials (0.0%):
Globaltrans Investment PLC Registered Shares, GDR (f)(g)	54,896	2
		9
Saudi Arabia (0.1%):
Energy (0.1%):
Aldrees Petroleum and Transport Services Co.	17,566	339

Singapore (0.3%):
Consumer Staples (0.1%):
Wilmar International Ltd.	279,100	765

Financials (0.1%):
DBS Group Holdings Ltd.	38,800	938

Utilities (0.1%):
Sembcorp Industries Ltd.	220,400	453
		2,156
South Africa (0.1%):
Consumer Discretionary (0.0%):(b)
Woolworths Holdings Ltd.	65,699	225

Industrials (0.1%):
Raubex Group Ltd.	145,480	227

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Bidvest Group Ltd.	19,623	$227
		454
		679
Spain (0.6%):
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	440,500	2,272
Banco Santander SA	213,226	553
Bankinter SA	70,167	424
		3,249
Health Care (0.0%):(b)
Laboratorios Farmaceuticos Rovi SA	6,741	307

Utilities (0.2%):
Corp. ACCIONA Energias Renovables SA	16,422	646
Iberdrola SA	57,424	584
		1,230
		4,786
Sweden (0.8%):
Consumer Discretionary (0.1%):
Evolution AB (c)	6,762	631

Industrials (0.6%):
Atlas Copco AB Class B	316,801	3,065
Nibe Industrier AB Class B	175,340	1,399
Volvo AB Class B	29,523	483
		4,947
Materials (0.1%):
Boliden AB	14,543	423
		6,001
Switzerland (3.7%):
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	6,945	679

Consumer Staples (1.2%):
Coca-Cola HBC AG	86,288	1,885
Nestle SA Registered Shares	65,627	7,145
		9,030
Financials (0.6%):
Julius Baer Group Ltd.	11,275	541
Partners Group Holding AG	1,094	982
Swiss Life Holding AG	1,107	536
UBS Group AG	177,502	2,815
		4,874
Health Care (1.6%):
Novartis AG Registered Shares	58,807	4,758
Roche Holding AG	21,472	7,125
		11,883
Materials (0.2%):
Glencore PLC	148,812	853
Holcim AG	11,382	517
		1,370
		27,836
Taiwan (0.6%):
Consumer Discretionary (0.1%):
Fulgent Sun International Holding Co. Ltd.	70,000	296

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fusheng Precision Co. Ltd.	48,000	$270
Tong Yang Industry Co. Ltd.	204,000	285
		851
Health Care (0.0%):(b)
Pegavision Corp.	19,000	166
Universal Vision Biotechnology Co. Ltd.	23,350	179
		345
Industrials (0.1%):
Chicony Power Technology Co. Ltd.	179,000	388
Symtek Automation Asia Co. Ltd.	87,000	204
Turvo International Co. Ltd.	62,000	174
		766
Information Technology (0.3%):
Gold Circuit Electronics Ltd.	149,400	396
King Yuan Electronics Co. Ltd.	338,000	342
Macronix International Co. Ltd.	378,000	348
Powertech Technology, Inc.	124,000	286
Sigurd Microelectronics Corp.	206,000	297
Tripod Technology Corp.	101,000	279
Wiwynn Corp.	10,000	224
Zhen Ding Technology Holding Ltd.	66,000	216
		2,388
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd.	155,000	401
		4,751
Thailand (0.2%):
Financials (0.0%):(b)
AEON Thana Sinsap Thailand PCL-NVDR	65,500	281

Health Care (0.0%):(b)
Mega Lifesciences PCL	193,400	225

Industrials (0.0%):(b)
STARK Corp. PCL-NVDR (a)	2,235,300	188

Materials (0.1%):
Sahamitr Pressure Container PCL	811,800	316

Real Estate (0.1%):
AP Thailand PCL	1,756,800	453
		1,463
United Arab Emirates (0.0%):(b)
Industrials (0.0%):(b)
RAS Al Khaimah Ceramics	365,205	286

United Kingdom (5.5%):
Communication Services (0.1%):
Informa PLC	65,852	419
WPP PLC	33,503	295
		714
Consumer Discretionary (0.4%):
Barratt Developments PLC	60,354	260
JD Sports Fashion PLC	419,451	469
Next PLC	13,496	762
Stellantis NV	88,361	1,192
		2,683
Consumer Staples (0.9%):
Diageo PLC	67,428	2,774

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Imperial Brands PLC	109,214	$2,660
Reckitt Benckiser Group PLC	6,801	451
Tesco PLC	239,657	592
		6,477
Energy (1.2%):
BP PLC	704,457	3,897
Harbour Energy PLC	91,050	395
Shell PLC	162,224	4,493
		8,785
Financials (1.2%):
3i Group PLC	58,585	780
Aon PLC Class A	8,957	2,521
Barclays PLC	846,624	1,438
HSBC Holdings PLC	404,716	2,077
Legal & General Group PLC	454,144	1,215
Standard Chartered PLC	123,105	736
		8,767
Health Care (0.2%):
AstraZeneca PLC	10,526	1,235
CVS Group PLC	31,497	681
		1,916
Industrials (0.5%):
Ashtead Group PLC	49,070	2,556
BAE Systems PLC	45,814	428
Ferguson PLC	4,767	520
RS GROUP PLC	39,345	433
		3,937
Materials (1.0%):
Anglo American PLC	14,983	449
Croda International PLC	13,991	1,084
Linde PLC	8,961	2,664
Pan African Resources PLC (a)	1,432,067	276
Rio Tinto PLC	59,061	3,086
		7,559
Real Estate (0.0%):(b)
Safestore Holdings PLC	40,308	417

Utilities (0.0%):(b)
Drax Group PLC	54,198	324
		41,579
United States (63.8%):
Communication Services (4.3%):
Alphabet, Inc. Class C (a)	138,322	13,094
AT&T, Inc.	308,472	5,623
Comcast Corp. Class A	87,389	2,774
Match Group, Inc. (a)	38,001	1,642
Sirius XM Holdings, Inc. (d)	635,145	3,836
T-Mobile U.S., Inc. (a)	16,524	2,504
Verizon Communications, Inc.	73,599	2,750
		32,223
Consumer Discretionary (5.7%):
AutoZone, Inc. (a)	2,173	5,504
Best Buy Co., Inc.	31,339	2,144
Ford Motor Co.	175,049	2,340
General Motors Co.	69,295	2,720
Lennar Corp. Class A	32,601	2,631
Lowe's Cos., Inc.	27,896	5,438

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
McDonald's Corp.	10,758	$2,933
O'Reilly Automotive, Inc. (a)	6,602	5,527
Samsonite International SA (a)(c)	108,000	232
Target Corp.	15,370	2,525
Tesla, Inc. (a)	18,084	4,115
The Home Depot, Inc.	23,235	6,881
		42,990
Consumer Staples (3.5%):
Altria Group, Inc.	124,280	5,750
Colgate-Palmolive Co.	30,997	2,289
PepsiCo, Inc.	17,176	3,119
Philip Morris International, Inc.	29,393	2,700
The Coca-Cola Co.	48,679	2,913
The Hershey Co.	9,285	2,217
The Kroger Co.	57,491	2,719
Tyson Foods, Inc. Class A	30,156	2,061
Walgreens Boots Alliance, Inc.	68,149	2,488
		26,256
Energy (3.5%):
Chevron Corp.	21,005	3,800
ConocoPhillips	33,431	4,215
Devon Energy Corp.	41,266	3,192
EOG Resources, Inc.	23,754	3,243
Exxon Mobil Corp.	84,729	9,389
Marathon Petroleum Corp.	23,282	2,645
		26,484
Financials (8.4%):
American Express Co.	15,706	2,332
Annaly Capital Management, Inc.	4,825	89
Bank of America Corp.	106,827	3,850
Berkshire Hathaway, Inc. Class B (a)	26,553	7,835
Blackstone, Inc.	22,622	2,062
Capital One Financial Corp.	24,639	2,612
Citigroup, Inc.	57,608	2,642
FactSet Research Systems, Inc.	5,514	2,346
JPMorgan Chase & Co.	34,936	4,398
M&T Bank Corp.	11,970	2,015
Marsh & McLennan Cos., Inc.	16,152	2,608
MetLife, Inc.	43,282	3,169
Morgan Stanley	35,989	2,957
MSCI, Inc.	4,862	2,280
Prudential Financial, Inc.	27,884	2,933
Raymond James Financial, Inc.	20,694	2,445
Regions Financial Corp.	110,817	2,432
SEI Investments Co.	38,395	2,085
SVB Financial Group (a)	2,519	582
T. Rowe Price Group, Inc.	18,911	2,008
The Goldman Sachs Group, Inc.	9,094	3,133
The Progressive Corp.	22,801	2,928
Wells Fargo & Co.	73,515	3,381
		63,122
Health Care (12.8%):
AbbVie, Inc.	46,550	6,815
AmerisourceBergen Corp.	15,482	2,434
Amgen, Inc.	34,718	9,386
Biogen, Inc. (a)	9,167	2,598
Bristol-Myers Squibb Co.	80,584	6,243
Cigna Corp.	20,166	6,515
CVS Health Corp.	57,091	5,406

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Elevance Health, Inc.	11,578	$6,330
Eli Lilly & Co.	20,179	7,307
Gilead Sciences, Inc.	45,002	3,531
IDEXX Laboratories, Inc. (a)	5,874	2,113
Johnson & Johnson	49,963	8,692
McKesson Corp.	7,068	2,752
Merck & Co., Inc.	73,719	7,460
Mettler-Toledo International, Inc. (a)	1,728	2,186
Pfizer, Inc.	75,737	3,525
Thermo Fisher Scientific, Inc.	5,099	2,621
UnitedHealth Group, Inc.	15,970	8,866
Waters Corp. (a)	6,842	2,047
		96,827
Industrials (6.7%):
3M Co.	38,582	4,853
Cummins, Inc.	12,119	2,963
Fastenal Co.	43,865	2,120
FedEx Corp.	12,091	1,938
General Dynamics Corp.	21,800	5,446
Illinois Tool Works, Inc.	11,717	2,502
Lockheed Martin Corp.	19,141	9,315
Masco Corp.	44,473	2,058
Northrop Grumman Corp.	4,777	2,623
Otis Worldwide Corp.	30,668	2,166
PACCAR, Inc.	28,607	2,770
Republic Services, Inc.	15,279	2,026
Union Pacific Corp.	11,729	2,312
United Parcel Service, Inc. Class B	16,675	2,798
W.W. Grainger, Inc.	4,348	2,541
Waste Management, Inc.	13,927	2,206
		50,637
Information Technology (14.0%):
Adobe, Inc. (a)	7,321	2,332
Apple, Inc.	168,804	25,884
Applied Materials, Inc.	27,026	2,386
Automatic Data Processing, Inc.	9,912	2,396
Broadcom, Inc.	11,751	5,524
Cisco Systems, Inc.	140,628	6,389
Cognizant Technology Solutions Corp. Class A	39,102	2,434
Fair Isaac Corp. (a)	4,982	2,386
Fortinet, Inc. (a)	28,752	1,644
HP, Inc.	154,097	4,256
Intel Corp.	85,010	2,417
International Business Machines Corp.	22,107	3,057
Intuit, Inc.	5,375	2,298
Micron Technology, Inc.	44,358	2,400
Microsoft Corp.	74,809	17,365
Motorola Solutions, Inc.	9,076	2,266
Oracle Corp.	39,911	3,116
Palo Alto Networks, Inc. (a)	11,775	2,021
Parade Technologies Ltd.	10,000	188
Paychex, Inc.	16,713	1,977
QUALCOMM, Inc.	39,997	4,706
Texas Instruments, Inc.	34,415	5,528
VeriSign, Inc. (a)	11,911	2,388
		105,358
Materials (2.2%):
Avery Dennison Corp.	12,003	2,035
CF Industries Holdings, Inc.	25,076	2,665
Corteva, Inc.	38,543	2,518

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nucor Corp.	37,976	$4,989
Sealed Air Corp.	40,961	1,951
The Sherwin-Williams Co.	10,671	2,401
		16,559
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc.	1,930	280
American Homes 4 Rent Class A	4,295	137
American Tower Corp.	6,092	1,262
AvalonBay Communities, Inc.	1,861	326
Boston Properties, Inc.	1,975	144
Camden Property Trust	1,344	155
CBRE Group, Inc. Class A (a)	4,471	317
Crown Castle, Inc.	5,797	773
Digital Realty Trust, Inc.	3,771	378
Equinix, Inc.	1,196	677
Equity LifeStyle Properties, Inc.	2,333	149
Equity Residential	4,745	299
Essex Property Trust, Inc.	867	193
Extra Space Storage, Inc.	1,782	316
Healthpeak Properties, Inc.	7,186	171
Host Hotels & Resorts, Inc.	9,459	179
Invitation Homes, Inc.	7,714	244
Iron Mountain, Inc.	3,875	194
Kimco Realty Corp.	8,470	181
Medical Properties Trust, Inc.	7,895	90
Mid-America Apartment Communities, Inc.	1,549	244
Prologis, Inc.	12,361	1,369
Public Storage	2,105	652
Realty Income Corp.	7,353	458
Regency Centers Corp.	2,034	123
SBA Communications Corp.	1,470	397
Simon Property Group, Inc.	4,380	477
Sun Communities, Inc.	1,548	209
UDR, Inc.	3,947	157
Ventas, Inc.	5,242	205
VICI Properties, Inc.	13,289	426
Vornado Realty Trust	2,165	51
Welltower, Inc.	5,647	345
Weyerhaeuser Co.	10,027	310
WP Carey, Inc.	2,465	188
Zillow Group, Inc. Class C (a)	3,049	94
		12,170
Utilities (1.1%):
DTE Energy Co.	18,135	2,033
Exelon Corp.	51,017	1,969
The AES Corp.	103,409	2,705
UGI Corp.	50,591	1,787
		8,494
		481,120
Total Common Stocks (Cost $686,657)		748,077

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	12,954	722
Total Exchange-Traded Funds (Cost $709)		722

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (h)	4,144,259	$4,144
Total Collateral for Securities Loaned (Cost $4,144)		4,144
Total Investments (Cost $691,510) — 99.8%		752,943
Other assets in excess of liabilities — 0.2%		1,490
NET ASSETS - 100.00%		$754,433

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $4,193 thousands and amounted to 0.6% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1 thousand.
(f)	Security was fair valued based using significant unobservable inputs as of October 31, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At October 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(h)	Rate disclosed is the daily yield on October 31, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Communication Services (11.8%):
Alphabet, Inc. Class A (a)	320,380	$30,279
Alphabet, Inc. Class C (a)	953,213	90,231
Meta Platforms, Inc. Class A (a)	385,439	35,908
Netflix, Inc. (a)	144,982	42,318
The Trade Desk, Inc. Class A (a)	83,853	4,464
The Walt Disney Co. (a)	276,414	29,449
		232,649
Communications Equipment (0.7%):
Arista Networks, Inc. (a)	63,747	7,705
Motorola Solutions, Inc.	25,886	6,464
		14,169
Consumer Discretionary (15.4%):
Airbnb, Inc. Class A (a)	51,396	5,495
Alibaba Group Holding Ltd., ADR (a)	149,190	9,485
Amazon.com, Inc. (a)	889,387	91,109
Booking Holdings, Inc. (a)	4,573	8,549
Chipotle Mexican Grill, Inc. (a)	3,767	5,644
Dollar Tree, Inc. (a)	85,249	13,512
Lululemon Athletica, Inc. (a)	21,114	6,947
NIKE, Inc. Class B	54,878	5,086
O'Reilly Automotive, Inc. (a)	25,207	21,103
Starbucks Corp.	252,574	21,870
Tesla, Inc. (a)	224,341	51,047
Tractor Supply Co.	102,886	22,611
Ulta Beauty, Inc. (a)	49,517	20,766
Yum China Holdings, Inc.	130,982	5,416
Yum! Brands, Inc.	115,584	13,668
		302,308
Consumer Staples (3.9%):
Constellation Brands, Inc. Class A	84,439	20,863
Costco Wholesale Corp.	23,942	12,007
Monster Beverage Corp. (a)	388,774	36,436
The Hershey Co.	32,472	7,753
		77,059
Electronic Equipment, Instruments & Components (0.4%):
CDW Corp.	43,236	7,472

Energy (0.6%):
Diamondback Energy, Inc.	75,165	11,809

Financials (3.3%):
Blackstone, Inc.	63,779	5,813
FactSet Research Systems, Inc.	44,161	18,790
LPL Financial Holdings, Inc.	15,258	3,901
MSCI, Inc.	26,358	12,358
SEI Investments Co.	250,949	13,626
The Progressive Corp.	87,981	11,297
		65,785
Health Care (14.9%):
Agilent Technologies, Inc.	58,285	8,064
Dexcom, Inc. (a)	165,097	19,940
Edwards Lifesciences Corp. (a)	101,828	7,375

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	90,799	$20,777
Intuitive Surgical, Inc. (a)	54,744	13,493
Jazz Pharmaceuticals PLC (a)	85,524	12,298
Novartis AG, ADR	372,318	30,206
NOVO Nordisk A/S, ADR	120,553	13,121
Regeneron Pharmaceuticals, Inc. (a)	37,595	28,149
Roche Holdings Ltd., ADR	528,019	21,828
Tenet Healthcare Corp. (a)	115,292	5,114
Thermo Fisher Scientific, Inc.	16,732	8,600
UnitedHealth Group, Inc.	41,726	23,164
Veeva Systems, Inc. Class A (a)	37,921	6,369
Vertex Pharmaceuticals, Inc. (a)	210,850	65,785
Zoetis, Inc.	55,978	8,440
		292,723
Industrials (7.4%):
CoStar Group, Inc. (a)	182,267	15,077
Deere & Co.	62,904	24,899
Expeditors International of Washington, Inc.	163,133	15,962
Generac Holdings, Inc. (a)	21,198	2,457
HEICO Corp. Class A	111,547	14,200
Quanta Services, Inc.	86,102	12,230
Regal Rexnord Corp.	30,021	3,799
The Boeing Co. (a)	310,740	44,283
Uber Technologies, Inc. (a)	196,899	5,232
Verisk Analytics, Inc.	35,386	6,470
		144,609
IT Services (9.2%):
Block, Inc. (a)	228,151	13,705
Gartner, Inc. (a)	44,960	13,574
PayPal Holdings, Inc. (a)	198,189	16,565
Shopify, Inc. Class A (a)	376,553	12,889
Snowflake, Inc. Class A (a)	31,463	5,044
Toast, Inc. Class A (a)	350,640	7,746
Visa, Inc. Class A	539,782	111,821
		181,344
Materials (0.5%):
Graphic Packaging Holding Co.	456,720	10,486

Real Estate (0.2%):
SBA Communications Corp.	17,981	4,853

Semiconductors & Semiconductor Equipment (6.1%):
Advanced Micro Devices, Inc. (a)	80,680	4,846
Broadcom, Inc.	9,795	4,605
Enphase Energy, Inc. (a)	31,421	9,646
Lam Research Corp.	27,402	11,092
Monolithic Power Systems, Inc.	21,501	7,299
NVIDIA Corp.	479,901	64,772
QUALCOMM, Inc.	158,282	18,623
		120,883
Software (17.3%):
Adobe, Inc. (a)	19,147	6,098
Autodesk, Inc. (a)	173,694	37,223
Cadence Design Systems, Inc. (a)	53,087	8,037
Crowdstrike Holdings, Inc. Class A (a)	37,859	6,103
Intuit, Inc.	19,309	8,255

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Microsoft Corp.	596,404	$138,443
Oracle Corp.	509,463	39,774
Palo Alto Networks, Inc. (a)	111,952	19,210
Salesforce, Inc. (a)	180,816	29,399
ServiceNow, Inc. (a)	63,215	26,597
Synopsys, Inc. (a)	35,705	10,445
Workday, Inc. Class A (a)	63,638	9,916
		339,500
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc.	650,783	99,791
Total Common Stocks (Cost $1,207,132)		1,905,440

Exchange-Traded Funds (2.4%)
iShares Russell 1000 Growth ETF	210,165	46,778
Total Exchange-Traded Funds (Cost $46,679)		46,778
Total Investments (Cost $1,253,811) — 99.2%		1,952,218
Other assets in excess of liabilities — 0.8%		15,457
NET ASSETS - 100.00%		$1,967,675

At October 31, 2022, the Fund's investments in foreign securities were 5.7% of net assets.

(a)	Non-income producing security.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (6.5%):
Alphabet, Inc. Class C (a)	446,184	$42,236
AT&T, Inc.	325,533	5,934
Comcast Corp. Class A	274,253	8,705
Fox Corp. Class A	75,364	2,176
Meta Platforms, Inc. Class A (a)	43,894	4,089
Netflix, Inc. (a)	17,150	5,006
Omnicom Group, Inc.	138,769	10,095
Sirius XM Holdings, Inc. (b)	1,477,792	8,926
The Interpublic Group of Cos., Inc.	240,887	7,176
Verizon Communications, Inc.	213,965	7,996
		102,339
Communications Equipment (1.4%):
Cisco Systems, Inc.	363,797	16,527
Juniper Networks, Inc.	45,076	1,379
Motorola Solutions, Inc.	16,630	4,153
		22,059
Consumer Discretionary (11.0%):
Amazon.com, Inc. (a)	291,515	29,863
Best Buy Co., Inc.	99,491	6,806
Booking Holdings, Inc. (a)	3,881	7,255
Chipotle Mexican Grill, Inc. (a)	3,214	4,816
Dollar Tree, Inc. (a)	71,638	11,355
Genuine Parts Co.	20,725	3,686
H&R Block, Inc.	174,182	7,168
Lennar Corp. Class A	31,413	2,535
Lowe's Cos., Inc.	45,700	8,909
McDonald's Corp.	24,308	6,628
O'Reilly Automotive, Inc. (a)	8,608	7,206
PulteGroup, Inc.	57,892	2,315
Target Corp.	43,299	7,112
Tesla, Inc. (a)	96,152	21,878
The Home Depot, Inc.	12,491	3,699
Toll Brothers, Inc.	34,407	1,482
Tractor Supply Co.	56,280	12,369
Ulta Beauty, Inc. (a)	42,191	17,694
Whirlpool Corp.	12,093	1,672
Williams-Sonoma, Inc.	18,301	2,266
Yum! Brands, Inc.	56,998	6,740
		173,454
Consumer Staples (6.6%):
Altria Group, Inc.	359,755	16,646
Campbell Soup Co.	36,637	1,939
Colgate-Palmolive Co.	57,028	4,211
Constellation Brands, Inc. Class A	65,186	16,106
Costco Wholesale Corp.	20,160	10,110
General Mills, Inc.	29,423	2,400
Kimberly-Clark Corp.	24,081	2,997
PepsiCo, Inc.	29,950	5,438
Philip Morris International, Inc.	111,621	10,253
The Coca-Cola Co.	55,340	3,312
The Hershey Co.	39,365	9,399
The Procter & Gamble Co.	88,878	11,969
Tyson Foods, Inc. Class A	41,301	2,823
Walgreens Boots Alliance, Inc.	72,373	2,642

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	27,175	$3,868
		104,113
Energy (5.0%):
Chevron Corp.	66,307	11,995
Devon Energy Corp.	119,576	9,249
Diamondback Energy, Inc.	64,085	10,068
EOG Resources, Inc.	62,480	8,530
Exxon Mobil Corp.	247,923	27,472
Marathon Petroleum Corp.	51,600	5,863
Valero Energy Corp.	40,094	5,034
		78,211
Financials (11.2%):
Aflac, Inc.	80,256	5,226
American Express Co.	56,988	8,460
American Financial Group, Inc.	26,985	3,916
Ameriprise Financial, Inc.	35,790	11,063
Annaly Capital Management, Inc.	192,093	3,563
Capital One Financial Corp.	11,426	1,211
Discover Financial Services	34,322	3,585
East West Bancorp, Inc.	31,994	2,290
Everest Re Group Ltd.	13,512	4,360
FactSet Research Systems, Inc.	5,000	2,127
Fidelity National Financial, Inc.	205,312	8,085
First American Financial Corp.	27,558	1,389
Jefferies Financial Group, Inc.	186,551	6,419
JPMorgan Chase & Co.	45,678	5,750
LPL Financial Holdings, Inc.	12,975	3,317
M&T Bank Corp.	35,146	5,918
Marsh & McLennan Cos., Inc.	18,110	2,925
MetLife, Inc.	70,736	5,179
Morgan Stanley	37,781	3,104
MSCI, Inc.	10,622	4,980
Popular, Inc.	22,446	1,587
Principal Financial Group, Inc.	83,972	7,400
Regions Financial Corp.	684,477	15,024
Synchrony Financial	207,783	7,389
Synovus Financial Corp.	42,250	1,684
T. Rowe Price Group, Inc.	41,285	4,383
The Charles Schwab Corp.	60,309	4,805
The Goldman Sachs Group, Inc.	22,393	7,715
The Hanover Insurance Group, Inc.	20,591	3,016
The Hartford Financial Services Group, Inc.	99,589	7,211
The Progressive Corp.	74,975	9,627
The Travelers Cos., Inc.	26,181	4,829
U.S. Bancorp	132,173	5,611
Zions Bancorp NA	48,838	2,537
		175,685
Health Care (15.6%):
Abbott Laboratories	36,738	3,635
AbbVie, Inc.	23,865	3,494
Agilent Technologies, Inc.	49,703	6,876
AmerisourceBergen Corp.	8,261	1,299
Amgen, Inc.	51,864	14,021
Bristol-Myers Squibb Co.	85,272	6,606
Cardinal Health, Inc.	90,565	6,874
Chemed Corp.	6,392	2,984
Cigna Corp.	23,956	7,739
CVS Health Corp.	76,570	7,251

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dexcom, Inc. (a)	86,488	$10,446
Edwards Lifesciences Corp. (a)	80,931	5,862
Elevance Health, Inc.	12,564	6,870
Eli Lilly & Co.	25,930	9,389
Gilead Sciences, Inc.	159,707	12,531
Jazz Pharmaceuticals PLC (a)	72,930	10,487
Johnson & Johnson	133,154	23,165
McKesson Corp.	10,658	4,150
Merck & Co., Inc.	156,649	15,853
Pfizer, Inc.	170,278	7,926
Quest Diagnostics, Inc.	30,680	4,407
Tenet Healthcare Corp. (a)	91,073	4,040
Thermo Fisher Scientific, Inc.	12,164	6,252
UnitedHealth Group, Inc.	53,959	29,955
Vertex Pharmaceuticals, Inc. (a)	93,600	29,203
West Pharmaceutical Services, Inc.	8,492	1,954
Zoetis, Inc.	15,798	2,382
		245,651
Industrials (10.0%):
3M Co.	47,514	5,977
Cintas Corp.	14,782	6,320
CoStar Group, Inc. (a)	76,534	6,331
CSX Corp.	90,521	2,630
Cummins, Inc.	25,913	6,336
Deere & Co.	18,597	7,361
Emerson Electric Co.	44,769	3,877
Fastenal Co.	175,089	8,462
FedEx Corp.	11,699	1,875
General Dynamics Corp.	29,272	7,312
HEICO Corp. Class A	94,126	11,982
Huntington Ingalls Industries, Inc.	12,598	3,239
Illinois Tool Works, Inc.	21,648	4,622
Lennox International, Inc.	14,191	3,315
Lockheed Martin Corp.	26,943	13,113
ManpowerGroup, Inc.	35,316	2,767
Masco Corp.	150,349	6,957
Northrop Grumman Corp.	9,276	5,093
Owens Corning	19,333	1,655
Quanta Services, Inc.	73,211	10,399
Regal Rexnord Corp.	25,601	3,239
Republic Services, Inc.	24,194	3,209
Robert Half International, Inc.	61,419	4,696
Snap-on, Inc.	14,759	3,277
Union Pacific Corp.	34,457	6,793
United Parcel Service, Inc. Class B	46,231	7,756
Verisk Analytics, Inc.	30,176	5,517
W.W. Grainger, Inc.	5,677	3,317
		157,427
IT Services (5.5%):
Accenture PLC Class A	26,441	7,507
Automatic Data Processing, Inc.	13,069	3,159
Block, Inc. (a)	57,937	3,480
Gartner, Inc. (a)	33,481	10,108
International Business Machines Corp.	42,751	5,912
Mastercard, Inc. Class A	20,956	6,877
Paychex, Inc.	34,915	4,131
Snowflake, Inc. Class A (a)	26,594	4,263
Toast, Inc. Class A (a)	298,806	6,601

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	167,388	$34,676
		86,714
Materials (2.6%):
Avery Dennison Corp.	9,145	1,551
CF Industries Holdings, Inc.	54,418	5,782
Graphic Packaging Holding Co.	389,059	8,933
LyondellBasell Industries NV Class A	129,939	9,934
Nucor Corp.	18,237	2,396
Packaging Corp. of America	40,390	4,855
Reliance Steel & Aluminum Co.	18,380	3,703
Steel Dynamics, Inc.	17,614	1,657
The Sherwin-Williams Co.	7,018	1,579
Westlake Corp.	13,519	1,307
		41,697
Real Estate (2.8%):
AvalonBay Communities, Inc.	17,172	3,007
Boston Properties, Inc.	39,324	2,859
Digital Realty Trust, Inc.	25,264	2,533
Equity Residential	33,576	2,116
Essex Property Trust, Inc.	5,842	1,298
National Retail Properties, Inc.	43,884	1,844
Prologis, Inc.	34,117	3,779
Realty Income Corp.	74,143	4,617
Regency Centers Corp.	22,544	1,364
SBA Communications Corp.	15,139	4,086
Ventas, Inc.	56,234	2,200
VICI Properties, Inc.	329,360	10,546
Vornado Realty Trust	34,680	818
Welltower, Inc.	46,573	2,843
		43,910
Semiconductors & Semiconductor Equipment (4.0%):
Advanced Micro Devices, Inc. (a)	68,818	4,133
Enphase Energy, Inc. (a)	26,724	8,204
Intel Corp.	218,247	6,205
KLA Corp.	6,328	2,002
Lam Research Corp.	23,382	9,465
Monolithic Power Systems, Inc.	18,340	6,226
NVIDIA Corp.	122,584	16,545
QUALCOMM, Inc.	30,313	3,567
Texas Instruments, Inc.	43,027	6,911
		63,258
Software (7.6%):
Intuit, Inc.	16,254	6,949
Microsoft Corp.	335,515	77,883
Palo Alto Networks, Inc. (a)	62,115	10,658
ServiceNow, Inc. (a)	35,431	14,907
Synopsys, Inc. (a)	29,993	8,775
		119,172
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	621,615	95,319
Hewlett Packard Enterprise Co.	183,562	2,619
HP, Inc.	315,382	8,711
NetApp, Inc.	79,344	5,496
		112,145
Utilities (2.6%):
Duke Energy Corp.	40,119	3,738

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Evergy, Inc.	124,670	$7,621
Exelon Corp.	71,863	2,773
NRG Energy, Inc.	133,723	5,938
Sempra Energy	26,615	4,017
The Southern Co.	179,093	11,727
UGI Corp.	139,191	4,918
		40,732
Total Common Stocks (Cost $1,286,767)		1,566,567

Collateral for Securities Loaned (0.6%)^
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (c)	9,316,888	9,317
Total Collateral for Securities Loaned (Cost $9,317)		9,317
Total Investments (Cost $1,296,084) — 100.1%		1,575,884
Liabilities in excess of other assets — (0.1)%		(1,048)
NET ASSETS - 100.00%		$1,574,836

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2022.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.8%)
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	$3,000	$2,922
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	2,479	2,208
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 9/15/24 @ 100 (a)	2,843	2,833
Total Asset-Backed Securities (Cost $8,278)		7,963

Collateralized Mortgage Obligations (0.4%)
BPR Trust, Series 2022-STAR, Class A, 6.61% (TSFR1M+323bps), 8/15/24 (a)(b)	2,536	2,498
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(c)	2,000	1,236
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 4.55% (LIBOR01M+96bps), 2/25/35, Callable 11/25/22 @ 100 (b)	657	70
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 1.81%, 5/17/40, Callable 11/17/22 @ 100 (c)(d)	3	—
Total Collateralized Mortgage Obligations (Cost $4,141)		3,804

Common Stocks (0.4%)
Communication Services (0.1%):
AT&T, Inc.	39,101	713

Energy (0.2%):
BP PLC, ADR	9,808	326
GenOn Energy, Inc. (f)	16,168	1,779
Nine Point Energy (f)(g)	2,678,202	—
Sabine Oil & Gas Holdings, Inc. (f)(g)	2,824	—	(e)
Shell PLC, ADR	1,159	65
		2,170
Real Estate (0.1%):
Crown Castle, Inc.	6,253	833
Total Common Stocks (Cost $6,847)		3,716

Preferred Stocks (2.0%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56 (h)	135,286	2,320

Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (i)	87,180	2,237
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (b)(i)	76,204	1,909
		4,146
Energy (1.1%):
NuStar Logistics LP, 8.69% (LIBOR03M+673bps), 1/15/43 (b)	437,747	10,904

Real Estate (0.3%):
Equity Residential, cumulative redeemable, Series K, 8.29% (i)	45,314	2,337
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (i)	5,310	290
		2,627
Total Preferred Stocks (Cost $21,674)		19,997

Senior Secured Loans (4.5%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 8.99% (LIBOR03M+475bps), 4/20/28 (b)	2,000	1,978

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Asurion LLC, New B-10 Term Loans, First Lien, 7.55% (SOFR01M+400bps), 8/19/28 (b)(j)	$3,000		$2,693
Bausch & Lomb, Inc., Initial Term Loans, First Lien, 6.52% (SOFR01M+325bps), 5/10/27 (b)	1,000		936
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 8.52% (SOFR01M+525bps), 2/1/27 (b)	4,938		3,682
CDK Global, Inc., Initial Term Loan, First Lien, 8.11% (SOFR03M+450bps), 7/6/29 (b)	2,000		1,955
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 9.37% (LIBOR01M+625bps), 3/28/24 (b)	2,111		2,110
Clydesdale Acquisition Holdings LLC, Term B Loans, First Lien, 7.21% (SOFR01M+418bps), 4/13/29 (b)	997		959
CNT Holdings I Corp., Second Lien Initial Term Loans, Second Lien, 11/6/28 (k)	2,000		1,890
Daseke Cos., Inc., Initial Term Loan, First Lien, 7.58% (LIBOR01M+400bps), 3/9/28 (b)	985		940
Directv Financing LLC, Closing Date Term Loans, First Lien, 8.12% (LIBOR01M+500bps), 8/2/27 (b)	2,883		2,741
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 7.03% (SOFR01M+400bps), 1/27/29 (b)	2,488		2,328
Latam Airlines Group, 10/11/27 (k)	3,000		2,835
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 6.12% (LIBOR01M+300bps), 6/30/24 (b)(f)	39		24
Lealand Finance Co. BV, Take-Back Term Loan, First Lien (3.00% PIK), 4.12% (LIBOR01M+100bps), 6/30/25 (b)(f)	345		180
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 8.78% (LIBOR03M+525bps), 6/20/27 (b)	1,900		1,937
Paya, Inc., TLB, First Lien, 6.37% (LIBOR01M+325bps), 6/25/28 (b)	990		960
Polaris Newco LLC, Dollar Term Loan, First Lien, 7.67% (LIBOR03M+400bps), 6/4/28 (b)	1,238		1,128
Pregis Topco LLC, Initial Term Loan, First Lien, 6.81% (LIBOR03M+400bps), 8/1/26 (b)	1,459		1,391
Quicksilver Resources, Inc., Loans, Second Lien, 6/21/19 (f)(g)(k)	3,914		6
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 7.42% (LIBOR03M+375bps), 10/2/26 (b)	3,938		3,743
Team Health Holdings, Inc., Facility Extending TLB, First Lien, 8.28% (SOFR01M+525bps), 2/2/27 (b)	3,952		3,270
UKG, Inc., 2021 Incremental Term Loan, Second Lien, 5/3/27 (k)	2,000		1,835
WaterBridge Midstream Operating LLC, Term Loan B, First Lien, 6.75% (LIBOR06M+575bps), 6/21/26 (b)	—	(e)	—	(e)
Whatabrands LLC, Initial Term B Loans, First Lien, 6.37% (LIBOR01M+325bps), 8/3/28 (b)	3,480		3,300
Wok Holdings, Inc., Initial Term Loans, First Lien, 9.57% (LIBOR03M+625bps), 3/1/26 (b)	1,898		1,657
Total Senior Secured Loans (Cost $51,068)			44,478

Corporate Bonds (71.6%)
Communication Services (11.9%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13	5,000		3,879
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102 (a)	3,421		2,781
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81 (a)	2,000		1,589
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (a)(h)	3,000		2,203
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	3,500		2,916
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	2,500		2,032
4.50%, 6/1/33, Callable 6/1/27 @ 102.25 (a)	5,000		3,808
CenturyLink, Inc., 7.65%, 3/15/42	4,621		3,100

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29, Callable 6/1/24 @ 103.75 (a)(h)	$1,000	$786
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 12/12/22 @ 102.56 (a)	5,500	4,949
CSC Holdings LLC
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000	2,594
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500	4,237
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	8,000	6,160
4.13%, 12/1/30, Callable 12/1/25 @ 102.06 (a)(h)	2,000	1,571
5.00%, 11/15/31, Callable 11/15/26 @ 102.5 (a)	2,500	1,811
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 12/12/22 @ 103.38 (a)(h)	5,975	5,187
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 8/15/27, Callable 8/15/23 @ 104.41 (a)	4,000	3,600
Dish DBS Corp.
5.88%, 11/15/24	5,000	4,612
7.75%, 7/1/26	3,000	2,534
DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26 @ 100 (a)	4,500	3,907
Embarq Corp., 8.00%, 6/1/36	2,500	1,012
Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)	2,500	2,061
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 10/15/23 @ 102.94 (a)	2,500	2,319
5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,750
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	2,000	1,580
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 11/25/22 @ 104.19 (h)	3,000	2,697
Lumen Technologies, Inc.
4.00%, 2/15/27, Callable 2/15/23 @ 102 (a)	1,000	851
5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (a)	3,400	2,496
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	1,777
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56 (a)	1,000	901
Nexstar Broadcasting, Inc.
5.63%, 7/15/27, Callable 11/21/22 @ 104.22 (a)	4,000	3,765
4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (a)	2,000	1,755
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 9/15/26, Callable 9/15/23 @ 102.25 (a)	2,000	1,708
6.50%, 9/15/28, Callable 9/15/23 @ 103.25 (a)	1,000	629
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 12/12/22 @ 100 (a)	1,484	1,435
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)	1,500	1,246
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a)(h)	3,000	2,438
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)(h)	5,000	3,739
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	4,000	3,275
3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (a)	2,000	1,599
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	2,500	2,387
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 2/1/23 @ 103.44 (a)	2,000	1,888
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69 (a)	4,000	3,895
Urban One, Inc., 7.38%, 2/1/28, Callable 2/1/24 @ 103.69 (a)	1,866	1,633
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 12/12/22 @ 100 (a)	1,500	1,159
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	3,000	1,994
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94 (a)	2,000	1,684
		117,929

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (16.0%):
Asbury Automotive Group, Inc.
4.75%, 3/1/30, Callable 3/1/25 @ 102.38 (h)	$1,500	$1,228
5.00%, 2/15/32, Callable 11/15/26 @ 102.5 (a)	3,000	2,419
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31 (a)	3,000	2,227
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (a)(h)	3,000	2,596
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	4,000	3,310
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (a)	2,000	1,690
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/15/24 @ 102.38 (a)	2,015	1,763
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (a)	3,000	2,918
4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (a)(h)	7,000	5,602
Carnival Corp.
10.50%, 2/1/26, Callable 8/1/23 @ 105.25 (a)	500	490
9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	11,500	10,722
6.00%, 5/1/29, Callable 11/1/24 @ 103 (a)	5,500	3,639
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19 (a)	1,000	1,014
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 12/12/22 @ 104.25 (a)	3,500	3,442
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5 (a)	1,000	871
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29, Callable 1/15/25 @ 102.31 (a)	5,000	4,347
6.75%, 1/15/30, Callable 1/15/25 @ 103.38 (a)	2,000	1,570
Ford Motor Co.
6.63%, 10/1/28	4,000	3,945
4.75%, 1/15/43	2,000	1,396
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	2,500	2,053
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,235
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,000	1,668
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	2,000	1,638
L Brands, Inc., 6.95%, 3/1/33	3,000	2,462
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 2/15/24 @ 103.38 (a)	1,000	896
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (a)	4,000	3,239
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	6,500	5,580
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94 (a)	4,000	3,377
Magic Mergerco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63 (a)	3,000	2,134
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28, Callable 12/12/22 @ 102.38	2,000	1,738
4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	2,000	1,674
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100	5,000	4,341
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,670
NCL Corp Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100 (a)	2,000	1,638
NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94 (a)	4,500	4,021
Newell Brands, Inc., 5.63%, 4/1/36, Callable 10/1/35 @ 100	3,000	2,494
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 (h)	2,000	1,502
4.25%, 8/1/31, Callable 5/1/31 @ 100	1,500	1,089
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 2/15/28, Callable 2/15/24 @ 103 (a)(h)	2,000	1,570
10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)(h)	1,000	939
PulteGroup, Inc.
7.88%, 6/15/32	500	525
6.00%, 2/15/35	1,000	888

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	$4,200	$2,861
Royal Caribbean Cruises Ltd.
11.63%, 8/15/27, Callable 8/15/24 @ 105.81 (a)	8,000	7,774
9.25%, 1/15/29, Callable 4/1/25 @ 104.63 (a)	3,000	3,045
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (a)	3,000	2,599
Scientific Games International, Inc., 7.25%, 11/15/29, Callable 11/15/24 @ 103.63 (a)	2,000	1,932
Seaworld Parks & Entertainment, Inc., 5.25%, 8/15/29, Callable 8/15/24 @ 102.63 (a)	250	217
Sotheby's, 7.38%, 10/15/27, Callable 11/21/22 @ 103.69 (a)(h)	7,250	7,015
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	4,586
The Gap, Inc.
3.63%, 10/1/29, Callable 10/1/24 @ 101.81 (a)	2,500	1,756
3.88%, 10/1/31, Callable 10/1/26 @ 101.94 (a)	1,500	1,035
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (a)	3,500	2,786
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100 (h)	500	405
Travel + Leisure Co., 4.50%, 12/1/29, Callable 9/1/29 @ 100 (a)	2,000	1,628
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 11/21/22 @ 100 (a)	3,000	2,580
USA Compression Partners LP / USA Compression Finance, 6.88%, 4/1/26, Callable 12/12/22 @ 103.44	2,000	1,920
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (a)	3,500	2,916
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,085	1,697
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	2,000	1,760
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/1/25, Callable 12/1/24 @ 100 (a)	1,500	1,421
5.25%, 5/15/27, Callable 2/15/27 @ 100 (a)(h)	1,500	1,307
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	1,000	797
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	3,574
		159,171
Consumer Staples (3.2%):
BAT Capital Corp., 7.75%, 10/19/32, Callable 7/19/32 @ 100	1,000	1,022
Coty, Inc., 6.50%, 4/15/26, Callable 12/12/22 @ 103.25 (a)(h)	6,000	5,715
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/1/24 @ 102.06 (a)	2,500	2,137
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 11/21/22 @ 102.13 (a)	2,000	1,167
Lamb Weston Holdings, Inc., 4.38%, 1/31/32, Callable 1/31/27 @ 102.19 (a)	2,000	1,723
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)(h)	3,000	2,789
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13 (a)	2,500	2,126
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (a)	1,000	768
Post Holdings, Inc.
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,251
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	4,000	3,381
Spectrum Brands, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (a)(h)	3,000	2,211
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (a)	2,000	1,519
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a)	6,000	5,339
		32,148

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (6.5%):
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 12/15/22 @ 103.81 (a)	$1,500	$1,485
Buckeye Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100 (a)	1,000	870
California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57 (a)	3,000	2,960
Callon Petroleum Co.
8.00%, 8/1/28, Callable 8/1/24 @ 104 (a)(h)	3,000	2,991
7.50%, 6/15/30, Callable 6/15/25 @ 103.75 (a)(h)	2,000	1,900
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 12/12/22 @ 102.06 (h)	3,000	2,999
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 12/12/22 @ 102.75 (a)	2,000	2,035
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75 (a)	4,000	3,550
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.00%, 2/1/29, Callable 2/1/24 @ 103 (a)	750	704
8.00%, 4/1/29, Callable 4/1/24 @ 104 (a)	1,000	1,010
CSI Compressco LP/CSI Compressco Finance, Inc., 10.00%, 4/1/26, Callable 4/1/23 @ 107.5 (a)(h)	2,281	2,007
Earthstone Energy Holdings LLC, 8.00%, 4/15/27, Callable 4/15/24 @ 106 (a)(h)	1,000	946
Energy Transfer LP, 7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100 (b)(i)	1,000	828
Enterprise TE Partners LP, 5.86% (LIBOR03M+278bps), 6/1/67, Callable 12/12/22 @ 100 (b)	3,000	2,498
Eqm Midstream Partners, LP
7.50%, 6/1/27, Callable 6/1/24 @ 103.75 (a)	2,000	1,979
4.75%, 1/15/31, Callable 7/15/30 @ 100 (a)	1,000	835
EQT Midstream Partners LP, 5.50%, 7/15/28, Callable 4/15/28 @ 100	1,000	895
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	7,000	6,592
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59 (h)	10,000	9,849
PDC Energy, Inc., 5.75%, 5/15/26, Callable 12/12/22 @ 102.88	1,500	1,439
Petroleos Mexicanos, 6.63%, 6/15/35	3,000	2,040
SM Energy Co., 5.63%, 6/1/25, Callable 12/12/22 @ 100.94	3,000	2,921
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29, Callable 5/15/24 @ 102.25	3,000	2,592
4.50%, 4/30/30, Callable 4/30/25 @ 102.25	2,000	1,703
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	2,849
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106	1,000	1,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	2,000	1,845
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 12/12/22 @ 103.06 (a)	280	269
Western Midstream Operating LP, 5.50%, 2/1/50, Callable 8/1/49 @ 100	1,500	1,178
		64,830
Financials (8.2%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 12/12/22 @ 101.63 (a)	4,000	3,574
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	8,500	6,990
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100	3,000	2,480
3.25%, 3/15/27, Callable 2/15/27 @ 100	3,000	2,489
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 5/1/23 @ 103.38 (a)	3,200	3,005
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100	2,000	1,818
4.13%, 8/17/27, Callable 6/17/27 @ 100	6,250	5,548
5.11%, 5/3/29, Callable 2/3/29 @ 100	8,500	7,594

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (a)(h)	$5,500	$4,420
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (a)	6,140	5,277
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (a)	2,000	1,626
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28, Callable 8/15/24 @ 102.5 (a)	2,500	1,965
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 11/21/22 @ 103.38 (a)	1,000	954
10.50%, 7/15/27, Callable 11/21/22 @ 105.25 (a)	3,000	2,748
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (f)	1,000	3
Lehman Brothers Treasury Co. BV, MTN (i)(l)	1,447	5
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	2,000	1,648
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (a)	2,500	1,897
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100	1,000	1,290
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (a)	6,000	4,901
5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (a)	7,000	5,456
NFP Corp.
6.88%, 8/15/28, Callable 8/15/23 @ 103.44 (a)	3,886	3,349
7.50%, 10/1/30, Callable 10/1/25 @ 103.75 (a)	2,500	2,398
Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13 (a)	2,000	1,641
OneMain Finance Corp., 7.13%, 3/15/26	2,000	1,925
OWL Rock Core Income Corp., 5.50%, 3/21/25	1,000	944
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44 (a)	3,500	2,992
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100 (a)	1,000	884
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 7/15/23 @ 102.75 (a)	2,000	1,601
		81,422
Health Care (5.9%):
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	8,000	7,239
CHS / Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63 (a)	2,000	1,385
CHS, Inc., 8.00%, 3/15/26, Callable 12/12/22 @ 104 (a)	9,500	8,191
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25 (a)(h)	4,000	3,470
DaVita, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	5,000	3,628
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	2,676
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69 (a)	1,000	915
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	413
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 11/15/22 @ 101.63 (a)	3,000	2,320
Mednax, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69 (a)(h)	4,000	3,453
Organon Finance 1 LLC, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06 (a)	2,500	2,200
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	5,000	4,024
Select Medical Corp., 6.25%, 8/15/26, Callable 12/12/22 @ 103.13 (a)	2,500	2,385
Tenet Healthcare Corp.
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)	7,000	6,069
6.88%, 11/15/31	7,000	5,956
US Acute Care Solutions, 6.38%, 3/1/26, Callable 3/1/23 @ 103.19 (a)	5,000	4,527
		58,851
Industrials (9.3%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,000	2,552
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63 (a)	9,000	8,482
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	6,900	6,279

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13 (a)	$1,100	$880
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06 (a)	1,000	865
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88 (a)	3,000	2,708
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 12/12/22 @ 103.13 (a)	3,000	2,883
Griffon Corp., 5.75%, 3/1/28, Callable 3/1/23 @ 102.88	1,500	1,374
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,692
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88 (a)	250	231
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,000	929
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 12/12/22 @ 103.56 (a)	4,500	4,289
Matthews International Corp., 5.25%, 12/1/25, Callable 12/12/22 @ 101.31 (a)	3,500	3,215
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	868
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	8,000	7,409
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19 (a)	1,000	878
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19	2,850	2,497
Spirit AeroSystems, Inc.
5.50%, 1/15/25, Callable 12/12/22 @ 102.75 (a)	1,500	1,453
7.50%, 4/15/25, Callable 12/12/22 @ 103.75 (a)	3,500	3,409
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28	1,835	1,529
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	2,075	2,106
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19 (a)	3,000	2,429
3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	5,000	3,748
Terex Corp., 5.00%, 5/15/29, Callable 5/15/24 @ 102.5 (a)	3,000	2,676
The ADT Security Corp., 4.13%, 8/1/29, Callable 8/1/28 @ 100 (a)	2,000	1,714
The Hertz Corp., 4.63%, 12/1/26, Callable 12/1/23 @ 102.31 (a)	2,000	1,704
TransDigm, Inc.
7.50%, 3/15/27, Callable 12/12/22 @ 103.75	5,000	4,930
5.50%, 11/15/27, Callable 12/12/22 @ 102.75	3,500	3,179
4.88%, 5/1/29, Callable 5/1/24 @ 102.44	5,000	4,258
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	2,036	1,809
Uber Technologies, Inc., 7.50%, 9/15/27, Callable 12/12/22 @ 105.63 (a)(h)	2,000	1,992
United Airlines Pass Through Trust, 4.88%, 1/15/26	21	20
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	2,560
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 12/12/22 @ 102.75 (a)	2,000	1,850
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,014
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (a)	2,000	1,996
		92,407
Information Technology (3.4%):
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,630
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25 (a)(h)	7,500	5,852
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63 (a)(h)	5,000	4,776
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 11/21/22 @ 101 (a)	2,000	1,883

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72 (a)	$1,000	$818
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,390
NCR Corp., 5.13%, 4/15/29, Callable 4/15/24 @ 102.56 (a)	1,500	1,258
NortonLifeLock, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56 (a)	2,000	1,974
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06 (a)	5,000	3,775
Seagate HDD Cayman, 3.38%, 7/15/31, Callable 1/15/26 @ 101.69	6,000	4,287
Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	3,000	2,444
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	1,679
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	2,250	1,560
		33,326
Materials (3.8%):
Arconic Corp., 6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,124
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102 (a)(h)	1,000	761
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 12/12/22 @ 102.63 (a)	6,500	4,656
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	2,000	1,652
Bway Holding Co., 7.25%, 4/15/25, Callable 12/12/22 @ 100 (a)	6,000	5,400
Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	2,000	1,630
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38 (a)(h)	2,500	1,610
Kaiser Aluminum Corp., 4.50%, 6/1/31, Callable 6/1/26 @ 102.25 (a)	3,000	2,356
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (a)	3,250	2,643
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	2,552
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5 (h)	1,500	1,357
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31 (a)	2,500	2,391
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28, Callable 10/15/24 @ 102.19 (a)	2,000	1,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	885
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44 (a)	2,000	1,738
The Chemours Co.
5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	1,000	850
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	2,000	1,558
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31 (a)	2,000	1,552
United States Steel Corp., 6.88%, 3/1/29, Callable 3/1/24 @ 103.44 (h)	903	829
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	789
		38,083
Real Estate (1.6%):
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.25%, 6/15/25, Callable 12/12/22 @ 103.13 (a)	1,400	1,386
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	2,500	2,063
Service Properties Trust
4.95%, 2/15/27, Callable 8/15/26 @ 100 (h)	2,000	1,621
4.95%, 10/1/29, Callable 7/1/29 @ 100	4,000	2,922
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19 (a)	4,261	3,198
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	1,793
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)(h)	3,676	3,034
		16,017
Utilities (1.8%):
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	7,000	5,948
NRG Energy, Inc.
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	2,856
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	4,000	3,183

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC
5.00%, 7/31/27, Callable 11/21/22 @ 102.5 (a)	$5,000	$4,613
4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (a)	1,000	857
		17,457
Total Corporate Bonds (Cost $791,852)		711,641

Yankee Dollars (14.6%)
Communication Services (1.7%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)(h)	8,000	5,169
Altice France SA
8.13%, 2/1/27, Callable 11/21/22 @ 104.06 (a)	3,000	2,748
5.50%, 10/15/29, Callable 10/15/24 @ 102.75 (a)	3,000	2,287
LCPR Seniorr Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (a)	1,500	1,267
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	3,924
Videotron Ltd., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81 (a)(h)	2,500	2,096
		17,491
Consumer Discretionary (2.0%):
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28, Callable 12/12/22 @ 101.94 (a)	1,500	1,320
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a)(o)	6,024	5,138
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	2,000	1,982
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	3,500	2,579
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	4,000	3,161
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)(h)	2,000	1,094
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	1,000	571
MGM China Holdings Ltd., 4.75%, 2/1/27, Callable 2/1/24 @ 102.38 (a)	700	506
Royal Caribbean Cruises Ltd.
5.50%, 8/31/26, Callable 2/28/26 @ 100 (a)	2,000	1,633
5.50%, 4/1/28, Callable 10/1/27 @ 100 (a)(h)	2,000	1,540
		19,524
Consumer Staples (0.2%):
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)(h)	2,000	1,853

Energy (1.7%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	3,093
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)(h)	2,000	1,803
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 7/15/23 @ 104.5 (a)	2,000	1,977
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 12/12/22 @ 102.81 (a)	2,000	1,894
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 (h)	2,000	1,421
Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	3,000	2,376
Tullow Oil PLC, 10.25%, 5/15/26, Callable 5/15/23 @ 105.13 (a)	1,500	1,278
Vermilion Energy, Inc., 6.88%, 5/1/30, Callable 5/1/25 @ 103.44 (a)	3,000	2,820
		16,662

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (2.7%):
Altice Financing SA
5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	$4,000	$3,196
5.75%, 8/15/29, Callable 8/15/24 @ 102.88 (a)	5,000	3,937
Credit Suisse AG, 6.50%, 8/8/23 (a)	2,250	2,185
Deutsche Bank AG
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	3,000	2,390
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	6,850	4,702
Iris Holding, Inc., 10.00%, 12/15/28, Callable 6/15/25 @ 105 (a)	2,500	2,143
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a)(b)	6,000	5,152
Virgin Media Vendor Financing Notes IV Dac, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5 (a)	2,000	1,711
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13 (a)	2,000	1,610
		27,026
Health Care (0.4%):
Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (a)	2,000	1,227
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28, Callable 12/1/27 @ 100 (h)	3,000	2,829
		4,056
Industrials (2.8%):
Air Canada Pass Through Trust, 4.13%, 5/15/25 (a)(h)	4,727	4,210
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	855
Bombardier, Inc.
7.50%, 3/15/25, Callable 12/12/22 @ 101.25 (a)	3,934	3,868
7.88%, 4/15/27, Callable 12/12/22 @ 103.94 (a)	5,000	4,751
Latam Airlines Group SA
13.38%, 10/15/27, Callable 10/15/24 @ 110.03 (a)(h)	4,000	3,929
13.38%, 10/15/29, Callable 10/15/25 @ 110.03 (a)(h)	2,000	1,965
NES Fircroft Bondco AS, 11.75%, 9/29/26, Callable 9/29/24 @ 105.88 (a)	5,000	4,825
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	2,967	2,686
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75 (a)	1,500	1,160
		28,249
Materials (2.2%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	1,300	1,229
Diamond Bc BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31 (a)	2,000	1,467
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13 (a)	2,000	1,618
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5 (a)	4,320	3,391
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 11/21/22 @ 101.88 (a)	3,000	2,909
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 12/12/22 @ 106 (a)	2,000	1,867
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,031	4,339
Mineral Resources, Ltd.
8.00%, 11/1/27, Callable 11/1/24 @ 104 (a)	1,000	983
8.50%, 5/1/30, Callable 5/1/25 @ 104.25 (a)	1,000	992
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13 (a)(h)	3,000	2,450
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 11/21/22 @ 104.25 (a)(h)	1,000	949
		22,194

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate (0.1%):
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)(h)	$1,000	$827

Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)	1,500	955

Utilities (0.7%):
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(b)(i)	3,000	2,834
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	2,195	1,899
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(b)	2,000	1,990
		6,723
Total Yankee Dollars (Cost $165,006)		145,560

Commercial Paper (4.9%)(m)
Autonation, Inc., 3.67%, 11/1/22 (a)	8,700	8,699
Aviation Capital Group LLC, 3.85%, 11/1/22 (a)	9,800	9,799
Crown Castle International Corp., 3.83%, 11/3/22 (a)	9,800	9,797
Jabil, Inc., 3.95%, 11/2/22 (a)	9,500	9,498
ONEOK, Inc., 3.95%, 11/7/22 (a)	5,000	4,996
Quanta Services, Inc.
3.70%, 11/1/22 (a)	3,550	3,550
3.83%, 11/3/22 (a)	2,000	1,999
Total Commercial Paper (Cost $48,343)		48,338

Exchange-Traded Funds (1.2%)
iShares iBoxx High Yield Corporate Bond ETF (h)	70,599	5,184
SPDR Bloomberg High Yield Bond ETF	70,315	6,332
Total Exchange-Traded Funds (Cost $11,762)		11,516

Collateral for Securities Loaned (5.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07% (n)	7,157,151	7,157
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (n)	47,005,366	47,006
Total Collateral for Securities Loaned (Cost $54,163)		54,163
Total Investments (Cost $1,163,134) — 105.8%		1,051,176
Liabilities in excess of other assets — (5.8)%		(57,180)
NET ASSETS - 100.00%		$993,996

At October 31, 2022, the Fund's investments in foreign securities were 15.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $724,732 thousands and amounted to 72.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2022.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At October 31, 2022, illiquid securities were 0.2% of the Fund's net assets.
(g)	Security was fair valued based using significant unobservable inputs as of October 31, 2022.
(h)	All or a portion of this security is on loan.
(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(j)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(k)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(l)	Zero-coupon bond.
(m)	Rate represents the effective yield at October 31, 2022.
(n)	Rate disclosed is the daily yield on October 31, 2022.
(o)	Coupon may be 7.13% PIK.

ADR—American Depositary Receipt

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF—Exchange-Traded Fund

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PIK—Payment in-kind

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

SOFR01M—1 Month SOFR, rate disclosed as of October 31, 2022.

SOFR03M—3 Month SOFR, rate disclosed as of October 31, 2022.

TSFR—Term SOFR

TSFR1M—1 month Term SOFR, rate disclosed as of October 31, 2022.

ULC—Unlimited Liability Co.

USISDA05—5 Year ICE Swap Rate, rate disclosed as of October 31, 2022.

USSW10—USD 10 Year Swap Rate, rate disclosed as of October 31, 2022

USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$8,500	$7,143
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 11/13/23 @ 100 (a)	3,500	3,296
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 7/13/23 @ 100 (a)	2,500	2,404
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 12/18/22 @ 100	606	606
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	2,286	2,171
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100 (a)	1,400	1,322
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 9/20/24 @ 100 (a)	7,500	7,105
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 3/20/24 @ 100 (a)	5,250	5,107
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,924	1,913
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25, Callable 12/15/22 @ 100	1,470	1,467
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	3,611	3,457
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 11/15/22 @ 100 (a)	23	23
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 10/10/25 @ 100	2,750	2,519
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 4/14/24 @ 100 (a)	2,000	1,858
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,874	2,464
Chesapeake Funding II LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 11/15/22 @ 100 (a)	6,000	5,994
CIT Education Loan Trust, Series 2007-1, Class B, 3.94% (LIBOR03M+30bps), 6/25/42, Callable 3/25/31 @ 100 (a)(b)	3,183	2,845
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 2/15/24 @ 100	1,100	1,048
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	5,000	4,954
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 1/15/25 @ 100 (a)	2,360	2,360
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 10/15/24 @ 100 (a)	5,885	5,353
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 7/15/24 @ 100 (a)	2,327	2,186
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 5/15/23 @ 100 (a)	4,118	4,070
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32 (a)	3,500	3,494
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 4/20/23 @ 100 (a)	393	388
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	5,667	4,606
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	4,875	4,087
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 8/15/23 @ 100 (a)	1,482	1,448
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	4,500	4,384

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 12/15/23 @ 100 (a)	$9,486	$9,329
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,293
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 6/15/23 @ 100 (a)	3,410	3,385
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	3,150	3,150
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	6,538	5,591
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/24 @ 100 (a)	3,898	3,835
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 12/15/23 @ 100 (a)	1,152	1,139
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	4,904
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	3,572
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 9/15/23 @ 100 (a)	3,281	3,170
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 1/15/23 @ 100 (a)	594	592
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 9/15/23 @ 100 (a)	5,500	5,305
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 4/16/23 @ 100	1,685	1,666
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 12/16/23 @ 100	1,500	1,452
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (a)	9,000	7,749
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	4,467	3,721
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (a)	3,667	3,012
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (a)	3,500	2,782
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	2,000	1,790
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 2/20/25 @ 100 (a)	1,000	922
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 5/20/24 @ 100 (a)	7,686	7,193
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/24 @ 100 (a)	3,690	3,556
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 2/25/25 @ 100 (a)	2,857	2,714
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,500	4,160
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	2,344	2,048
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,615	1,496
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	834	824
Master Credit Card Trust, Series 2022-1A, Class C, 2.27%, 7/21/26 (a)	3,000	2,767
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 7/16/23 @ 100 (a)	771	764
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	1,500	1,381
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 9/20/26 @ 100 (a)	1,169	1,026
Navient Student Loan Trust, Series 2015-2, Class B, 5.09% (LIBOR01M+150bps), 8/25/50, Callable 4/25/31 @ 100 (b)	3,000	2,909
Navient Student Loan Trust, Series 2018-2A, Class B, 4.74% (LIBOR01M+115bps), 3/25/67, Callable 8/25/34 @ 100 (a)(b)	3,500	3,271
Nelnet Student Loan Trust, Series 2005-4, Class B, 3.88% (LIBOR03M+28bps), 9/22/35, Callable 3/22/27 @ 100 (b)	873	750

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47 (a)	$15,625	$13,856
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	7,000	6,234
OSCAR U.S. Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25, Callable 11/10/22 @ 100 (a)	535	534
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	3,938	3,333
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	4,395	3,733
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	14,028
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 9/15/24 @ 100 (a)	2,625	2,615
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 12/15/24 @ 100 (a)	3,896	3,763
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 1/15/24 @ 100 (a)	1,500	1,475
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 7/15/24 @ 100	3,188	3,032
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100 (a)	3,500	3,243
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 5/20/24 @ 100 (a)	6,950	6,699
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100 (a)	3,824	3,524
SLM Student Loan Trust, Series 2012-6, Class B, 4.59% (LIBOR01M+100bps), 4/27/43, Callable 10/25/29 @ 100 (b)	20,862	20,016
SLM Student Loan Trust, Series 2007-7, Class B, 5.11% (LIBOR03M+75bps), 10/27/70, Callable 10/25/24 @ 100 (b)	5,740	5,272
SLM Student Loan Trust, Series 2005-9, Class B, 4.66% (LIBOR03M+30bps), 1/25/41 (b)	1,078	997
SLM Student Loan Trust, Series 2003-14, Class B, 4.91% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (b)	1,181	1,105
SLM Student Loan Trust, Series 2006-10, Class B, 4.58% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	1,241	1,139
SLM Student Loan Trust, Series 2006-9, Class B, 4.59% (LIBOR03M+23bps), 1/25/41, Callable 7/25/33 @ 100 (b)	3,624	3,416
SLM Student Loan Trust, Series 2007-1, Class B, 4.58% (LIBOR03M+22bps), 1/27/42, Callable 10/25/29 @ 100 (b)	5,038	4,736
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	10,417	10,324
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	5,500	4,768
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (a)	938	815
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	4,000	3,491
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	8,357	6,913
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable 10/15/23 @ 100 (a)	6,500	6,209
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 12/15/22 @ 100	4,000	3,995
Total Asset-Backed Securities (Cost $362,050)		336,555

Collateralized Mortgage Obligations (5.2%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	4,000	3,334
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	8,189
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 12/15/29 @ 100	7,123	6,334

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100	$5,600	$5,001
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	2,703	2,370
BPR Trust, Series 2021-TY, Class C, 5.11% (LIBOR01M+170bps), 9/15/38 (a)(b)	1,538	1,447
BPR Trust, Series 2022-STAR, Class A, 6.61% (TSFR1M+323bps), 8/15/24 (a)(b)	2,536	2,498
BPR Trust, Series 2021-TY, Class A, 4.46% (LIBOR01M+105bps), 9/15/38 (a)(b)	4,904	4,674
BPR Trust, Series 2022-OANA, Class D, 7.07% (TSFR1M+370bps), 4/15/37 (a)(b)	5,000	4,695
BPR Trust, Series 2022-OANA, Class B, 5.82% (TSFR1M+245bps), 4/15/37 (a)(b)	6,000	5,734
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 6.52% (TSFR1M+314bps), 6/15/27 (a)(b)	5,000	4,917
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 4.49% (LIBOR01M+108bps), 10/15/36 (a)(b)	5,246	5,094
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.86% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,275	1,222
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100 (a)	1,875	1,463
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100 (a)	9,231	7,582
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	4,000	3,955
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(c)	6,500	4,341
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(c)	3,500	2,163
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 12/15/29 @ 100	6,000	5,346
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100	5,531	5,310
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	8,028
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	8,100	7,800
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3, 2.82%, 4/10/46, Callable 4/10/23 @ 100	2,729	2,710
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	3,822
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	2,500	2,360
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.50%, 10/15/45, Callable 11/15/22 @ 100 (c)(d)	15,047	1
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	3,500	2,638
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	11,500	10,832
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 11/15/22 @ 100	8,600	8,223
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45 (a)	5,925	5,438
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,500	3,331
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100 (c)	6,300	5,851
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	1,903
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,102

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	$6,250	$5,281
Extended Stay America Trust, Series 2021-ESH, Class B, 4.79% (LIBOR01M+138bps), 7/15/38 (a)(b)	4,935	4,679
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 2/10/23 @ 100	5,000	4,978
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 2/10/23 @ 100 (a)	10,000	9,937
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.39%, 5/3/32 (a)(c)(d)	190,667	1,132
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,881
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30 @ 100	4,231	3,504
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	2,730	2,490
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a)(c)	2,000	1,653
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	6,000	4,926
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)(c)	2,500	1,980
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 1/15/29 @ 100 (c)	9,000	8,706
Magnetite XXXV Ltd., Series 2022-35A, Class A1, 4.66% (TSFR3M+205bps), 10/25/35, Callable 10/25/23 @ 100 (a)(b)	4,000	3,936
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	8,000	6,713
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46, Callable 5/15/23 @ 100	3,200	3,146
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.02%, 5/15/48, Callable 7/15/25 @ 100 (c)	7,000	6,561
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 4.08% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	3,000	2,946
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	5,200	4,036
SMRT, Series 2022-MINI, Class B, 4.73% (TSFR1M+135bps), 1/15/39 (a)(b)	6,500	6,177
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	4,000	2,994
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 5/15/23 @ 100	5,000	4,931
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	5,000	4,877
Total Collateralized Mortgage Obligations (Cost $276,022)		248,172

Preferred Stocks (1.0%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56 (e)	360,000	6,174

Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (f)	190,818	4,896

Financials (0.0%):(g)
Citigroup Capital XIII, 10.78% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,098

Real Estate (0.7%):
Equity Residential, cumulative redeemable, Series K, 8.29% (f)	111,611	5,757

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (f)	219,731	$12,241
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (f)(h)	283,503	15,451
		33,449
Total Preferred Stocks (Cost $43,327)		45,617

Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 5.66% (LIBOR01M+225bps), 7/17/25 (b)	$2,326	2,246
Total Senior Secured Loans (Cost $2,316)		2,246

Corporate Bonds (45.4%)
Communication Services (2.1%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	3,000	2,590
3.10%, 2/1/43, Callable 8/1/42 @ 100	8,000	5,229
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	8,000	6,983
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500	1,785
6.38%, 10/23/35, Callable 4/23/35 @ 100	5,000	4,575
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	6,306
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100	3,000	2,426
2.89%, 11/1/51, Callable 5/1/51 @ 100	3,500	2,103
CSC Holdings LLC, 5.50%, 4/15/27, Callable 12/12/22 @ 102.75 (a)	3,000	2,826
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	8,678
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	4,000	3,724
Paramount Global, 3.38%, 2/15/28, Callable 11/15/27 @ 100 (e)	3,111	2,694
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 (a)	9,500	7,506
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	2,710
3.88%, 4/15/30, Callable 1/15/30 @ 100	15,000	13,273
2.55%, 2/15/31, Callable 11/15/30 @ 100	10,000	7,905
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	3,500	2,942
4.40%, 11/1/34, Callable 5/1/34 @ 100	3,500	3,035
3.40%, 3/22/41, Callable 9/22/40 @ 100	8,000	5,674
4.13%, 8/15/46	5,000	3,771
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	1,770
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 (a)	3,759	2,748
		101,253
Consumer Discretionary (2.6%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	7,750	6,131
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	6,000	5,103
American Honda Finance Corp., 1.30%, 9/9/26	5,000	4,338
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	3,750	2,593
3.85%, 3/1/32, Callable 12/1/31 @ 100	4,500	3,510
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)(e)	3,000	2,581
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	6,500	4,551
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	1,756
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	3,833	2,972

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	$4,500	$4,125
3.90%, 11/19/29, Callable 8/19/29 @ 100	7,500	6,484
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100 (e)	6,250	4,130
Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 (a)	5,000	4,450
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,096
2.85%, 4/15/31, Callable 1/15/31 @ 100	8,000	6,235
3.50%, 10/15/32, Callable 7/15/32 @ 100	3,500	2,800
Mattel, Inc., 3.38%, 4/1/26, Callable 4/1/23 @ 101.69 (a)	500	458
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	1,808
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,112
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 (e)	2,000	1,502
4.25%, 8/1/31, Callable 5/1/31 @ 100	4,250	3,085
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	9,046
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	5,000	4,558
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	5,367	3,655
Smithsonian Institution, 2.65%, 9/1/39	2,000	1,430
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)(e)	10,750	8,277
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	2,863	2,318
Tufts University, 3.10%, 8/15/51, Callable 2/15/51 @ 100 (e)	9,500	5,885
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	3,775
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	820
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	6,463
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100 (a)	6,000	5,441
		123,488
Consumer Staples (2.4%):
7-Eleven, Inc., 1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	6,500	4,795
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	6,500	4,620
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	10,000	9,036
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	5,541
3.75%, 7/15/42	5,000	3,773
BAT Capital Corp.
7.75%, 10/19/32, Callable 7/19/32 @ 100	2,000	2,044
4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	10,876
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 (e)	12,000	9,436
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	6,000	4,598
5.13%, 10/11/32, Callable 7/11/32 @ 100 (a)	3,500	3,415
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	3,750	2,917
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100	13,645	10,469
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	3,949
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27, Callable 12/15/26 @ 100 (a)	6,500	5,544
5.75%, 4/1/33, Callable 1/1/33 @ 100 (a)	3,000	2,702
Keurig Dr Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100	10,000	7,803
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,000	5,198
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	2,000	1,611
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,480
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	7,000	5,443
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	4,529

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	$5,000	$3,902
		113,681
Energy (3.6%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	8,000	7,398
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,000	7,480
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	12,364	9,666
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100	8,667	6,422
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	4,500	3,809
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)(e)	10,000	9,636
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	6,000	5,219
Energy Transfer LP, 7.46% (LIBOR03M+302bps), 11/1/66, Callable 12/12/22 @ 100 (b)	8,510	6,274
Enterprise TE Partners LP, 5.86% (LIBOR03M+278bps), 6/1/67, Callable 12/12/22 @ 100 (b)	3,000	2,498
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	2,000	1,705
EQM Midstream Partners LP
4.00%, 8/1/24, Callable 5/1/24 @ 100	1,286	1,217
4.13%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,089
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	2,594	2,661
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	4,750	4,022
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	6,500	5,116
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	4,642
HF Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	8,000	6,773
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	4,000	3,767
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	3,000	2,721
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	3,946
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	14,500	12,762
Murphy Oil Corp., 5.75%, 8/15/25, Callable 12/12/22 @ 101.44	5,000	4,950
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,067	4,698
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	5,000	4,073
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	1,000	895
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	3,853
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	11,472
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	6,500	5,720
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,531
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	5,000	4,196
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100	2,000	1,971
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (e)	3,500	3,228
TransCanada PipeLines Ltd., 5.12% (LIBOR03M+221bps), 5/15/67, Callable 12/12/22 @ 100 (b)	10,124	7,716
		170,126
Financials (12.3%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	5,000	4,440
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (b)	6,000	5,451
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	7,000	5,754
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	9,789
Assurant, Inc., 4.90%, 3/27/28, Callable 12/27/27 @ 100 (e)	5,000	4,685

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	$9,000	$7,043
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	2,000	1,854
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	9,646
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)(f)	3,500	2,808
4.20%, 8/26/24, MTN (e)	5,000	4,890
3.95%, 4/21/25, MTN	5,000	4,788
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	4,500	4,103
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	9,643
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100	10,248	8,471
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	7,000	6,388
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	5,000	4,199
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)(e)	3,000	2,841
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100 (e)	7,500	6,840
CIT Group, Inc., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	13,176
Citizens Financial Group, Inc.
2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	3,916
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (b)	5,000	4,533
Compeer Financial FLCA/Compeer Financial PCA, 3.37% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(b)	4,000	2,908
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 11/21/22 @ 103.31	4,875	4,614
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	3,500	3,344
Cullen/Frost Capital Trust II, 4.63% (LIBOR03M+155bps), 3/1/34, Callable 12/12/22 @ 100 (b)	10,000	8,727
F&G Global Funding, 2.00%, 9/20/28 (a)	7,250	5,769
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (a)	6,500	5,783
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	5,218	4,526
Fifth Third Bank NA, 3.85%, 3/15/26, Callable 2/15/26 @ 100	5,000	4,662
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	9,225	6,442
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	11,321
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	7,637
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	5,000	4,787
4.54%, 8/1/26, Callable 6/1/26 @ 100	3,400	3,138
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	6,000	5,458
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	1,963
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	10,000	8,215
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (b)	15,676	10,893
Huntington Capital Trust I, 5.11% (US0003M+70bps), 2/1/27, Callable 12/12/22 @ 100 (b)	2,300	2,120
ILFC E-Capital Trust I, 5.12%, 12/21/65, Callable 12/12/22 @ 100 (a)	10,000	6,528
JPMorgan Chase & Co.
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)(f)	5,000	4,439
2.95%, 10/1/26, Callable 7/1/26 @ 100	5,000	4,568
4.94% (LIBOR03M+50bps), 2/1/27, Callable 12/12/22 @ 100 (b)	4,000	3,652
4.32% (SOFR+156bps), 4/26/28, Callable 4/26/27 @ 100 (b)	5,000	4,655
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	8,667	6,357
KeyBank NA
3.40%, 5/20/26, MTN	2,500	2,298
3.90%, 4/13/29	3,000	2,595
KeyCorp.
2.25%, 4/6/27, MTN	2,000	1,719
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN (b)	3,784	3,422

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	$9,500	$7,240
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	19,000	15,621
Lincoln National Corp., 5.30% (LIBOR03M+236bps), 5/17/66, Callable 8/11/26 @ 100 (b)	7,500	5,793
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	5,000	4,254
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	3,385
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	4,380	3,891
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 3/1/23 @ 100 (b)	10,417	10,364
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,000	4,553
MetLife, Inc., 4.13%, 8/13/42	10,000	7,871
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	7,000	5,276
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	6,000	4,263
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	8,782
Nationwide Mutual Insurance Co., 5.58% (LIBOR03M+229bps), 12/15/24, Callable 12/12/22 @ 100 (a)(b)	20,000	20,000
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	7,000	6,878
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	3,500	3,507
OWL Rock Core Income Corp.
5.50%, 3/21/25 (e)	1,500	1,417
3.13%, 9/23/26, Callable 8/23/26 @ 100	500	418
4.70%, 2/8/27, Callable 1/8/27 @ 100	4,500	3,932
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	1,818	1,773
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	10,000	9,064
PNC Bank NA, 2.70%, 10/22/29	6,000	4,874
PPL Capital Funding, Inc., 6.34% (LIBOR03M+267bps), 3/30/67, Callable 12/12/22 @ 100 (b)	6,130	5,194
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	4,000	3,134
Prudential Financial, Inc.
5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	19,000	18,774
3.94%, 12/7/49, Callable 6/7/49 @ 100	2,500	1,837
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100 (b)	6,000	5,480
Regions Bank, 6.45%, 6/26/37	7,409	7,357
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b)(f)	2,500	2,422
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	5,262
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	6,000	5,672
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	13,800	9,823
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	5,750	5,394
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	8,500	6,392
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	4,500	4,242
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,150
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	9,724
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	4,000	3,460
Texas Capital Bank NA, 5.25%, 1/31/26	9,335	8,817
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	4,572
The Bank of New York Mellon Corp. 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b)(f)	3,250	3,111

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b)(f)	$7,000	$5,362
The Charles Schwab Corp., 5.37% (H15T5Y+497bps), Callable 6/1/25 @ 100 (b)(f)	5,000	4,884
The Hartford Financial Services Group, Inc., 5.03% (LIBOR03M+213bps), 2/12/47, Callable 12/12/22 @ 100 (a)(b)(e)	14,000	11,531
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	2,500	2,206
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	9,788
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	1,905
Truist Financial Corp., 1.89% (SOFR+63bps), 6/7/29, MTN, Callable 6/7/28 @ 100 (b)	5,000	4,026
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	7,125	6,528
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	5,588	3,667
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	6,285	6,115
Wells Fargo & Co., 3.00%, 10/23/26	10,000	9,056
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	10,000	7,998
		588,837
Health Care (3.9%):
AbbVie, Inc.
4.55%, 3/15/35, Callable 9/15/34 @ 100	4,000	3,560
4.25%, 11/21/49, Callable 5/21/49 @ 100	2,500	1,939
Amgen, Inc.
3.00%, 1/15/52, Callable 7/15/51 @ 100	4,500	2,775
4.20%, 2/22/52, Callable 8/22/51 @ 100	3,500	2,677
Anthem, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	6,474
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100	10,000	6,089
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	3,500	3,153
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	2,870
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	4,000	3,057
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	5,000	4,603
Community Health Network, Inc., 4.24%, 5/1/25	5,000	4,803
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	3,000	2,817
1.75%, 8/21/30, Callable 5/21/30 @ 100	6,966	5,302
CVS Pass-Through Trust
6.04%, 12/10/28	4,168	4,126
5.93%, 1/10/34 (a)	3,336	3,187
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	15,750	12,309
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	15,164
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)(e)	13,000	9,059
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	2,156	1,618
5.50%, 6/15/47, Callable 12/15/46 @ 100	2,000	1,675
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 (e)	15,000	11,477
Mercy Health, 3.38%, 11/1/25	8,000	7,517
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	4,553
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	3,512
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	5,691
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,291
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	8,500	6,576
2.25%, 9/15/31, Callable 6/15/31 @ 100	4,500	3,361
Piedmont Healthcare, Inc., 2.72%, 1/1/42, Callable 7/1/41 @ 100	5,000	3,185
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	8,000	6,706
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	10,167	7,706
2.15%, 9/2/31, Callable 6/2/31 @ 100	8,500	6,210

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	$9,000	$6,145
Tenet Healthcare Corp., 6.13%, 6/15/30, Callable 6/15/25 @ 103.06 (a)	1,500	1,395
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	1,939
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (a)	9,827	7,016
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	4,000	3,272
		184,809
Industrials (7.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	10,000	7,366
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	4,750	3,551
American Airlines Pass Through Trust
3.70%, 10/1/26	5,757	4,796
4.00%, 9/22/27	6,921	5,399
4.00%, 2/15/29	3,669	2,807
3.60%, 10/15/29	7,564	5,730
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,923	1,833
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	2,500	2,180
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	3,407
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)(e)	6,000	4,313
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	3,750	3,390
BNSF Funding Trust I, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	8,325	7,701
British Airways Pass Through Trust
3.35%, 6/15/29 (a)	5,290	4,491
3.80%, 9/20/31 (a)(e)	3,033	2,687
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19 (a)	2,500	2,303
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100 (e)	7,000	6,736
3.90%, 8/1/46, Callable 2/1/46 @ 100	5,000	3,843
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	7,127	5,744
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	9,500	6,771
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	2,881	2,695
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	10,354	8,146
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	5,600	4,543
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27	6,258	5,439
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a)(e)	2,000	1,859
FedEx Corp.
3.90%, 2/1/35	2,000	1,631
4.05%, 2/15/48, Callable 8/15/47 @ 100	6,500	4,594
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (e)	8,000	6,972
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 (e)	5,500	4,512
General Electric Co., 6.62% (LIBOR03M+333bps), Callable 12/15/22 @ 100 (b)(f)	11,842	11,454
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	13,000	9,291
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	9,848	8,035
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	10,000	9,450
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	2,525
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100 (e)	8,500	7,074
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100 (e)	1,500	1,364
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	6,658
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	3,500	2,930
JetBlue Pass Through Trust, 2.95%, 5/15/28	8,685	7,179
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,295	4,842

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	$15,000	$11,044
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	3,198
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	9,462
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	7,000	4,864
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	5,000	4,750
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	7,500	7,088
Quanta Services, Inc., 2.35%, 1/15/32, Callable 10/15/31 @ 100	6,500	4,710
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	7,622
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	5,000	4,692
Spirit Airlines Pass Through Trust
4.45%, 4/1/24	1,784	1,679
4.10%, 4/1/28	9,173	7,646
3.38%, 2/15/30	7,538	6,186
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	10,000	8,891
3.25%, 2/1/28, Callable 12/1/27 @ 100	4,000	3,476
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	3,328
5.71%, 5/1/40, Callable 11/1/39 @ 100	15,000	13,047
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	7,000	5,920
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	6,400	5,566
Totem Ocean Trailer Express, Inc. Title XI (NBGA - United States Government), 6.37%, 4/15/28	5,175	5,216
TTX Co., 3.60%, 1/15/25 (a)	7,000	6,717
U.S. Airways Pass Through Trust
6.25%, 4/22/23	1,288	1,268
3.95%, 11/15/25	4,763	4,232
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	2,000	1,607
4.25%, 4/15/43, Callable 10/15/42 @ 100	5,000	3,865
United Airlines Pass Through Trust
3.70%, 12/1/22 (e)	7,000	6,952
4.30%, 8/15/25	3,016	2,766
2.90%, 5/1/28	4,522	3,563
		345,596
Information Technology (2.5%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100	8,875	6,786
Broadcom, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)	2,000	1,755
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	6,401
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	10,000	7,107
4.93%, 5/15/37, Callable 2/15/37 @ 100 (a)	2,000	1,649
Dell International LLC/EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	9,500	5,902
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	6,500	4,971
5.40%, 8/15/32, Callable 5/15/32 @ 100	1,750	1,617
HP, Inc.
3.40%, 6/17/30, Callable 3/17/30 @ 100	10,000	8,150
5.50%, 1/15/33, Callable 10/15/32 @ 100	3,000	2,671
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,776	3,709
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	5,950	4,852
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	5,000	4,286
2.53%, 6/1/50, Callable 12/1/49 @ 100	2,000	1,257

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100	$10,000	$7,642
5.60%, 6/1/32, Callable 3/1/32 @ 100	4,000	3,767
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	7,000	5,702
3.85%, 7/15/36, Callable 1/15/36 @ 100	9,250	6,927
3.60%, 4/1/50, Callable 10/1/49 @ 100	4,750	2,924
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	15,985	12,027
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 (e)	8,800	6,542
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	9,000	6,983
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	7,750	5,375
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	3,000	2,674
		121,676
Materials (2.5%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 (e)	6,000	5,685
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	7,071	5,679
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27, Callable 6/15/24 @ 103 (a)	250	240
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 (e)	11,500	8,469
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 (e)	8,500	6,518
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	6,000	5,532
Celanese US Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	2,564	2,386
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	3,410
Commercial Metals Co.
3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	3,643
4.38%, 3/15/32, Callable 3/15/27 @ 102.19 (e)	2,500	2,037
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	11,601	8,524
Ecolab, Inc.
2.13%, 8/15/50, Callable 2/15/50 @ 100	5,000	2,698
2.70%, 12/15/51, Callable 6/15/51 @ 100	500	297
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	3,500	3,157
4.63%, 8/1/30, Callable 8/1/25 @ 102.31	2,000	1,771
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	1,500	1,291
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)(e)	6,500	5,004
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100	1,500	998
4.20%, 5/1/50, Callable 11/1/49 @ 100	2,500	1,727
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	5,000	3,844
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	4,751
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	3,159
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	7,500	5,636
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	10,875	6,567
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	9,937	7,500
The Dow Chemical Co.
6.30%, 3/15/33, Callable 12/15/32 @ 100	4,000	3,989
4.25%, 10/1/34, Callable 4/1/34 @ 100	4,750	4,018
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	5,000	4,257
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	5,890	4,717
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (e)	6,000	4,555
		122,059
Real Estate (1.9%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	6,000	5,635
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	8,000	5,540

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	$2,679	$2,402
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	2,000	1,602
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100	4,000	2,881
2.45%, 10/1/33, Callable 7/1/33 @ 100	5,000	3,452
Crown Castle International Corp.
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,250	954
2.90%, 4/1/41, Callable 10/1/40 @ 100	5,000	3,175
Crown Castle, Inc., 2.10%, 4/1/31, Callable 1/1/31 @ 100	6,000	4,482
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	8,148
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	3,500	2,812
2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	3,796
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,241
3.25%, 1/15/32, Callable 10/15/31 @ 100 (e)	3,617	2,681
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100	3,500	2,809
3.50%, 9/15/30, Callable 6/15/30 @ 100	4,150	3,265
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	4,203
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	1,698
3.25%, 1/15/30, Callable 10/15/29 @ 100	9,629	7,380
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	8,500	5,756
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	6,966
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	8,000	7,092
		89,970
Utilities (4.4%):
AEP Texas, Inc., 4.70%, 5/15/32, Callable 2/15/32 @ 100	6,000	5,465
Alabama Power Co., 3.85%, 12/1/42	3,000	2,244
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	5,600	4,589
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	3,613
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	5,000	4,506
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	7,745
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	12,000	9,719
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	10,000	6,692
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 (e)	8,500	6,742
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	3,819
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	3,705
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	5,000	3,726
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	5,000	3,549
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	7,000	5,432
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	3,967	2,972
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	6,069
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	4,438
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100	8,000	7,258
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	3,353
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100	8,750	5,895
2.88%, 12/4/51, Callable 6/4/51 @ 100	4,500	2,860
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	5,000	4,609
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	5,475	4,724
ITC Holdings Corp.
4.95%, 9/22/27, Callable 8/22/27 @ 100 (a)	4,000	3,881
3.35%, 11/15/27, Callable 8/15/27 @ 100	2,000	1,803

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100	$7,000	$4,572
2.70%, 8/1/52, Callable 2/1/52 @ 100	2,500	1,498
Mississippi Power Co., 4.25%, 3/15/42	3,168	2,426
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	10,000	7,346
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)(e)	2,907	2,575
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 (a)	3,750	2,808
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	3,730
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	4,469
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	1,034	1,036
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	3,941
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100 (e)	7,000	4,202
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	8,000	5,968
Rayburn Country Securitization LLC, 2.31%, 12/1/30 (a)	6,000	5,380
South Jersey Industries, Inc., 5.02%, 4/15/31	9,000	6,967
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	6,482
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	9,000	6,798
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	3,842
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	6,914
WEC Energy Group, Inc., 5.02% (US0003M+211bps), 5/15/67, Callable 12/12/22 @ 100 (b)	13,000	10,716
		211,078
Total Corporate Bonds (Cost $2,598,089)		2,172,573

Yankee Dollars (11.2%)
Communication Services (0.2%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	7,000	5,592
Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100 (a)	5,000	4,538
		10,130
Consumer Discretionary (0.9%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	7,802	6,443
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	22,000	20,504
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	8,500	5,094
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	5,500	5,113
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	7,192	5,233
		42,387
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	9,333	7,619
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	5,000	4,751
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	5,000	4,199
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100 (a)	3,250	2,637
		19,206
Energy (0.8%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	7,855

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)(f)	$9,500	$8,912
4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)(f)	4,000	3,340
Korea National Oil Corp., 2.63%, 4/18/32 (a)	6,000	4,695
Petroleos Mexicanos
5.95%, 1/28/31, Callable 10/28/30 @ 100	6,667	4,806
6.70%, 2/16/32, Callable 11/16/31 @ 100	1,500	1,130
Shell International Finance BV, 3.63%, 8/21/42	7,000	5,297
		36,035
Financials (5.8%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	6,000	5,681
4.80%, 4/18/26 (a)	8,000	7,482
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100 (a)	4,167	3,966
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santander, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)(e)	1,000	964
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100 (b)	6,500	4,750
Bank of New Zealand, 1.00%, 3/3/26 (a)	10,400	8,965
Barclays PLC
7.39% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100 (b)	5,000	4,975
5.75% (H15T1Y+300bps), 8/9/33, Callable 8/9/32 @ 100 (b)	5,000	4,442
BNP Paribas SA
4.38%, 5/12/26 (a)(e)	5,500	5,067
4.63%, 3/13/27 (a)	4,500	4,077
BPCE SA
3.50%, 10/23/27 (a)	5,000	4,302
3.25%, 1/11/28 (a)	6,000	5,219
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	7,000	6,476
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)(e)	2,276	2,589
Commonwealth Bank of Australia
2.69%, 3/11/31 (a)	9,000	6,534
3.78%, 3/14/32 (a)	3,000	2,326
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	5,000	4,702
Credit Agricole SA, 4.13%, 1/10/27 (a)	15,000	13,712
Credit Suisse Group AG
4.55%, 4/17/26	5,000	4,380
3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)	4,445	3,583
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	1,608	1,399
Deutsche Bank AG
6.12% (SOFR+319bps), 7/14/26, Callable 7/14/25 @ 100 (b)	4,000	3,824
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	7,967
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	5,000	3,432
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	8,500	6,442
ING Groep NV, 3.95%, 3/29/27	14,100	12,815
Lloyds Banking Group PLC
3.75%, 1/11/27	9,000	8,064
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	4,274
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	8,750	6,200
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100 (a)(b)(e)	5,000	4,532
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100 (b)	5,000	4,756

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.
3.17%, 9/11/27	$5,000	$4,375
2.56%, 9/13/31	5,000	3,598
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	5,000	3,565
Nationwide Building Society, 4.00%, 9/14/26 (a)	7,058	6,290
Nomura Holdings, Inc., 5.61%, 7/6/29	5,000	4,697
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	3,750	3,225
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100 (a)	6,000	4,945
Royal Bank of Scotland Group PLC
4.80%, 4/5/26	5,000	4,718
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	6,000	5,348
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	3,000	2,171
Societe Generale SA
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	8,500	7,095
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a)(b)	9,000	7,723
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	6,416
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 (e)	8,500	6,228
The Bank of Nova Scotia
4.50%, 12/16/25 (e)	6,000	5,751
1.30%, 9/15/26	7,000	5,968
The Toronto-Dominion Bank
2.00%, 9/10/31	8,500	6,291
3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	10,000	8,963
Washington Aircraft 1 Co. DAC, (NBGA – Export-Import Bank of the United States), 2.64%, 9/15/26	2,470	2,414
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	5,000	4,486
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	4,000	2,846
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	2,000	1,413
		276,423
Health Care (0.6%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	3,939	3,429
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	15,740	11,604
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,337
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	5,323
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	5,000	4,221
		26,914
Industrials (1.5%):
Air Canada Pass Through Trust
4.13%, 5/15/25 (a)	15,171	13,512
3.60%, 3/15/27 (a)	6,707	5,939
3.75%, 12/15/27 (a)	4,264	3,701
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	7,000	6,012
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	7,000	6,468
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	4,167	3,307
CK Hutchison International Ltd., 3.25%, 9/29/27 (a)(e)	7,000	6,374
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	6,000	4,853
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	3,000	2,611
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,413
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	6,000	5,534
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	7,000	6,388

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27 (a)	$5,541	$4,726
		73,838
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 6/1/27, Callable 5/1/27 @ 100	1,500	1,407
2.65%, 2/15/32, Callable 11/15/31 @ 100	7,000	5,221
		6,628
Materials (0.6%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	6,667	6,021
ArcelorMittal, 7.00%, 10/15/39	4,000	3,773
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)(e)	13,000	10,530
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	7,235	5,680
Teck Resources Ltd., 6.13%, 10/1/35	5,000	4,706
		30,710
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	3,000	2,256

Utilities (0.2%):
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	5,000	4,564
Enel Finance International NV
2.25%, 7/12/31, Callable 4/12/31 @ 100 (a)	5,000	3,408
7.50%, 10/14/32, Callable 7/14/32 @ 100 (a)	3,000	3,013
		10,985
Total Yankee Dollars (Cost $631,721)		535,512

Municipal Bonds (8.3%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26	910	791
1.59%, 7/1/29	1,000	794
1.84%, 7/1/31, Continuously Callable @100	2,000	1,512
		3,097
California (0.6%):
City of El Cajon CA Revenue
2.09%, 4/1/29	425	351
2.19%, 4/1/30	425	343
2.29%, 4/1/31, Continuously Callable @100	550	434
City of Riverside CA Revenue
Series A, 2.49%, 6/1/26	1,800	1,640
Series A, 2.64%, 6/1/27	1,400	1,251
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,668
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	9,062
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02%, 10/1/25	5,250	5,106
Series B, 4.47%, 10/1/29	6,500	6,197
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,376
		28,428
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue
Series C, 2.14%, 11/15/29	4,500	3,658
Series C, 2.24%, 11/15/30	5,000	3,975
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	4,546
		12,179

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Connecticut (0.5%):
City of Bridgeport, GO, Series A, 4.08%, 8/15/29, Continuously Callable @100	$7,380	$6,810
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	9,404
State of Connecticut, GO
Series A, 2.35%, 7/1/26	2,415	2,200
Series A, 3.43%, 4/15/28	1,500	1,373
Series A, 2.55%, 7/1/28	2,000	1,737
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	3,478
		25,002
Florida (0.7%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	7,710
County of Miami-Dade Aviation Revenue, Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,165
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	3,300	2,327
Florida Development Finance Corp. Revenue, Series A, 3.22%, 2/1/32, Continuously Callable @100	4,080	3,332
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	11,263
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	4,250	3,888
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	1,986
		32,671
Georgia (0.3%):
Athens Housing Authority Revenue
2.54%, 12/1/27	3,405	3,029
2.59%, 12/1/28	4,585	3,992
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	1,646
4.00%, 12/15/46	1,500	1,167
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	2,500	1,835
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	3,928
		15,597
Hawaii (0.3%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	900
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	680
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	775
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	625
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	690
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,167
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	11,529	10,642
		15,479
Idaho (0.1%):
Idaho State Building Authority Revenue
3.78%, 9/1/30, Continuously Callable @100	2,500	2,259
3.93%, 9/1/31, Continuously Callable @100	2,120	1,911
3.98%, 9/1/32, Continuously Callable @100	2,000	1,782
		5,952
Illinois (0.4%):
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	2,586
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	6,315

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue
3.55%, 8/15/29	$2,025	$1,773
3.60%, 8/15/30	3,000	2,588
State of Illinois Sales Tax Revenue
2.51%, 6/15/32, Continuously Callable @100	2,000	1,477
2.66%, 6/15/33, Continuously Callable @100	1,500	1,094
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,252
		20,085
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,242
Series C, 4.36%, 7/15/29	4,955	4,732
Series C, 4.53%, 7/15/31	4,260	4,047
		10,021
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	9,204
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	1,714
		10,918
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.55%, 2/1/27	2,005	1,735
Series A, 4.48%, 8/1/39	3,775	3,345
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	2,777
		7,857
Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,290	2,110
Series B, 4.15%, 6/1/28	2,390	2,179
Series B, 4.25%, 6/1/29	2,495	2,253
Series B, 4.35%, 6/1/30	1,325	1,187
Series B, 4.40%, 6/1/31	1,385	1,226
Maryland Stadium Authority Revenue
Series C, 2.33%, 5/1/34	3,010	2,184
Series C, 2.36%, 5/1/35	3,050	2,158
Series C, 2.81%, 5/1/40	7,000	4,851
		18,148
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	5,325

Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	10,247

Mississippi (0.1%):
State of Mississippi, GO
Series E, 2.83%, 12/1/24	1,800	1,731
Series E, 3.03%, 12/1/25	2,000	1,899
		3,630
Missouri (0.1%):
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	3,000	2,595

New Jersey (0.5%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,405
Series A, 4.29%, 9/1/26	2,415	2,267
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	2,460

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series NNN, 3.77%, 6/15/31	$10,000	$8,449
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	2,279
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	3,845	2,996
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	1,800
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,095
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	888
		25,639
New York (0.5%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	2,500	2,420
Series B, 4.13%, 9/1/26	2,500	2,397
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	9,250	7,081
Series A, 2.51%, 7/1/33	5,000	3,739
Series B, 2.83%, 7/1/31	5,000	4,065
New York State Urban Development Corp. Revenue
1.88%, 3/15/30	2,600	2,044
2.03%, 3/15/31, Continuously Callable @100	3,500	2,698
		24,444
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	5,000	5,054

Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	9,750	8,406
The University of Oklahoma Revenue
Series C, 2.15%, 7/1/30	750	594
Series C, 2.30%, 7/1/31, Continuously Callable @100	1,000	778
		9,778
Pennsylvania (0.9%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	4,000	3,464
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	4,167
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,238
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43	3,000	1,988
Pennsylvania IDA Revenue, 3.56%, 7/1/24(a)	3,743	3,657
Public Parking Authority of Pittsburgh Revenue, 2.58%, 12/1/31, Continuously Callable @100	825	659
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895	737
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(i)	2,800	2,717
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(i)	1,410	1,368
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	691
3.10%, 4/1/30	950	805
3.15%, 4/1/31	250	209
State Public School Building Authority Revenue
3.05%, 4/1/28	2,000	1,750
3.15%, 4/1/30	6,460	5,478
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,279
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	8,066

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	$2,000	$1,606
Series C, 2.58%, 9/15/32	1,000	786
Series C, 2.63%, 9/15/33	2,000	1,540
		42,205
Tennessee (0.3%):
Jackson Energy Authority Revenue
3.05%, 4/1/23	2,745	2,726
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	3,816
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	7,536
		14,078
Texas (0.8%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74%, 1/1/26	1,000	895
Series C, 1.84%, 1/1/27	1,000	864
Series C, 2.09%, 1/1/28	1,000	842
City of Corpus Christi TX Utility System Revenue
Series B, 1.49%, 7/15/27	2,000	1,711
Series B, 1.71%, 7/15/28	2,220	1,858
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	1,720
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100	2,800	2,079
Dallas/Fort Worth International Airport Revenue
Series C, 1.65%, 11/1/26	1,500	1,308
Series C, 1.95%, 11/1/28	1,000	829
Series C, 2.05%, 11/1/29	1,250	1,012
Series C, 2.10%, 11/1/30	1,000	790
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000	1,541
Series B, 2.17%, 5/15/23	1,000	983
Series B, 2.57%, 5/15/26	1,000	905
Series D, 2.28%, 7/1/34	6,785	4,679
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	1,832
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	943
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28	1,500	1,243
2.65%, 4/1/30	1,150	914
2.73%, 4/1/31	750	583
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28	600	495
2.57%, 9/1/32, Continuously Callable @100	1,000	763
2.69%, 9/1/33, Continuously Callable @100	1,000	752
Texas Public Finance Authority Revenue
1.62%, 2/1/31	2,000	1,512
1.78%, 2/1/32, Continuously Callable @100	1,500	1,109
Texas Tech University System Revenue, 1.55%, 2/15/28	2,000	1,688
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27	1,340	1,156
1.69%, 3/1/28	1,500	1,260
2.06%, 3/1/31, Continuously Callable @100	1,500	1,177
		37,443
Washington (0.1%):
Washington State University Revenue
Series A, 2.24%, 10/1/28	1,800	1,506

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 2.31%, 10/1/29	$5,915	$4,818
		6,324
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51	6,575	3,997
Total Municipal Bonds (Cost $465,399)		396,193

U.S. Government Agency Mortgages (3.2%)
Federal Home Loan Mortgage Corp.
Series K026, Class X1, 0.88%, 11/25/22 (c)(d)	10,189	—	(j)
Series K028, Class A2, 3.11%, 2/25/23	3,193	3,179
Series K045, Class A2, 3.02%, 1/25/25	9,157	8,788
Series KPLB, Class A, 2.77%, 5/25/25	17,000	16,116
Series KIR1, Class A2, 2.85%, 3/25/26	12,000	11,233
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	11,402
Series K068, Class A2, 3.24%, 8/25/27	4,533	4,231
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	2,834
Series K095, Class A2, 2.79%, 6/25/29	8,750	7,730
Series K097, Class A2, 2.51%, 7/25/29	8,000	6,922
Series K096, Class A2, 2.52%, 7/25/29	9,000	7,801
Series KG02, Class A2, 2.41%, 8/25/29	9,091	7,821
Series K100, Class A2, 2.67%, 9/25/29	5,455	4,755
5.50%, 12/1/35 - 4/1/36	451	461
3.50%, 5/1/42 - 5/1/47	8,256	7,437
		100,710
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,088	1,088
Series 2017-M15, Class AV2, 2.57%, 11/25/24 (c)	3,039	2,937
Series 2017-M2, Class A2, 2.76%, 2/25/27 (c)	2,623	2,427
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,284	2,124
2.50%, 2/1/28 - 11/1/34	5,140	4,777
Series M4, Class A2, 3.06%, 3/25/28 (c)	6,378	5,878
6.50%, 4/1/31 - 3/1/32	251	262
5.00%, 6/1/33	561	561
5.50%, 9/1/35 - 5/1/38	2,917	2,977
6.00%, 5/1/36 - 8/1/37	1,087	1,127
3.50%, 4/1/48 - 2/1/50	10,977	9,796
4.00%, 4/1/48 - 2/1/50	11,601	10,725
3.00%, 2/1/50	4,989	4,282
		48,961
Government National Mortgage Association
7.00%, 5/15/23 - 7/15/32	312	321
6.50%, 6/15/23 - 10/15/31	394	408
7.50%, 6/15/26 - 8/15/29	185	189
6.00%, 9/15/28 - 1/15/33	1,067	1,092
5.50%, 4/20/33	189	193
5.00%, 8/15/33	1,149	1,162
		3,365
		153,036
Total U.S. Government Agency Mortgages (Cost $170,502)		153,036

U.S. Treasury Obligations (17.4%)
U.S. Treasury Bonds
1.13%, 5/15/40	10,000	5,969
3.88%, 8/15/40	15,000	14,088
1.38%, 11/15/40	30,000	18,530
1.88%, 2/15/41	9,000	6,088
2.25%, 5/15/41	40,000	28,850
2.75%, 8/15/42	55,000	42,505
2.75%, 11/15/42	10,000	7,703

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
3.13%, 2/15/43	$20,000	$16,381
2.88%, 5/15/43	10,000	7,834
3.38%, 5/15/44	5,000	4,227
3.00%, 11/15/44	25,000	19,765
2.50%, 2/15/45	55,000	39,574
2.50%, 2/15/46	15,000	10,723
2.25%, 8/15/46	42,950	29,072
2.88%, 11/15/46	10,000	7,689
2.75%, 11/15/47	12,000	9,002
3.38%, 11/15/48	10,000	8,542
3.00%, 2/15/49	10,000	7,978
1.25%, 5/15/50	30,000	15,455
1.63%, 11/15/50	35,000	20,021
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25	62,850	63,534
0.88%, 1/15/29	11,730	11,175
U.S. Treasury Notes
0.13%, 7/15/23	20,000	19,377
0.25%, 9/30/23	70,000	67,238
0.13%, 10/15/23	40,000	38,311
0.13%, 12/15/23	50,000	47,551
2.50%, 5/15/24	5,000	4,840
3.00%, 7/31/24	25,000	24,334
2.50%, 1/31/25	5,000	4,786
2.00%, 2/15/25	70,000	66,221
2.75%, 5/15/25	20,000	19,183
0.38%, 1/31/26	30,000	26,358
1.63%, 2/15/26	30,000	27,443
2.38%, 5/15/27	10,000	9,207
0.50%, 10/31/27	30,000	24,951
1.25%, 3/31/28	25,000	21,377
1.25%, 9/30/28	25,000	21,096
2.38%, 3/31/29	20,000	17,919
Total U.S. Treasury Obligations (Cost $973,832)		834,897

Commercial Paper (0.7%)(k)
Dominion Resources, Inc., 3.50%, 11/3/22 (a)	1,600	1,599
Duke Energy Corp., 3.40%, 11/1/22 (a)	1,000	1,000
Enterprise Products Oper, 3.37%, 11/1/22 (a)	7,000	6,999
Sonoco Products Co., 3.37%, 11/1/22	25,000	24,998
Total Commercial Paper (Cost $34,600)		34,596

Collateral for Securities Loaned (0.9%)^
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (l)	45,137,979	45,138
Total Collateral for Securities Loaned (Cost $45,138)		45,138
Total Investments (Cost $5,602,996) — 100.4%		4,804,535
Liabilities in excess of other assets — (0.4)%		(17,813)
NET ASSETS - 100.00%		$4,786,722

At October 31, 2022, the Fund's investments in foreign securities were 11.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $1,132,551 thousands and amounted to 23.7% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(d)	Security is interest only.
(e)	All or a portion of this security is on loan.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	Amount represents less than 0.05% of net assets.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At October 31, 2022, illiquid securities were 0.3% of the Fund's net assets.
(i)	Put Bond.
(j)	Rounds to less than $1 thousand.
(k)	Rate represents the effective yield at October 31, 2022.
(l)	Rate disclosed is the daily yield on October 31, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
Title XI—The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of October 31, 2022.
TSFR3M—3 month Term SOFR, rate disclosed as of October 31, 2022.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security.
USISDA05—5 Year ICE Swap Rate, rate disclosed as of October 31, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2022.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (5.0%):
AT&T, Inc.	926,632	$16,892
Comcast Corp. Class A	771,823	24,498
Fox Corp. Class A	214,091	6,181
Omnicom Group, Inc.	390,536	28,411
Sirius XM Holdings, Inc. (a)	4,158,916	25,120
The Interpublic Group of Cos., Inc.	686,410	20,448
Verizon Communications, Inc.	116,418	4,351
		125,901
Consumer Discretionary (6.5%):
Best Buy Co., Inc.	243,007	16,624
Genuine Parts Co.	60,820	10,817
H&R Block, Inc.	496,333	20,424
Lennar Corp. Class A	89,418	7,216
Lowe's Cos., Inc.	130,086	25,360
McDonald's Corp.	68,495	18,676
PulteGroup, Inc.	164,964	6,597
Target Corp.	123,157	20,229
The Home Depot, Inc.	35,197	10,423
Toll Brothers, Inc.	101,299	4,364
Williams-Sonoma, Inc.	52,149	6,458
Yum! Brands, Inc.	162,247	19,186
		166,374
Consumer Staples (8.4%):
Altria Group, Inc.	1,012,450	46,846
Campbell Soup Co.	192,176	10,168
Colgate-Palmolive Co.	198,964	14,692
General Mills, Inc.	173,658	14,167
Kimberly-Clark Corp.	69,141	8,605
PepsiCo, Inc.	86,176	15,648
Philip Morris International, Inc.	344,984	31,687
The Coca-Cola Co.	160,548	9,609
The Hershey Co.	33,800	8,070
The Procter & Gamble Co.	250,129	33,685
Tyson Foods, Inc. Class A	117,688	8,044
Walmart, Inc.	76,479	10,885
		212,106
Energy (7.8%):
Chevron Corp.	186,606	33,757
Devon Energy Corp.	340,735	26,356
EOG Resources, Inc.	175,838	24,005
Exxon Mobil Corp.	698,575	77,410
Marathon Petroleum Corp.	145,219	16,500
Valero Energy Corp.	112,838	14,167
		192,195
Financials (17.7%):
Aflac, Inc.	226,138	14,724
American Express Co.	160,379	23,809
American Financial Group, Inc.	76,815	11,147
Ameriprise Financial, Inc.	101,879	31,493
Capital One Financial Corp.	33,823	3,586
Discover Financial Services	97,801	10,216
East West Bancorp, Inc.	90,040	6,444
Everest Re Group Ltd.	38,027	12,270
FactSet Research Systems, Inc.	14,741	6,272

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fidelity National Financial, Inc.	577,805	$22,753
First American Financial Corp.	78,445	3,954
Jefferies Financial Group, Inc.	525,645	18,087
JPMorgan Chase & Co.	129,922	16,355
M&T Bank Corp.	98,912	16,654
Marsh & McLennan Cos., Inc.	52,974	8,555
MetLife, Inc.	151,771	11,111
Morgan Stanley	103,964	8,543
Popular, Inc.	65,561	4,636
Principal Financial Group, Inc.	239,028	21,066
Prudential Financial, Inc.	153,662	16,164
Regions Financial Corp.	1,926,307	42,282
Synchrony Financial	591,458	21,032
Synovus Financial Corp.	120,266	4,793
T. Rowe Price Group, Inc.	117,520	12,476
The Charles Schwab Corp.	126,672	10,092
The Goldman Sachs Group, Inc.	63,743	21,960
The Hanover Insurance Group, Inc.	56,661	8,300
The Hartford Financial Services Group, Inc.	280,273	20,295
The Travelers Cos., Inc.	73,681	13,591
U.S. Bancorp	376,233	15,971
Zions Bancorp NA	139,167	7,228
		445,859
Health Care (17.4%):
Abbott Laboratories	57,514	5,690
AbbVie, Inc.	67,164	9,833
AmerisourceBergen Corp.	23,250	3,655
Amgen, Inc.	147,632	39,912
Bristol-Myers Squibb Co.	242,729	18,804
Cardinal Health, Inc.	192,379	14,602
Chemed Corp.	18,013	8,410
Cigna Corp.	67,419	21,780
CVS Health Corp.	215,753	20,432
Elevance Health, Inc.	35,765	19,555
Eli Lilly & Co.	71,037	25,722
Gilead Sciences, Inc.	422,360	33,138
Johnson & Johnson	367,229	63,888
McKesson Corp.	46,586	18,139
Merck & Co., Inc.	374,241	37,873
Pfizer, Inc.	479,210	22,307
Quest Diagnostics, Inc.	89,228	12,818
Thermo Fisher Scientific, Inc.	34,664	17,817
UnitedHealth Group, Inc.	52,791	29,307
West Pharmaceutical Services, Inc.	23,370	5,377
Zoetis, Inc.	44,460	6,704
		435,763
Industrials (12.7%):
3M Co.	135,392	17,031
Cintas Corp.	41,600	17,786
CSX Corp.	255,061	7,412
Cummins, Inc.	72,927	17,832
Emerson Electric Co.	127,572	11,048
Fastenal Co.	498,392	24,087
FedEx Corp.	32,924	5,277
General Dynamics Corp.	83,325	20,815
Huntington Ingalls Industries, Inc.	35,899	9,229
Illinois Tool Works, Inc.	61,688	13,172
Lennox International, Inc.	39,939	9,329
Lockheed Martin Corp.	62,964	30,642

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ManpowerGroup, Inc.	100,528	$7,875
Masco Corp.	427,970	19,801
Northrop Grumman Corp.	26,409	14,499
Owens Corning	98,233	8,410
Republic Services, Inc.	70,678	9,373
Robert Half International, Inc.	172,850	13,216
Snap-on, Inc.	55,961	12,426
Union Pacific Corp.	96,973	19,117
United Parcel Service, Inc. Class B	130,108	21,828
W.W. Grainger, Inc.	16,178	9,454
		319,659
Information Technology (11.1%):
Accenture PLC Class A	75,345	21,390
Apple, Inc.	192,134	29,462
Automatic Data Processing, Inc.	38,153	9,222
Cisco Systems, Inc.	997,727	45,326
Hewlett Packard Enterprise Co.	517,225	7,381
HP, Inc.	1,025,137	28,314
Intel Corp.	194,196	5,521
International Business Machines Corp.	123,358	17,058
Juniper Networks, Inc.	126,858	3,882
KLA Corp.	17,811	5,636
Mastercard, Inc. Class A	50,419	16,547
Microsoft Corp.	101,460	23,552
Motorola Solutions, Inc.	47,338	11,821
NetApp, Inc.	177,066	12,265
Paychex, Inc.	99,492	11,771
QUALCOMM, Inc.	85,310	10,038
Texas Instruments, Inc.	121,090	19,451
		278,637
Materials (3.8%):
Avery Dennison Corp.	26,059	4,418
CF Industries Holdings, Inc.	153,336	16,294
LyondellBasell Industries NV Class A	365,685	27,957
Nucor Corp.	51,966	6,827
Packaging Corp. of America	115,094	13,836
Reliance Steel & Aluminum Co.	51,727	10,422
Steel Dynamics, Inc.	83,383	7,842
The Sherwin-Williams Co.	19,979	4,496
Westlake Corp.	38,048	3,677
		95,769
Real Estate (4.1%):
AvalonBay Communities, Inc.	47,254	8,275
Boston Properties, Inc.	76,111	5,533
Digital Realty Trust, Inc.	71,992	7,217
Equity Residential	92,392	5,823
Essex Property Trust, Inc.	16,443	3,654
National Retail Properties, Inc.	120,758	5,075
Prologis, Inc.	96,132	10,647
Realty Income Corp.	211,273	13,156
Regency Centers Corp.	62,035	3,754
Ventas, Inc.	68,460	2,679
VICI Properties, Inc.	900,578	28,836
Vornado Realty Trust	194,237	4,582
Welltower, Inc.	43,047	2,628
		101,859

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (5.3%):
Duke Energy Corp.	223,056	$20,784
Evergy, Inc.	350,857	21,448
Exelon Corp.	397,904	15,355
NRG Energy, Inc.	381,045	16,918
Sempra Energy	75,840	11,447
The Southern Co.	502,331	32,893
UGI Corp.	335,553	11,855
		130,700
Total Common Stocks (Cost $2,119,536)		2,504,822

Collateral for Securities Loaned (1.1%)^
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (b)	26,641,432	26,641
Total Collateral for Securities Loaned (Cost $26,641)		26,641
Total Investments (Cost $2,146,177) — 100.9%		2,531,463
Liabilities in excess of other assets — (0.9)%		(22,564)
NET ASSETS - 100.00%		$2,508,899

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on October 31, 2022.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (14.9%)
AccessLex Institute, Series 2004-2, Class A3, 4.55% (LIBOR03M+19bps), 10/25/24, Callable 1/25/24 @ 100 (a)	$262	$260
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (b)	3,000	2,521
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100 (b)	1,500	1,255
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 6/12/23 @ 100 (b)	457	453
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 11/18/22 @ 100	5,307	5,250
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38 (b)	1,500	1,156
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (b)	1,800	1,437
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (b)	1,216	1,089
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 4/20/26 @ 100 (b)	500	493
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 1/15/23 @ 100 (b)	1,470	1,462
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 3/15/25 @ 100 (b)	2,200	2,042
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100 (b)	1,517	1,432
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (b)	2,476	2,351
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 8/20/25 @ 100 (b)	4,000	3,605
Ballyrock CLO Ltd., Series 2020-14A, Class B, 6.54% (LIBOR03M+230bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	1,000	916
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (b)	3,790	3,711
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 12/19/24 @ 100 (b)	2,156	1,900
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 10/19/23 @ 100 (b)	2,000	1,940
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 1/19/23 @ 100 (b)	3,000	2,983
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (b)	7,750	7,220
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 4/15/25 @ 100	2,760	2,371
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 6/15/24 @ 100	2,500	2,340
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 11/15/24 @ 100	3,450	3,133
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100	5,162	4,999
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 12/15/22 @ 100	420	419
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 7/15/24 @ 100	4,230	4,049
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	1,912
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 8/15/25 @ 100	2,831	2,444
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	1,083	1,037
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 3/15/23 @ 100 (b)	656	650

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100 (b)	$2,134	$1,626
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 8/8/25 @ 100	551	470
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 10/10/25 @ 100	876	786
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 7/10/26 @ 100	10,000	8,583
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 4/10/25 @ 100	2,569	2,474
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 12/10/25 @ 100	4,000	3,714
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 4/14/24 @ 100 (b)	5,786	5,375
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 11/14/22 @ 100 (b)	1,375	1,368
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100 (b)	3,000	2,686
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100 (b)	1,916	1,609
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 11/15/22 @ 100 (b)	1	1
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 2/15/24 @ 100	1,100	1,048
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (b)	2,500	2,477
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 4/15/23 @ 100 (b)	2,000	1,996
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 2/15/25 @ 100 (b)	720	649
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 7/15/23 @ 100 (b)	5,000	4,854
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 10/15/24 @ 100 (b)	2,077	1,889
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (b)	7,724	6,166
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (b)	1,312	1,217
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (b)	2,125	2,079
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 11/22/22 @ 100 (b)	775	774
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 11/22/22 @ 100 (b)	1,750	1,750
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.35%, 4/15/49, Callable 9/20/25 @ 100 (b)	6,000	4,846
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100 (b)	3,000	2,313
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (b)	4,418	3,681
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 4/20/25 @ 100 (b)	854	798
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 7/15/23 @ 100	1,321	1,307
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 6/15/24 @ 100 (b)	500	483
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 5/15/24 @ 100 (b)	1,875	1,744
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 12/15/23 @ 100 (b)	2,562	2,373

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/23 @ 100 (b)	$1,409	$1,318
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25, Callable 1/20/23 @ 100 (b)	159	159
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 5/20/26 @ 100 (b)	1,125	1,069
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (b)	3,000	2,922
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (b)	7,500	6,890
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (b)	6,300	5,781
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 7/15/23 @ 100	961	949
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/22 @ 100 (b)	312	311
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,764
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (b)	1,000	1,000
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (b)	2,473	2,170
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/38 (b)	4,500	3,809
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/38 (b)	6,512	5,418
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 11/15/22 @ 100 (b)	41	41
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 4/15/24 @ 100 (b)	2,943	2,831
Flagship Credit Auto Trust, Series 2018-2, Class E, 5.51%, 11/17/25, Callable 3/15/23 @ 100 (b)	550	541
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 10/15/24 @ 100 (b)	2,500	2,253
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (b)	2,250	1,908
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,650	1,415
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100 (b)	2,000	1,881
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,708	1,474
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 2/15/24 @ 100 (b)	1,325	1,230
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38 (b)	1,500	1,268
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 9/15/23 @ 100 (b)	2,969	2,902
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 3/15/24 @ 100 (b)	1,250	1,217
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 5/15/24 @ 100 (b)	2,167	2,024
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 1/15/23 @ 100 (b)	808	806
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 6/15/23 @ 100 (b)	1,474	1,455
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 1/20/23 @ 100	1,625	1,614
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,382
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable 9/11/26 @ 100 (b)	1,000	840
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (b)	2,233	1,860
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (b)	4,500	3,875

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (b)	$5,000	$4,307
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 6.04% (LIBOR03M+180bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	5,000	4,817
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (b)	1,833	1,506
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (b)	2,480	2,014
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (b)	3,000	2,815
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (b)	3,000	2,758
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (b)	1,667	1,492
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100 (b)	3,750	3,199
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (b)	3,500	2,782
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (b)	5,180	4,833
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (b)	4,531	4,157
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 1/20/23 @ 100 (b)	2,522	2,513
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (b)	3,400	3,371
JPMorgan Chase Bank NA, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 8/25/23 @ 100 (b)	212	208
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/24 @ 100 (b)	965	923
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 2/25/25 @ 100 (b)	1,066	998
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 5/25/24 @ 100 (b)	2,050	1,963
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/24 @ 100 (b)	571	544
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/24 @ 100 (b)	1,025	988
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 12/25/23 @ 100 (b)	322	313
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (b)	2,700	1,971
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 12/15/25 @ 100 (b)	2,000	1,861
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (b)	833	823
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (b)	5,775	5,339
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,742
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (b)	1,719	1,502
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/21/24 (b)	2,125	2,095
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 9/20/26 @ 100 (b)	823	726
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 8/20/24 @ 100 (b)	1,710	1,646
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (b)	1,832	1,484
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (b)	6,097	5,108
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	3,730	3,307
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (b)	3,693	3,288
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47 (b)	5,875	5,210

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 1/10/25 @ 100 (b)	$930	$837
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 2/10/26 @ 100 (b)	2,000	1,823
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 7/15/25 @ 100 (b)	1,637	1,467
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 8/15/25 @ 100 (b)	3,000	2,918
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 12/15/25 @ 100 (b)	912	856
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 3/15/23 @ 100 (b)	5,750	5,685
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38 (b)	2,351	2,011
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38 (b)	2,500	2,160
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100 (b)	3,000	2,507
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/17/38 (b)	2,000	1,664
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26 (b)	2,000	1,743
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40 (b)	3,250	2,599
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 9/15/24 @ 100 (b)	5,213	5,193
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 12/15/24 @ 100 (b)	3,506	3,386
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 9/15/24 @ 100 (b)	4,026	4,011
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 12/15/24 @ 100 (b)	3,896	3,766
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/24 @ 100 (b)	1,005	964
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 1/15/24 @ 100 (b)	2,000	1,967
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 9/15/24 @ 100 (b)	1,000	953
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 7/15/24 @ 100 (b)	5,000	4,689
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 2/15/24 @ 100 (b)	2,500	2,370
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 5/15/23 @ 100	1,230	1,216
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 7/20/24 @ 100 (b)	1,312	1,212
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 1/20/26 @ 100 (b)	500	437
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100 (b)	3,823	3,523
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 11/20/24 @ 100 (b)	6,500	6,118
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/25 @ 100 (b)	3,800	3,455
SLM Student Loan Trust, Series 2012-6, Class B, 4.59% (LIBOR01M+100bps), 4/27/43, Callable 10/25/29 @ 100 (a)	2,500	2,399
SLM Student Loan Trust, Series 2003-14, Class B, 4.91% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (a)	472	442
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	1,871
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	2,200	2,113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	$7,583	$7,515
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 3/20/23 @ 100 (b)	2,000	1,968
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 5/23/23 @ 100 (b)	1,250	1,227
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100 (b)	1,800	1,658
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (b)	1,500	1,384
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (b)	9,300	8,084
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 4/17/23 @ 100 (b)	3,352	3,065
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100 (b)	2,475	2,245
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @ 100 (b)	949	781
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 12/10/23 @ 100 (b)	3,250	3,080
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	9,000	7,197
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (b)	563	489
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (b)	2,500	2,168
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100 (b)	4,500	3,643
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 4/20/23 @ 100	5,000	4,918
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 8/15/23 @ 100 (b)	2,500	2,462
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 5.91% (LIBOR01M+250bps), 2/15/40 (a)(b)	1,364	1,260
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 4/15/23 @ 100 (b)	1,381	1,374
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 2/15/25 @ 100	5,000	4,507
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 3/15/24 @ 100	3,750	3,520
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 12/15/24 @ 100	1,250	1,130
Total Asset-Backed Securities (Cost $471,141)		429,976

Collateralized Mortgage Obligations (20.0%)
37 Capital CLO I, Series 2021-1A, Class C, 6.33% (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	2,750	2,408
AB BSL CLO 1 Ltd., Series 2020-1A, Class BR, 5.86% (TSFR3M+200bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	3,000	2,791
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 6.36% (TSFR3M+250bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	3,000	2,719
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 5.51% (TSFR3M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	3,500	3,332
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 4.27% (TSFR3M+210bps), 7/20/35, Callable 7/20/24 @ 100 (a)(b)	3,000	2,888
Annisa CLO Ltd., Series 2016-2, Class BR, 5.89% (LIBOR03M+165bps), 7/20/31, Callable 1/20/23 @ 100 (a)(b)	10,000	9,439
AOA Mortgage Trust, Series 2021-1177, Class D, 5.24% (LIBOR01M+182bps), 10/15/38 (a)(b)	10,600	9,670

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
AOA Mortgage Trust, Series 2021-1177, Class B, 4.59% (LIBOR01M+117bps), 10/15/38 (a)(b)	$3,000	$2,811
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 5/15/30 @ 100 (b)(c)	1,500	1,184
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100 (b)(c)	3,200	2,317
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 5.21% (LIBOR01M+180bps), 9/15/32 (a)(b)	3,585	3,400
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (b)(c)	12,420	10,352
Ballyrock CLO, Series 2020-2A, Class A2R, 5.79% (LIBOR03M+155bps), 10/20/31, Callable 1/20/23 @ 100 (a)(b)	4,000	3,756
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 6.13% (LIBOR03M+205bps), 4/15/34, Callable 7/15/23 @ 100 (a)(b)	5,000	4,517
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 5.73% (LIBOR03M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	2,750	2,536
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2A, 5.94% (TSFR3M+305bps), 7/15/34, Callable 7/15/23 @ 100 (a)(b)	3,000	2,938
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	4,158
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	12,485	11,018
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100	5,000	4,471
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	1,622	1,422
BBCMS Mortgage Trust, Series 2020-BID, Class D, 8.04% (LIBOR01M+463bps), 10/15/37 (a)(b)	14,600	14,249
BBCMS Mortgage Trust, Series 2020-BID, Class B, 5.95% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	4,901
BBCMS Mortgage Trust, Series 2020-BID, Class C, 7.05% (LIBOR01M+364bps), 10/15/37 (a)(b)	5,000	4,891
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	5,583
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100 (c)(d)	40,630	2,022
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/62, Callable 11/15/29 @ 100	5,000	4,132
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/31 @ 100 (b)(c)	2,417	1,622
BPR Trust, Series 2022-OANA, Class A, 5.27% (TSFR1M+190bps), 4/15/37 (a)(b)	4,500	4,372
BPR Trust, Series 2021-TY, Class B, 4.56% (LIBOR01M+115bps), 9/15/38 (a)(b)	750	710
BPR Trust, Series 2021-TY, Class D, 5.76% (LIBOR01M+235bps), 9/15/38 (a)(b)	5,688	5,302
BPR Trust, Series 2022-OANA, Class D, 7.07% (TSFR1M+370bps), 4/15/37 (a)(b)	9,500	8,921
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44, Callable 3/9/30 @ 100 (b)(c)	5,000	3,889
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 4.66% (LIBOR01M+125bps), 10/15/36 (a)(b)	6,800	6,568
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.86% (LIBOR01M+145bps), 10/15/36 (a)(b)	3,400	3,258
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 7.71% (TSFR1M+434bps), 6/15/27 (a)(b)	7,000	6,756
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 7.26% (TSFR1M+389bps), 6/15/27 (a)(b)	15,000	14,628
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 4.81% (LIBOR01M+140bps), 6/15/38 (a)(b)	2,288	2,121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2021-VIVA, Class D, 3.55%, 3/11/44 (b)(c)	$5,000	$3,650
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 4.36% (LIBOR01M+85bps), 9/15/36 (a)(b)	1,500	1,406
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.54%, 3/9/44 (b)(c)	4,500	3,354
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42, Callable 9/9/29 @ 100 (b)(c)(d)	144,200	5,991
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 4.49% (LIBOR01M+108bps), 10/15/36 (a)(b)	7,766	7,540
BX Mortgage Trust, Series 2021-PAC, Class B, 4.31% (LIBOR01M+90bps), 10/15/36 (a)(b)	3,250	3,032
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (b)	3,000	2,966
BX Trust, Series 2022-CLS, Class C, 6.79%, 10/13/27 (b)	2,500	2,472
BX Trust, Series 2021-ARIA, Class D, 5.31% (LIBOR01M+190bps), 10/15/36 (a)(b)	3,000	2,739
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (b)(c)	4,995	3,640
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (b)(c)	5,750	3,553
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (b)(c)	3,750	2,504
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (b)	2,500	1,919
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	3,685
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	4,000	3,230
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36 (b)(c)	1,250	1,195
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 5.94% (LIBOR03M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	3,000	2,762
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @ 100 (b)	3,750	3,305
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50, Callable 10/10/23 @ 100 (c)	5,000	4,935
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (b)(c)	11,600	10,927
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (b)	9,700	8,703
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,399	3,209
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,000	2,855
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100 (b)	2,660	2,428
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (b)	13,000	9,797
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41 (b)	1,000	833
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (b)	2,500	1,903
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41 (b)(c)	5,000	3,902
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (b)	2,500	2,102
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (b)	5,000	4,225
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 6.73% (TSFR3M+400bps), 8/15/34, Callable 8/15/23 @ 100 (a)(b)	3,000	2,927
Extended Stay America Trust, Series 2021-ESH, Class D, 5.66% (LIBOR01M+225bps), 7/15/38 (a)(b)	4,393	4,157
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 5.08% (LIBOR03M+95bps), 4/17/31, Callable 1/17/23 @ 100 (a)(b)	3,500	3,413

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 4.73% (LIBOR03M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a)(b)	$750	$702
Flatiron RR CLO 22 LLC, Series 2021-2A, Class B, 5.68% (LIBOR03M+160bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	3,000	2,764
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 5.88% (LIBOR03M+180bps), 4/17/33, Callable 1/17/23 @ 100 (a)(b)	4,350	4,051
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 7.04% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	3,500	3,197
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 2/10/37, Callable 2/10/25 @ 100 (b)	1,735	1,573
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class C, 5.29% (TSFR1M+192bps), 8/15/36 (a)(b)	1,000	984
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 4.98% (TSFR1M+161bps), 8/15/36 (a)(b)	1,000	964
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100	4,000	3,353
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100	5,000	4,146
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (b)(c)	4,650	4,174
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (b)(c)	824	727
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	7,924	7,228
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (b)	1,245	1,045
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (b)(c)	9,947	7,947
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41 (b)(c)	10,672	7,772
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (b)	5,020	4,446
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (b)(c)	6,960	5,753
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.82%, 3/15/32 (b)(c)	2,500	1,963
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 6.87% (TSFR1M+349bps), 10/15/39 (a)(b)	1,900	1,910
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100 (b)	5,000	4,230
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	4,060
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b)(c)	5,000	3,774
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 3/15/23 @ 100 (c)	2,250	2,224
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	468	455
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.22%, 12/15/47, Callable 3/15/23 @ 100 (c)	3,045	2,991
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100 (b)(c)	1,614	1,339
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%, 1/5/40 (b)(c)(d)	226,300	991
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100 (b)(c)	2,000	1,604
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 4.36% (LIBOR01M+95bps), 5/15/36 (a)(b)	2,250	2,195
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 5.21% (LIBOR01M+180bps), 5/15/36 (a)(b)	2,500	2,411
LCM Ltd., Series 2032A, Class B, 5.94% (LIBOR03M+170bps), 7/20/34, Callable 7/20/23 @ 100 (a)(b)	2,500	2,302
LCM Ltd., Series 36A, Class A2, 5.48% (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a)(b)	3,000	2,772

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Life BMR Mortgage Trust, Series 2021-BMR, Class D, 4.81% (LIBOR01M+140bps), 3/15/38 (a)(b)	$4,423	$4,143
Life Mortgage Trust, Series 2022-BMR2, Class C, 5.47% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100 (a)(b)	2,250	2,144
Magnetite Ltd., Series 2015-12A, Class BRRA, 5.68% (LIBOR03M+160bps), 10/15/31, Callable 1/15/23 @ 100 (a)(b)	3,240	3,063
Manhattan West, Series 2020-1MW, Class C, 2.33%, 9/10/39 (b)(c)	5,000	3,986
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/39 (b)(c)	4,250	3,318
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (b)	6,500	5,454
MHC Commercial Mortgage Trust, Series MHC, Class D, 5.01% (LIBOR01M+160bps), 4/15/38 (a)(b)	2,000	1,879
MHC Trust, Series 2021-MHC2, Class D, 4.91% (LIBOR01M+150bps), 5/15/38 (a)(b)	1,900	1,764
MHP, Series 2022-MHIL, Class D, 4.99% (SOFR30A+161bps), 1/15/27 (a)(b)	2,429	2,238
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43, Callable 5/9/31 @ 100 (b)	2,750	1,818
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 5.97% (LIBOR03M+165bps), 10/20/34, Callable 10/23/23 @ 100 (a)(b)	2,500	2,304
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 6.12% (LIBOR03M+220bps), 10/12/30, Callable 1/12/23 @ 100 (a)(b)	4,000	3,650
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 5.77% (TSFR1M+239bps), 3/15/39 (a)(b)	3,000	2,891
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class B, 5.68% (LIBOR03M+160bps), 10/16/34, Callable 10/16/23 @ 100 (a)(b)	2,500	2,331
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 1/19/23 @ 100 (b)	5,000	4,502
Oaktree CLO Ltd., Series 2022-1A, Class B, 3.06% (TSFR3M+195bps), 5/15/33, Callable 11/15/23 @ 100 (a)(b)	1,667	1,583
Oaktree CLO Ltd., Series 2022-3A, Class B1, 5.92% (TSFR3M+310bps), 7/15/35, Callable 7/15/24 @ 100 (a)(b)	3,000	2,928
Oaktree CLO Ltd., Series 2022-3A, Class C, 6.97% (TSFR3M+415bps), 7/15/35, Callable 7/15/24 @ 100 (a)(b)	3,000	2,964
Oaktree CLO Ltd., Series 2022-2A, Class B, 5.57% (TSFR3M+275bps), 7/15/33, Callable 1/15/24 @ 100 (a)(b)	6,500	6,296
Octagon 57 Ltd., Series 2021-1A, Class B1, 5.73% (LIBOR03M+165bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	3,000	2,799
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 5.84% (LIBOR03M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	1,200	1,116
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (b)	11,040	8,793
One New York Plaza Trust, Series 2020-1NYP, Class A, 4.36% (LIBOR01M+95bps), 1/15/36 (a)(b)	2,625	2,531
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 4.99% (LIBOR01M+150bps), 3/15/36 (a)(b)	5,000	4,555
Palmer Square Loan Funding Ltd., Series 2022-5A, Class C, 6.43% (TSFR3M+391bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	3,250	3,051
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 5.30% (LIBOR03M+230bps), 11/25/28, Callable 11/25/22 @ 100 (a)(b)	5,000	4,786
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 5.76% (TSFR3M+190bps), 10/15/30, Callable 7/15/23 @ 100 (a)(b)	3,000	2,846
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 4.88% (LIBOR03M+190bps), 2/20/28, Callable 11/20/22 @ 100 (a)(b)	2,000	1,905
Race Point CLO Ltd., Series 2016-10A, Class B1R, 6.01% (LIBOR03M+165bps), 7/25/31, Callable 1/25/23 @ 100 (a)(b)	5,000	4,719
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41 (b)	4,000	2,982
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (b)	4,000	2,936
SMRT, Series 2022-MINI, Class E, 6.08% (SOFR30A+270bps), 1/15/39 (a)(b)	2,000	1,827

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 6.04% (LIBOR03M+180bps), 1/21/31, Callable 1/20/23 @ 100 (a)(b)	$1,000	$893
SREIT Trust, Series 2021-MFP2, Class D, 4.98% (LIBOR01M+157bps), 11/15/36 (a)(b)	1,000	936
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 5.33% (LIBOR03M+125bps), 1/15/30, Callable 1/15/23 @ 100 (a)(b)	2,000	1,926
Stratus CLO Ltd., Series 2022-1A, Class B, 4.63% (TSFR3M+235bps), 7/20/30, Callable 7/20/23 @ 100 (a)(b)	5,000	4,836
Stratus CLO Ltd., Series 2021-3A, Class B, 5.79% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	2,259	2,133
Stratus CLO Ltd., Series 2022-2A, Class C, 6.33% (TSFR3M+400bps), 7/20/30, Callable 7/20/23 @ 100 (a)(b)	2,750	2,678
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 4.23% (LIBOR01M+50bps), 7/19/35, Callable 11/19/22 @ 100 (a)	718	666
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @ 100 (b)(c)	1,636	1,216
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 5.94% (LIBOR03M+170bps), 1/20/32, Callable 1/20/23 @ 100 (a)(b)	5,000	4,723
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 7/21/23 @ 100 (b)	1,000	774
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 6.14% (LIBOR03M+190bps), 7/20/32, Callable 1/20/23 @ 100 (a)(b)	7,000	6,622
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 6.11% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(b)	2,500	2,289
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 6.66% (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a)(b)	5,000	4,434
TSTAT Ltd., Series 2022-1A, Class A2, 5.50% (TSFR3M+295bps), 7/20/31, Callable 10/20/23 @ 100 (a)(b)	3,000	2,920
TTAN, Series 2021-MHC, Class D, 5.16% (LIBOR01M+180bps), 3/15/38 (a)(b)	1,778	1,668
Venture 46 Clo Ltd., Series 2022-46A, Class BN, 6.96% (TSFR3M+300bps), 7/20/35, Callable 7/20/24 @ 100 (a)(b)	3,000	2,824
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100 (b)	4,500	3,922
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)	3,000	2,246
Voya CLO, Series 2020-2A, Class A2R, 5.63% (LIBOR03M+140bps), 7/19/34, Callable 7/19/23 @ 100 (a)(b)	4,000	3,836
Voya CLO, Series 2017-4A, Class A2, 5.33% (LIBOR03M+125bps), 10/15/30, Callable 1/15/23 @ 100 (a)(b)	2,000	1,911
Voya CLO Ltd., Series 2015-3A, Class BR, 6.44% (LIBOR03M+220bps), 10/20/31, Callable 1/20/23 @ 100 (a)(b)	1,250	1,134
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 8/17/36 (b)(c)	4,200	3,794
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 10/15/25 @ 100 (c)	2,000	1,872
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48, Callable 11/15/25 @ 100	3,500	3,238
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48, Callable 11/15/25 @ 100 (c)	5,000	4,623
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100	2,000	1,608
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.34%, 12/15/45 (b)(c)(d)	22,303	1
Total Collateralized Mortgage Obligations (Cost $649,899)		577,183

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount		Value
Preferred Stocks (0.6%)
Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a)	400,000		$10,020

Financials (0.2%):
Citigroup Capital XIII, 10.78% (LIBOR03M+637bps), 10/30/40 (a)	87,500		2,402
U.S. Bancorp, non-cumulative, Series A, 5.10% (LIBOR03M+102bps) (a)	5,000		3,792
			6,194
Total Preferred Stocks (Cost $15,932)			16,214

Senior Secured Loans (3.2%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 8.99% (LIBOR03M+475bps), 4/20/28 (a)	2,000		1,978
Academy Ltd., Refinancing Term Loans, First Lien, 6.88% (LIBOR01M+375bps), 11/6/27 (a)	367		361
Air Canada, Term Loan, First Lien, 6.42% (LIBOR03M+350bps), 8/11/28 (a)	998		973
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 6.62% (LIBOR01M+350bps), 8/17/28 (a)	2,940		2,869
AssuredPartners, Inc., 2021 Term Loan, First Lien, 6.62% (LIBOR01M+350bps), 2/13/27 (a)	2,933		2,793
Asurion LLC, New B-9 Term Loans, First Lien, 6.37% (LIBOR01M+325bps), 7/29/27 (a)	985		867
Bausch & Lomb, Inc., Initial Term Loans, First Lien, 6.52% (SOFR01M+325bps), 5/10/27 (a)	2,496		2,336
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 8.52% (SOFR01M+525bps), 2/1/27 (a)	1,481		1,105
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 6.93% (LIBOR03M+325bps), 3/5/28 (a)	43		40
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 6.38% (LIBOR01M+325bps), 3/5/28 (a)	450		422
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 7.42% (LIBOR03M+375bps), 5/26/28 (a)	988		974
Buckeye Partners LP, 2021 Tranche B-1 Refinancing Term Loan, First Lien, 5.37% (LIBOR01M+225bps), 11/1/26 (a)	1,454		1,435
Carnival Corp., 6.13% (LIBOR06M+325bps), 10/18/28 (a)	499		456
CDK Global, Inc., Initial Term Loan, First Lien, 8.11% (SOFR03M+450bps), 7/6/29 (a)	1,750		1,711
Cincinnati Bell, Inc., Term B2, First Lien, 6.28% (SOFR01M+325bps), 11/17/28 (a)	496		486
ClubCorp Holdings, Inc., Term B Loans, First Lien, 6.42% (LIBOR03M+275bps), 9/18/24 (a)	2		2
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 7.99% (LIBOR03M+375bps), 10/20/27 (a)	12,000		12,098
Directv Financing LLC, Closing Date Term Loans, First Lien, 8.12% (LIBOR01M+500bps), 8/2/27 (a)	2,565		2,439
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 7.03% (SOFR01M+400bps), 1/27/29 (a)	1,493		1,397
Foundation Building Materials, Initial Term Loans, First Lien, 6.06% (LIBOR03M+325bps), 1/29/28 (a)	494		448
Graham Packaging Co., Inc., New Term Loans, First Lien, 6.12% (LIBOR01M+300bps), 8/4/27 (a)	462		450
Great Outdoors Group LLC, Term B1, First Lien, 6.87% (LIBOR01M+375bps), 3/5/28 (a)	1,978		1,858
H-Food Holdings LLC, 2020 Incremental Term B-3 Loan, First Lien, 8.12% (LIBOR01M+500bps), 5/31/25 (a)	490		413
H-Food Holdings LLC, Initial Term Loan, First Lien, 6.80% (LIBOR01M+369bps), 5/31/25 (a)	—	(f)	—	(f)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 6.12% (LIBOR01M+300bps), 8/2/28 (a)	$1,075	$1,057
Hub International, 11/10/29 (g)	375	360
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 7.53% (LIBOR03M+325bps), 4/25/25 (a)	1,370	1,344
IRB Holding Corp., Term Loan B, First Lien, 6.11% (SOFR01M+300bps), 12/15/27 (a)	1,949	1,896
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 6.82% (LIBOR03M+375bps), 12/22/26 (a)	4	3
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 6.37% (LIBOR01M+325bps), 10/21/28 (a)	2,985	2,741
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 8.78% (LIBOR03M+525bps), 6/20/27 (a)	15,200	15,498
MoneyGram International, Inc., Term Loan, First Lien, 7.62% (LIBOR01M+450bps), 7/21/26 (a)	2,480	2,425
Oculus Acquisition Corp., Initial Term Loan, First Lien, 7.24% (SOFR03M+350bps), 11/8/27 (a)	2,224	2,161
OEG Borrower, LLC, Initial Term Loans, First Lien, 8.44% (SOFR03M+500bps), 6/18/29 (a)	500	477
Osmosis Buyer Limited, Term Loan B, First Lien, 7/30/28 (g)	1,630	1,515
Osmosis Buyer Ltd., DD, First Lien, 7/30/28 (g)	370	344
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 6.62% (LIBOR01M+350bps), 9/17/28 (a)	990	959
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 6.92% (LIBOR03M+325bps), 2/25/28 (a)	2,962	2,836
Polaris Newco LLC, Dollar Term Loan, First Lien, 7.67% (LIBOR03M+400bps), 6/4/28 (a)	240	219
Proofpoint, Inc., Initial Term Loans, First Lien, 6.32% (LIBOR03M+325bps), 8/31/28 (a)	1,489	1,414
Scientific Games International, Inc., Initial Term B Loans, First Lien, 6.40% (SOFR01M+300bps), 4/16/29 (a)	2,993	2,947
Sophia LP, Term Loan B, First Lien, 7.17% (LIBOR03M+350bps), 10/7/27 (a)	983	943
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 8.58% (LIBOR03M+450bps), 1/15/27 (a)	5,429	5,300
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 7.42% (LIBOR03M+375bps), 10/2/26 (a)	430	408
The E.W. Scripps Co., Term Loan B3, First Lien, 5.87% (LIBOR01M+275bps), 12/15/27 (a)	764	751
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 6.37% (LIBOR01M+325bps), 3/3/28 (a)	1,482	1,400
UKG, Inc., Incremental Term Loans, First Lien, 7.00% (LIBOR03M+325bps), 5/3/26 (a)	478	460
Walker & Dunlop, Inc., Term Loan B, First Lien, 5.38% (SOFR01M+225bps), 12/16/28 (a)	1,486	1,457
Whatabrands LLC, Initial Term B Loans, First Lien, 6.37% (LIBOR01M+325bps), 8/3/28 (a)	4,944	4,688
Total Senior Secured Loans (Cost $94,008)		91,514

Corporate Bonds (32.0%)
Communication Services (2.2%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	2,500	2,158
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (b)	8,000	5,874
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (b)	1,000	790
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 4/1/33, Callable 1/1/33 @ 100	4,000	3,331
5.25%, 4/1/53, Callable 10/1/52 @ 100	3,000	2,261

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	$3,500	$2,663
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (b)	1,500	1,088
Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	1,500	1,288
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (b)	4,840	3,822
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 (h)	1,759	1,434
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (b)(h)	5,000	4,628
Sprint Spectrum Co. LLC, 5.15%, 3/20/28, Callable 3/20/27 @ 100 (b)	4,887	4,761
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	16,791	14,208
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100	5,000	3,950
2.88%, 11/20/50, Callable 5/20/50 @ 100	5,500	3,245
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 (b)	6,500	5,253
5.05%, 3/15/42, Callable 9/15/41 @ 100 (b)	4,852	3,548
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 12/12/22 @ 100 (b)	250	193
		64,495
Consumer Discretionary (3.4%):
Asbury Automotive Group, Inc.
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (b)	1,250	1,028
4.75%, 3/1/30, Callable 3/1/25 @ 102.38	2,550	2,088
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	6,500	4,495
3.85%, 3/1/32, Callable 12/1/31 @ 100	4,000	3,120
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	2,653
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (b)	310	248
Carnival Corp.
9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (b)	5,750	5,361
10.50%, 6/1/30, Callable 6/1/25 @ 105.25 (b)(h)	1,500	1,163
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19 (b)	1,000	1,014
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,279
Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38 (b)	4,400	3,898
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	2,500	1,950
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (b)	1,780	1,417
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100 (h)	6,000	3,965
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (b)	5,689	4,607
Marriott International, Inc.
3.50%, 10/15/32, Callable 7/15/32 @ 100	5,250	4,199
2.75%, 10/15/33, Callable 7/15/33 @ 100	4,750	3,440
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (b)	750	628
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	2,612	2,181
Newell Brands, Inc., 6.63%, 9/15/29, Callable 6/15/29 @ 100 (h)	2,727	2,665
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (h)	2,370	1,720
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	3,687	2,991
PulteGroup, Inc.
7.88%, 6/15/32	3,623	3,805
6.00%, 2/15/35	7,010	6,222
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (b)	13,000	8,854
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (b)(h)	5,600	4,312
Sotheby's, 7.38%, 10/15/27, Callable 11/21/22 @ 103.69 (b)(h)	4,125	3,991
Starbucks Corp., 3.50%, 11/15/50, Callable 5/15/50 @ 100	500	340
The Gap, Inc., 3.63%, 10/1/29, Callable 10/1/24 @ 101.81 (b)	2,000	1,405
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100 (h)	5,437	4,402
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	2,750	2,044

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	$1,445	$1,184
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30 (b)	4,000	3,383
		98,052
Consumer Staples (1.1%):
7-Eleven, Inc., 2.80%, 2/10/51, Callable 8/2/50 @ 100 (b)	14,805	8,324
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	4,000	3,019
4.50%, 6/1/50, Callable 12/1/49 @ 100	500	408
BAT Capital Corp.
7.75%, 10/19/32, Callable 7/19/32 @ 100	2,000	2,044
3.73%, 9/25/40, Callable 3/25/40 @ 100	3,000	1,890
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.63%, 1/15/32, Callable 1/15/27 @ 101.81 (b)	500	389
3.00%, 5/15/32, Callable 2/15/32 @ 100 (b)	8,250	6,032
6.50%, 12/1/52, Callable 6/1/52 @ 100 (b)	2,000	1,747
Kraft Heinz Foods Co., 5.00%, 6/4/42	5,750	4,981
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (b)	85	70
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100 (b)	1,000	709
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100 (h)	3,000	2,078
		31,691
Energy (1.5%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	3,000	2,420
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	4,727	3,695
Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	1,250	785
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	2,901
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100	2,500	1,959
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	1,142	1,076
6.25%, 4/15/32, Callable 5/15/27 @ 103.13 (b)	2,000	1,841
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100	9,905	8,067
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	1,000	789
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	10,000	8,801
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	4,455	4,131
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 12/12/22 @ 102.69 (b)	7,500	7,057
		43,522
Financials (8.1%):
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	5,000	4,792
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,162
Athene Global Funding, 2.67%, 6/7/31 (b)	6,000	4,455
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	3,000	2,881
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100 (a)	4,000	2,962
3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100 (a)	4,750	3,812
BankUnited, Inc., 5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	1,791
BlackRock, Inc., 2.10%, 2/25/32, Callable 11/25/31 @ 100	3,000	2,296
Blackstone Holdings Finance Co. LLC
1.60%, 3/30/31, Callable 12/30/30 @ 100 (b)	3,000	2,153
6.20%, 4/22/33, Callable 1/22/33 @ 100 (b)	3,000	3,000
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100	2,308	1,908

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (b)	$12,100	$8,756
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	10,167	8,539
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)	5,000	3,458
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	3,000	2,136
Compeer Financial FLCA/Compeer Financial PCA, 3.37% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(b)	978	711
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	1,000	955
F&G Global Funding, 2.00%, 9/20/28 (b)	1,000	796
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (a)	2,826	2,451
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	3,000	2,807
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	2,864
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,175	1,161
Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable 12/10/28 @ 100	2,000	1,572
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	6,472	5,317
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (b)	925	795
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (a)	7,175	4,986
JPMorgan Chase & Co.
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a)	17,601	13,864
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (a)	3,000	2,787
KeyBank NA, 3.90%, 4/13/29	3,000	2,595
KeyCorp Capital II, 6.88%, 3/17/29	750	781
KeyCorp., 4.79% (SOFR+206bps), 6/1/33, MTN, Callable 6/1/32 @ 100 (a)	2,270	2,053
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	3,000	2,467
Lincoln National Corp., 5.30% (LIBOR03M+236bps), 5/17/66, Callable 8/11/26 @ 100 (a)	3,018	2,331
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	2,538
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 3/1/23 @ 100 (a)	7,417	7,379
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100 (b)	7,961	8,940
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (a)	5,000	3,624
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (a)	17,500	12,433
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (b)	5,000	4,084
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)	4,000	3,930
New York Life Global Funding, 1.85%, 8/1/31 (b)	7,750	5,890
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	2,750	2,756
OWL Rock Core Income Corp.
5.50%, 3/21/25	4,000	3,778
3.13%, 9/23/26, Callable 8/23/26 @ 100	750	627
4.70%, 2/8/27, Callable 1/8/27 @ 100	1,875	1,638
7.75%, 9/16/27, Callable 8/16/27 @ 100 (b)	1,818	1,773
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	1,750	1,586
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a)(e)(h)	5,000	4,844
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	4,318	3,905
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	3,000	2,828
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (a)	3,000	2,595
Texas Capital Bank NA, 5.25%, 1/31/26 (h)	3,225	3,046
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	5,000	4,572

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (a)(e)	$6,750	$6,461
The Charles Schwab Corp., 5.37% (H15T5Y+497bps), Callable 6/1/25 @ 100 (a)(e)	14,500	14,162
The Hartford Financial Services Group, Inc., 5.03% (LIBOR03M+213bps), 2/12/47, Callable 12/12/22 @ 100 (a)(b)(h)	5,500	4,530
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (a)	7,000	6,178
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (a)(e)	2,000	1,916
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a)(e)(h)	7,000	6,155
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	5,000	4,059
		232,621
Health Care (3.4%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100	2,000	1,551
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	2,900	1,788
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100	1,500	1,147
Bayer U.S. Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	4,089
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	640	503
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	3,000	2,506
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	4,782
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	20,179	15,422
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38 (b)	2,600	1,745
CVS Health Corp.
1.88%, 2/28/31, Callable 11/28/30 @ 100 (h)	5,250	3,985
4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	4,482
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	6,673	6,374
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,500	9,769
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	10,645	9,963
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	2,437
HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	10,000	8,273
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (b)	1,250	1,092
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	5,000	3,826
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (b)	1,941	1,562
Royalty Pharma PLC, 2.15%, 9/2/31, Callable 6/2/31 @ 100	2,250	1,644
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13 (b)	1,950	1,643
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (b)	14,604	10,427
		99,010
Industrials (4.7%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	5,000	3,683
Air Lease Corp.
3.13%, 12/1/30, Callable 9/1/30 @ 100	2,500	1,943
2.88%, 1/15/32, Callable 10/15/31 @ 100	4,000	2,990
Alaska Airlines Pass Through Trust
8.00%, 8/15/25 (b)	3,178	3,145
4.80%, 8/15/27 (b)	5,059	4,704
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63 (b)	5,500	5,183
American Airlines Pass Through Trust
4.00%, 7/15/25	4,365	3,689
3.60%, 10/15/29	1,513	1,146
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (b)	4,050	3,685
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100 (b)	2,833	2,036
5.50%, 8/11/32, Callable 5/11/32 @ 100 (b)	4,000	3,616

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
British Airways Pass Through Trust
4.63%, 6/20/24 (b)	$6,066	$5,896
3.35%, 6/15/29 (b)	1,889	1,604
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88 (b)	1,000	903
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	9,000	7,081
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28	4,506	3,790
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (b)	4,032	3,748
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	7,500	5,301
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	11,000	7,862
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	5,623	4,588
JetBlue Pass Through Trust, 7.75%, 11/15/28 (h)	4,217	4,089
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	4,360	3,987
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,199
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	3,000	2,835
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100	1,250	995
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	4,674	4,746
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100	9,000	8,320
5.81%, 5/1/50, Callable 11/1/49 @ 100	8,500	7,304
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	5,000	4,349
U.S. Airways Pass Through Trust
6.25%, 4/22/23	1,288	1,268
7.13%, 10/22/23	962	966
3.95%, 11/15/25	4,763	4,232
United Airlines Pass Through Trust
4.15%, 4/11/24 (h)	5,857	5,571
4.30%, 8/15/25	3,016	2,766
3.50%, 5/1/28	3,877	3,254
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	388	322
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (b)	4,000	3,992
		136,788
Information Technology (2.1%):
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25 (b)(h)	1,250	975
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 (b)	7,000	4,975
3.42%, 4/15/33, Callable 1/15/33 @ 100 (b)	10,500	8,008
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100	2,000	1,870
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100 (h)	5,000	4,704
Fiserv, Inc., 4.40%, 7/1/49, Callable 1/1/49 @ 100	5,000	3,761
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100	4,000	2,698
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	3,000	2,198
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06 (b)	2,500	1,888
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100	8,000	5,991
3.60%, 4/1/50, Callable 10/1/49 @ 100	6,750	4,155
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (b)	9,000	6,771
Seagate HDD Cayman, 3.38%, 7/15/31, Callable 1/15/26 @ 101.69	1,500	1,072
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	2,000	1,473
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	1,500	1,174
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	500	413
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	4,300	2,982

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	$4,750	$4,063
		59,171
Materials (1.8%):
Albemarle Corp., 5.05%, 6/1/32, Callable 3/1/32 @ 100	3,000	2,749
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	5,663	4,365
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	8,732	7,013
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	6,281	4,625
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	2,000	1,534
Berry Global, Inc., 4.88%, 7/15/26, Callable 12/12/22 @ 102.44 (b)	2,111	1,986
Celanese US Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	1,539	1,432
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	9,528	7,001
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	6,808	4,532
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	1,300	981
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100	2,769	2,794
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100	6,750	5,748
4.50%, 6/15/47, Callable 12/15/46 @ 100	7,000	5,500
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	500	380
		50,640
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	10,000	6,925
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100	12,900	8,907
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	3,000	2,250
Crown Castle International Corp., 2.90%, 4/1/41, Callable 10/1/40 @ 100	10,215	6,486
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	2,504
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30, Callable 10/15/29 @ 100	3,726	3,072
3.25%, 1/15/32, Callable 10/15/31 @ 100 (h)	4,100	3,039
Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,198
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	10,643	8,374
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	5,000	3,466
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%, 7/15/28 (b)	273	259
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	4,500	3,126
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	2,750	2,044
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (b)	1,175	1,031
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88 (b)	1,511	1,383
SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	500	405
SBA Tower Trust
2.33%, 1/15/28, Callable 7/15/26 @ 100 (b)	3,000	2,487
2.59%, 10/15/31 (b)	5,000	3,753
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	5,000	3,658
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19 (b)	1,500	1,126
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)(h)	12,434	10,262
		77,755
Utilities (1.0%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	500	425
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	3,000	2,350

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (b)	$2,333	$1,748
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	3,000	2,276
NRG Energy, Inc.
2.45%, 12/2/27, Callable 10/2/27 @ 100 (b)	6,300	5,194
4.45%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,407	3,019
South Jersey Industries, Inc., 5.02%, 4/15/31	3,000	2,322
Vistra Operations Co. LLC
3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	6,895	6,181
4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	7,497	6,540
		30,055
Total Corporate Bonds (Cost $1,066,844)		923,800

Yankee Dollars (5.8%)
Communication Services (0.3%):
Rogers Communications, Inc.
3.80%, 3/15/32, Callable 12/15/31 @ 100 (b)	5,000	4,253
4.55%, 3/15/52, Callable 9/15/51 @ 100 (b)	4,500	3,476
		7,729
Consumer Discretionary (0.5%):
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	2,000	1,778
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (b)	5,000	2,996
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)(l)	6,077	5,184
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100 (b)(h)	4,000	3,080
Sands China Ltd., 3.75%, 8/8/31, Callable 5/8/31 @ 100 (h)	2,000	1,312
		14,350
Consumer Staples (0.1%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (b)	3,000	2,257

Energy (0.7%):
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a)(e)	13,000	12,196
4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100 (a)(e)	10,000	8,349
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (b)	1,000	901
		21,446
Financials (2.1%):
Banco Santander SA, 2.96%, 3/25/31 (h)	3,000	2,224
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100 (a)	3,000	2,192
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100 (a)	5,000	3,542
BNP Paribas, 2.87% (SOFR+1bps), 4/19/32, Callable 4/19/31 @ 100 (a)(b)	3,000	2,224
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	4,000	2,915
Credit Suisse Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100 (a)(b)	4,000	3,375
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	4,000	2,745
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (a)	15,250	10,467
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100 (a)	4,500	4,503
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (b)	8,000	4,333
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	3,500	2,992

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	$3,000	$2,126
Mizuho Financial Group, Inc., 2.56%, 9/13/31	3,000	2,159
Nationwide Building Society, 4.00%, 9/14/26 (b)	2,118	1,888
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	3,000	2,544
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (a)	2,000	1,447
Societe Generale SA
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a)(b)	3,000	2,574
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a)(b)	3,000	1,785
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)(h)	3,000	2,566
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	2,000	1,659
		60,260
Health Care (0.1%):
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	1,500	1,106
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,337
		3,443
Industrials (1.1%):
Air Canada Pass Through Trust
3.88%, 3/15/23 (b)	4,704	4,590
4.13%, 5/15/25 (b)	10,409	9,271
3.75%, 12/15/27 (b)	4,264	3,701
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	3,000	2,646
Avolon Holdings Funding Ltd.
5.50%, 1/15/26, Callable 12/15/25 @ 100 (b)	3,000	2,759
3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,088
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100 (b)	5,000	4,352
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	1,825
		31,232
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	2,750	2,051

Materials (0.1%):
Freeport Indonesia PT, 5.32%, 4/14/32, Callable 1/1/32 @ 100 (b)	2,000	1,680
Teck Resources Ltd., 6.13%, 10/1/35	3,000	2,824
		4,504
Real Estate (0.3%):
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (b)	12,000	9,022

Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	2,371

Utilities (0.3%):
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(b)	9,108	9,065
Total Yankee Dollars (Cost $197,407)		167,730

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (2.7%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	$750	$573
City of Homewood AL, GO, Series B, 1.89%, 9/1/32, Continuously Callable @100	1,850	1,354
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	748
		2,675
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue
1.59%, 7/1/29	2,000	1,588
1.84%, 7/1/31, Continuously Callable @100	1,000	756
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	2,353
		4,697
California (0.0%):(i)
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100	675	476

Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	3,846

District of Columbia (0.1%):
District of Columbia Revenue
2.25%, 4/1/27	800	692
2.68%, 4/1/31	1,500	1,177
		1,869
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	1,903
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	777
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	5,000	3,525
		6,205
Illinois (0.1%):
Chicago O’Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	1,621
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	632
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,301
		3,554
Indiana (0.1%):
Indiana Finance Authority Revenue
Series B, 3.08%, 9/15/27	1,130	980
Series B, 3.18%, 9/15/28	1,000	852
		1,832
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	2,245	1,989
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,389
		3,378
Maryland (0.3%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,115
Series B, 4.15%, 6/1/28	2,390	2,179
Series B, 4.25%, 6/1/29	2,490	2,248
Series B, 4.35%, 6/1/30	1,330	1,191
Series B, 4.40%, 6/1/31	1,385	1,226
		8,959

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Massachusetts (0.0%):(i)
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29	$5	$4

New Jersey (0.4%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,404
Series A, 4.29%, 9/1/26	2,410	2,263
New Jersey Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	2,460
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	2,983
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	1,613
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26	450	403
		12,126
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%, 11/15/30	5,000	5,127
New York City IDA Revenue
2.68%, 3/1/33	1,000	760
2.34%, 1/1/35	1,000	669
2.44%, 1/1/36	1,250	815
New York State Dormitory Authority Revenue, 2.01%, 7/1/28	750	628
		7,999
Oklahoma (0.0%):(i)
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	918

Pennsylvania (0.3%):
City of Philadelphia PA Water & Wastewater Revenue
Series B, 1.73%, 11/1/28	1,000	812
Series B, 1.88%, 11/1/29	1,000	795
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	848
City of Pittsburgh PA, GO
Series B, 1.62%, 9/1/29	1,570	1,255
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	914
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29	1,855	1,584
Series B, 3.20%, 11/15/27	1,000	900
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	614
		7,722
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series C, 2.45%, 8/1/32, Continuously Callable @100	1,500	1,137

Texas (0.3%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	698
City of Houston TX Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	1,576
County of Bexar TX Revenue, 2.43%, 8/15/33, Continuously Callable @100	1,500	1,130
Dallas/Fort Worth International Airport Revenue, Series C, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,015
Harris County Cultural Education Facilities Finance Corp. Revenue
2.79%, 11/15/29	1,385	1,149
Series D, 2.30%, 7/1/35	500	331
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	774

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously Callable @100	$400	$308
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,226
		9,207
Total Municipal Bonds (Cost $92,053)		76,604

U.S. Government Agency Mortgages (3.5%)
Federal Home Loan Mortgage Corp.
5.50%, 4/1/36	40	41
5.00%, 10/1/52	5,218	5,034
		5,075
Federal National Mortgage Association
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,284	2,124
2.50%, 7/1/27 - 11/1/34	6,971	6,397
3.50%, 9/1/47 - 2/1/50	23,932	21,411
4.00%, 1/1/49 - 9/1/52	27,996	25,649
4.50%, 6/1/52 - 9/1/52	22,479	21,097
5.00%, 6/1/52	9,640	9,300
5.50%, 6/1/52	4,897	4,836
6.00%, 7/1/52	6,278	6,319
		97,133
		102,208
Total U.S. Government Agency Mortgages (Cost $114,838)		102,208

U.S. Treasury Obligations (16.5%)
U.S. Treasury Bonds
1.13%, 5/15/40	80,000	47,750
2.38%, 2/15/42	100,000	73,031
3.25%, 5/15/42	28,000	23,682
2.50%, 2/15/45	26,000	18,708
3.38%, 11/15/48	10,000	8,542
1.25%, 5/15/50	10,000	5,152
2.88%, 5/15/52	12,500	9,707
U.S. Treasury Notes
1.63%, 8/15/29	10,500	8,950
0.63%, 8/15/30	60,000	46,359
0.88%, 11/15/30	55,000	43,270
1.13%, 2/15/31	95,000	75,985
1.88%, 2/15/32	107,500	89,460
2.75%, 8/15/32	29,500	26,416
Total U.S. Treasury Obligations (Cost $576,369)		477,012

Commercial Paper (0.2%)(j)
Autonation, Inc., 3.67%, 11/1/22 (b)	4,000	3,999
Cslb Holdings, Inc., 3.54%, 11/3/22 (b)	1,300	1,300
Republic Services, Inc., 3.54%, 11/3/22	1,000	1,000
Total Commercial Paper (Cost $6,299)		6,299

Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07% (k)	712,347	712
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (k)	26,518,750	26,519
Total Collateral for Securities Loaned (Cost $27,231)		27,231
Total Investments (Cost $3,312,021) — 100.3%		2,895,771
Liabilities in excess of other assets — (0.3)%		(7,982)
NET ASSETS - 100.00%		$2,887,789

At October 31, 2022, the Fund’s investments in foreign securities were 11.8% of net assets.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2022.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $1,302,713 thousands and amounted to 45.1% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2022.
(d)	Security is interest only.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rounds to less than $1 thousand.
(g)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h)	All or a portion of this security is on loan.
(i)	Amount represents less than 0.05% of net assets.
(j)	Rate represents the effective yield at October 31, 2022.
(k)	Rate disclosed is the daily yield on October 31, 2022.
(l)	Coupon may be 7.13% PIK.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
H15T10Y— 10 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR30A—30-day average of SOFR, rate disclosed as of October 31, 2022.
SOFR01M—1 Month SOFR, rate disclosed as of October 31, 2022.
SOFR03M—3 Month SOFR, rate disclosed as of October 31, 2022.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of October 31, 2022.
TSFR3M—3 month Term SOFR, rate disclosed as of October 31, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2022.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	585	12/20/22	$67,644,398	$64,697,344	$(2,947,054)
30-Year U.S. Treasury Bond Futures	700	12/20/22	94,047,454	84,350,000	(9,697,454)
5-Year U.S. Treasury Note Futures	20	12/30/22	$2,216,845	$2,131,875	$(84,970)
					$(12,729,478)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(12,729,478)
	Total net unrealized appreciation (depreciation)				$(12,729,478)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (4.3%)
Financials (4.3%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank), 3.77%, 11/1/27 (a)	$18,255	$18,255
Carol Allen Family Liquidity Trust (LOC - Comerica Bank, N.A.), 4.53%, 3/1/48, Callable 12/12/22 @ 100 (a)	25,000	25,000
NLS Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 3.91%, 12/1/39, Callable 12/12/22 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 3.91%, 11/1/39, Callable 12/12/22 @ 100 (a)	9,280	9,280
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh), 3.85%, 1/1/32 (a)	8,955	8,955
The Dennis Wesley Co., Inc. (LOC - Federal Home Loan Bank of Indianapolis), 3.85%, 11/15/39, Callable 12/12/22 @ 100 (a)	10,125	10,125
		82,875
Total Corporate Bonds (Cost $82,875)		82,875

Municipal Bonds (1.1%)
Arizona (1.1%):
Yavapai County IDA Revenue (LOC - Bank of Nova Scotia), 3.50%, 9/1/35, Continuously Callable @100(a)	20,000	20,000
Total Municipal Bonds (Cost $20,000)		20,000

U.S. Treasury Obligations (5.2%)
U.S. Treasury Notes, 4.16% (USBMMY3M+5bps), 1/31/23 (b)	100,000	100,049
Total U.S. Treasury Obligations (Cost $100,049)		100,049

Commercial Paper (70.6%)(c)
Ameren Corp.
3.56%, 11/1/22	20,000	20,000
1.75%, 11/2/22	20,000	19,998
American Honda Finance
2.00%, 11/3/22	20,000	19,997
3.08%, 11/8/22	20,000	19,986
AT&T, Inc.
2.43%, 11/3/22 (d)	10,000	9,998
3.56%, 11/9/22 (d)	40,000	39,964
Automatic Data Processing, Inc., 3.05%, 11/1/22 (d)	90,000	90,000
Aviation Capital Group LLC, 3.85%, 11/1/22 (d)	90,000	90,000
Barton Capital Corp., 3.97%, 1/3/23 (d)	20,000	19,860
CenterPoint Energy Resources, 3.40%, 11/1/22 (d)	90,000	90,000
Corporate Asset Funding Co. LLC, 4.84%, 3/2/23 (d)	20,000	19,677
Crown Point Capital Co. LLC
2.11%, 11/1/22 (d)	20,000	20,000
2.85%, 11/16/22 (d)	20,000	19,975
Dairy Farmers of America, 3.50%, 11/1/22 (d)	40,000	40,000
Duke Energy Corp.
3.40%, 11/1/22 (d)	25,000	25,000
3.52%, 11/7/22 (d)	40,000	39,973
Enbridge U.S., Inc., 2.40%, 11/3/22 (d)	10,000	9,998
Energy Transfer LP, 3.70%, 11/1/22	70,000	70,000
Evergy Kansas Central
3.35%, 11/7/22 (d)	40,000	39,974
3.44%, 11/8/22 (d)	20,000	19,985
Fairway Finance Corp., 1.71%, 11/7/22 (d)	20,000	19,993
Gotham Funding Corp., 2.86%, 11/1/22 (d)	15,000	15,000
Hannover Funding Co. LLC
2.96%, 12/2/22 (d)	20,000	19,948

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.24%, 1/20/23 (d)	$20,000	$19,811
Harley-Davidson, Inc.
3.56%, 11/7/22 (d)	20,000	19,986
3.50%, 11/8/22 (d)	20,000	19,985
Jabil, Inc., 3.87%, 11/1/22 (d)	90,000	90,000
LMA-Americas LLC
2.97%, 12/2/22 (d)	20,000	19,947
5.17%, 4/24/23 (d)	20,000	19,510
Nieuw Amsterdam Receivables Corp., 4.05%, 1/17/23 (d)	20,000	19,826
Nutrien Ltd.
2.37%, 11/3/22 (d)	20,000	19,996
3.68%, 11/30/22 (d)	40,000	39,878
Ovintiv, Inc.
4.17%, 11/1/22	15,000	15,000
2.93%, 11/3/22	50,000	49,988
Pacificorp, 3.30%, 11/1/22	70,000	70,000
Ridgefield Funding Co. LLC, 1.71%, 11/7/22 (d)	20,000	19,993
Sheffield Receivables, 2.58%, 11/9/22 (d)	20,000	19,987
Verizon Communications, 3.00%, 11/7/22 (d)	20,000	19,988
Victory Receivables Corp.
1.93%, 11/3/22 (d)	20,000	19,997
2.54%, 11/8/22 (d)	20,000	19,988
Vw Credit, Inc.
2.33%, 11/3/22 (d)	40,000	39,992
3.35%, 11/7/22 (d)	30,000	29,981
Total Commercial Paper (Cost $1,353,179)		1,353,179

Certificates of Deposit (18.5%)
Bank of Montreal Chicago, 3.30%(SOFR+25bps), 2/24/23 (b)	20,000	20,000
Bank of Nova Scotia, 3.30%(SOFR+25bps), 2/28/23 (b)	20,000	20,000
Barclays Bank PLC, 3.34%(SOFR+29bps), 2/9/23 (b)	20,000	20,000
Canadian Imperial Bank of Commerce, 3.30%(SOFR+25bps), 2/10/23 (b)	20,000	20,000
Citibank NA, 4.99%, 9/25/23	20,000	20,000
Citigroup, Inc., 3.65%, 3/7/23	20,000	20,000
Goldman Sachs Bank USA
3.30%, 11/25/22 (SOFR+25bps) (b)	25,000	25,000
3.32%, 1/20/23 (SOFR+27bps) (b)	25,000	25,000
3.35%, 2/17/23 (SOFR+30bps) (b)	25,000	25,000
Lloyds Bank Corporate Markets PLC, 3.30%(SOFR+25bps), 1/12/23 (b)	20,000	20,000
MUFG Bank Ltd., 3.33%(SOFR+28bps), 1/24/23 (b)	20,000	20,000
Natixis SA, 3.27%(SOFR+22bps), 12/1/22 (b)	20,000	20,000
Standard Chartered BK, 3.30%(SOFR+25bps), 1/31/23 (b)	20,000	20,000
Sumitomo Mitsui Banking Corp., 3.33%(SOFR+28bps), 2/1/23 (b)	20,000	20,000
Svenska Handelsbanken, 3.29%(SOFR+24bps), 2/15/23 (b)	20,000	20,000
Toronto Dominion Bank
3.26%, 2/1/23 (SOFR+23bps) (b)	20,000	20,000
4.90%, 9/22/23	20,000	20,000
Total Certificates of Deposit (Cost $355,000)		355,000

Total Investments (Cost $1,911,103) — 99.7%		1,911,103
Other assets in excess of liabilities — 0.3%		5,574
NET ASSETS - 100.00%		$1,916,677

At October 31, 2022, the Fund’s investments in foreign securities were 18.7% of net assets.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2022.
(c)	Rate represents the effective yield at October 31, 2022.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $1,068,210 thousands and amounted to 55.7% of net assets.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA—Industrial Development Authority
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Australia (0.2%):
Health Care (0.2%):
Opthea Ltd., ADR (a)(b)	305,881	$1,493

Belgium (0.0%):(c)
Health Care (0.0%):
UCB SA	3,282	247

Brazil (0.0%):(c)
Health Care (0.0%):
Hapvida Participacoes E Investimentos SA (d)	70,048	106

Cayman Islands (0.3%):
Health Care (0.3%):
Theravance Biopharma, Inc. (a)	285,815	2,849

China (0.0%):(c)
Health Care (0.0%):
Everest Medicines Ltd. (a)(d)	27,500	22
InnoCare Pharma Ltd. (a)(d)	26,000	30
Zai Lab Ltd. (a)	18,300	42
		94
Denmark (0.0%):(c)
Health Care (0.0%):
Ascendis Pharma A/S, ADR (a)(e)	999	115
Genmab A/S (a)	383	147
		262
Finland (0.4%):
Information Technology (0.4%):
Nokia Oyj, ADR	937,911	4,127

Hong Kong (0.0%):(c)
Health Care (0.0%):
CSPC Pharmaceutical Group Ltd.	58,000	60

Ireland (1.6%):
Health Care (1.6%):
Alkermes PLC (a)	6,479	147
Horizon Therapeutics PLC (a)	1,684	105
Jazz Pharmaceuticals PLC (a)	103,167	14,834
Prothena Corp. PLC (a)	1,329	82
		15,168
Israel (1.2%):
Information Technology (1.2%):
Mobileye Global, Inc. Class A (a)(e)	3,400	89
Monday.com Ltd. (a)(e)	59,406	6,353
Wix.com Ltd. (a)	59,665	5,018
		11,460

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Italy (0.0%):(c)
Health Care (0.0%):
DiaSorin SpA	1,273	$166

Japan (0.8%):
Health Care (0.5%):
Astellas Pharma, Inc.	4,900	67
Chugai Pharmaceutical Co. Ltd.	6,500	151
Daiichi Sankyo Co. Ltd.	12,150	389
Eisai Co. Ltd.	3,365	203
Hoya Corp.	43,500	4,044
Ono Pharmaceutical Co. Ltd.	6,030	142
		4,996
Information Technology (0.3%):
Rohm Co. Ltd.	36,800	2,586
		7,582
Netherlands (0.4%):
Health Care (0.4%):
Argenx SE, ADR (a)	314	122
Koninklijke Philips NV	6,452	82
Merus NV (a)(e)	169,634	3,477
		3,681
Singapore (0.6%):
Information Technology (0.6%):
Flex Ltd. (a)	308,107	6,033

Switzerland (0.0%):(c)
Health Care (0.0%):
Novartis AG Registered Shares	4,108	332
Tecan Group AG Class R	304	112
		444
Taiwan (0.6%):
Information Technology (0.6%):
ASPEED Technology, Inc.	22,500	1,167
Hon Hai Precision Industry Co. Ltd.	854,000	2,713
Silicon Motion Technology Corp., ADR	42,251	2,260
		6,140
United Kingdom (0.5%):
Consumer Discretionary (0.4%):
Trainline PLC (a)(d)	860,271	3,274

Health Care (0.1%):
Abcam PLC (a)	9,968	154
AstraZeneca PLC, ADR	6,721	395
Genus PLC	4,642	136
GSK PLC	9,081	149
Hikma Pharmaceuticals PLC	5,874	84
Immunocore Holdings PLC, ADR (a)	1,222	70
Smith & Nephew PLC	11,895	140
Verona Pharma PLC, ADR (a)	5,604	72
		1,200
		4,474

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United States (90.3%):
Communication Services (6.5%):
Alphabet, Inc. Class A (a)	166,335	$15,720
Bandwidth, Inc. Class A (a)	136,603	1,621
Cargurus, Inc. (a)	116,751	1,700
Match Group, Inc. (a)	73,189	3,162
Meta Platforms, Inc. Class A (a)	150,306	14,003
Netflix, Inc. (a)	25,634	7,482
Snap, Inc. Class A (a)	384,676	3,812
Take-Two Interactive Software, Inc. (a)	76,895	9,111
ZoomInfo Technologies, Inc. (a)	143,599	6,394
		63,005
Consumer Discretionary (6.4%):
2U, Inc. (a)	590,210	3,653
Airbnb, Inc. Class A (a)	24,146	2,581
Amazon.com, Inc. (a)	465,577	47,694
Booking Holdings, Inc. (a)	3,107	5,809
Etsy, Inc. (a)	13,474	1,265
Peloton Interactive, Inc. Class A (a)(e)	194,531	1,634
		62,636
Financials (1.9%):
DA32 Life Science Tech Acquisition Corp. Class A (a)(e)	875,942	8,558
Omega Alpha SPAC Class A (a)	340,511	3,405
Orion Acquisition Corp. (a)	2,632	27
Panacea Acquisition Corp. II (a)(e)	701,744	6,898
		18,888
Health Care (22.0%):
Abbott Laboratories	2,900	287
ABIOMED, Inc. (a)	550	139
Aclaris Therapeutics, Inc. (a)	4,265	67
AdaptHealth Corp. (a)	3,736	85
Addus HomeCare Corp. (a)	1,447	148
Agilent Technologies, Inc.	49,786	6,888
Agilon Health, Inc. (a)	6,881	137
Agios Pharmaceuticals, Inc. (a)	100,633	2,771
Aldeyra Therapeutics, Inc. (a)	173,283	946
Align Technology, Inc. (a)	781	152
Alnylam Pharmaceuticals, Inc. (a)	675	140
Amedisys, Inc. (a)	998	97
Amicus Therapeutics, Inc. (a)	299,420	2,994
Apellis Pharmaceuticals, Inc. (a)	74,746	4,521
Arcutis Biotherapeutics, Inc. (a)	66,449	1,175
Ardelyx, Inc. (a)(e)	738,059	1,107
Athenex, Inc. (a)	4,791,773	920
Avantor, Inc. (a)	5,579	113
Baxter International, Inc.	5,033	274
Becton Dickinson & Co.	2,237	528
BioCryst Pharmaceuticals, Inc. (a)	530,585	7,083
Bio-Techne Corp.	376	111
Blueprint Medicines Corp. (a)	790	41
Boston Scientific Corp. (a)	15,484	668
Bridgebio Pharma, Inc. (a)	362,481	3,781
Bristol-Myers Squibb Co.	14,274	1,106
Cara Therapeutics, Inc. (a)	315,209	2,963
Celldex Therapeutics, Inc. (a)	2,733	96
Centene Corp. (a)	8,037	684
Chinook Therapeutics, Inc. (a)	159,170	3,462
Crinetics Pharmaceuticals, Inc. (a)	256,608	4,737
CryoPort, Inc. (a)	177,616	4,931
Cullinan Oncology, Inc. (a)	108,665	1,428
Cytokinetics, Inc. (a)	141,161	6,163
Danaher Corp.	4,807	1,210

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dexcom, Inc. (a)	3,947	$477
Edwards Lifesciences Corp. (a)	6,655	482
Elanco Animal Health, Inc. (a)	3,433	45
Eli Lilly & Co.	5,674	2,054
Encompass Health Corp.	3,712	202
Equillium, Inc. (a)	970,625	1,805
Exact Sciences Corp. (a)	3,605	125
Fate Therapeutics, Inc. (a)	157,744	3,300
FibroGen, Inc. (a)	116,974	1,904
Foghorn Therapeutics, Inc. (a)(e)	97,048	848
Glaukos Corp. (a)	3,173	178
Gossamer Bio, Inc. (a)	126,052	1,399
HCA Healthcare, Inc.	2,364	514
Hologic, Inc. (a)	3,403	231
Humana, Inc.	2,282	1,274
IGM Biosciences, Inc. (a)(e)	180,661	3,613
Illumina, Inc. (a)	1,594	365
ImmunoGen, Inc. (a)	6,223	37
Inari Medical, Inc. (a)	2,153	166
Inhibrx, Inc. (a)	197,620	6,359
Insmed, Inc. (a)	63,992	1,108
Insulet Corp. (a)	1,209	313
Intra-Cellular Therapies, Inc. (a)	46,869	2,141
Iovance Biotherapeutics, Inc. (a)	258,798	2,417
Ironwood Pharmaceuticals, Inc. (a)	12,156	133
Karuna Therapeutics, Inc. (a)	610	134
Kezar Life Sciences, Inc. (a)	800,878	6,019
Kiniksa Pharmaceuticals Ltd. Class A (a)	135,603	1,549
Kinnate Biopharma, Inc. (a)(e)	302,008	2,546
Krystal Biotech, Inc. (a)	64,816	4,958
Kura Oncology, Inc. (a)	218,010	3,384
Laboratory Corp. of America Holdings	1,127	250
Merck & Co., Inc.	5,060	512
Mirati Therapeutics, Inc. (a)	1,029	69
Mirum Pharmaceuticals, Inc. (a)	189,241	4,267
Moderna, Inc. (a)	1,044	157
Molina Healthcare, Inc. (a)	1,275	458
NanoString Technologies, Inc. (a)	7,477	78
NeoGenomics, Inc. (a)	5,306	40
Nuvalent, Inc. Class A (a)(e)	168,166	6,005
Owens & Minor, Inc.	4,137	70
Pfizer, Inc.	34,938	1,626
PMV Pharmaceuticals, Inc. (a)	118,401	1,458
PTC Therapeutics, Inc. (a)	34,583	1,308
QuidelOrtho Corp. (a)	1,008	91
Regeneron Pharmaceuticals, Inc. (a)	412	308
Regulus Therapeutics, Inc. (a)(e)	627,009	972
Relay Therapeutics, Inc. (a)	168,288	3,739
Repligen Corp. (a)	17,831	3,254
Revance Therapeutics, Inc. (a)	87,215	1,946
REVOLUTION Medicines, Inc. (a)	65,667	1,330
Sage Therapeutics, Inc. (a)	2,061	78
Sarepta Therapeutics, Inc. (a)	63,836	7,279
Seagen, Inc. (a)	1,038	132
SpringWorks Therapeutics, Inc. (a)	198,614	4,769
Stryker Corp.	2,964	679
Syndax Pharmaceuticals, Inc. (a)	3,015	69
Syneos Health, Inc. (a)	5,857	295
Teleflex, Inc.	998	214
Twist Bioscience Corp. (a)	64,870	2,130
Ultragenyx Pharmaceutical, Inc. (a)	1,035	42

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	5,168	$2,869
Vaxcyte, Inc. (a)	111,771	4,874
Veeva Systems, Inc. Class A (a)	34,354	5,769
Veracyte, Inc. (a)	4,376	88
Vertex Pharmaceuticals, Inc. (a)	140,174	43,734
Waters Corp. (a)	699	209
Y-mAbs Therapeutics, Inc. (a)	87,651	316
Zentalis Pharmaceuticals, Inc. (a)	1,781	45
Zoetis, Inc.	4,806	725
		214,287
Industrials (0.6%):
Enovix Corp. (a)(e)	315,475	5,953

Information Technology (52.9%):
Advanced Micro Devices, Inc. (a)	101,803	6,114
Ambarella, Inc. (a)	142,428	7,795
Applied Materials, Inc.	117,336	10,360
AppLovin Corp. Class A (a)(e)	175,213	2,972
Arista Networks, Inc. (a)	46,886	5,667
Backblaze, Inc. Class A (a)(e)	138,339	649
Block, Inc. (a)	74,007	4,446
Ceridian HCM Holding, Inc. (a)	101,700	6,732
Datadog, Inc. Class A (a)	56,437	4,544
Domo, Inc. Class B (a)	214,395	3,788
Dropbox, Inc. Class A (a)	494,197	10,749
Dynatrace, Inc. (a)	164,453	5,795
F5, Inc. (a)	32,006	4,574
Fair Isaac Corp. (a)	24,974	11,959
Five9, Inc. (a)	16,357	986
FleetCor Technologies, Inc. (a)	20,285	3,775
Genpact Ltd.	121,069	5,872
Gitlab, Inc. Class A (a)	95,617	4,634
Global Payments, Inc.	73,502	8,398
GoDaddy, Inc. Class A (a)	182,156	14,645
Guidewire Software, Inc. (a)	33,139	1,969
Harmonic, Inc. (a)	444,126	6,862
HashiCorp., Inc. Class A (a)	82,787	2,544
HubSpot, Inc. (a)	2,966	880
Impinj, Inc. (a)	213,423	24,465
KLA Corp.	18,965	6,001
Lam Research Corp.	23,788	9,629
Lattice Semiconductor Corp. (a)	278,277	13,499
MACOM Technology Solutions Holdings, Inc. (a)	482,511	27,923
Marvell Technology, Inc.	305,201	12,110
MaxLinear, Inc. (a)	173,392	5,354
Micron Technology, Inc.	88,859	4,807
Microsoft Corp.	376,003	87,282
MongoDB, Inc. (a)	22,991	4,208
Monolithic Power Systems, Inc.	35,081	11,908
NVIDIA Corp.	62,036	8,373
Okta, Inc. (a)	17,912	1,005
ON Semiconductor Corp. (a)	206,214	12,668
Palo Alto Networks, Inc. (a)	23,236	3,987
Paycom Software, Inc. (a)	46,342	16,034
PayPal Holdings, Inc. (a)	44,738	3,739
Qualtrics International, Inc. Class A (a)	98,912	1,184
Rapid7, Inc. (a)	19,312	874
RingCentral, Inc. Class A (a)	107,703	3,826
Salesforce, Inc. (a)	44,624	7,255
Semtech Corp. (a)	151,853	4,205
SentinelOne, Inc. Class A (a)	41,816	955

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ServiceNow, Inc. (a)	47,774	$20,100
Shift4 Payments, Inc. Class A (a)	104,162	4,788
Snowflake, Inc. Class A (a)	13,255	2,125
Sprout Social, Inc. Class A (a)	125,933	7,598
Texas Instruments, Inc.	82,910	13,318
Twilio, Inc. Class A (a)	80,820	6,011
UiPath, Inc. Class A (a)	72,038	911
Varonis Systems, Inc. (a)	477,405	12,780
VeriSign, Inc. (a)	12,439	2,493
Visa, Inc. Class A	116,462	24,126
WEX, Inc. (a)	27,369	4,492
Wolfspeed, Inc. (a)	44,455	3,501
Workday, Inc. Class A (a)	29,308	4,567
		514,810
		879,579
Total Common Stocks (Cost $796,100)		943,965

Rights (0.0%)(c)
United States (0.0%):
Health Care (0.0%):
Contra Clementia Pharmaceuticals Expires 12/31/99 (a)(b)(f)	14,251	—
Total Rights (Cost $19)		—

Warrants (0.0%)(c)
United States (0.0%):
Health Care (0.0%):
Athenex, Inc. (a)(b)	5,153,482	—
Nuvation Bio, Inc. (a)	163,420	25
Regulus Therapeutics, Inc. (a)(b)(g)(h)	470,257	—
		25
Total Warrants (Cost $639)		25

Collateral for Securities Loaned (2.2%)^
United States (2.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07% (i)	623,881	624
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (i)	20,756,683	20,757
Total Collateral for Securities Loaned (Cost $21,381)		21,381

Total Investments (Cost $818,139) — 99.1%		965,371
Other assets in excess of liabilities — 0.9%		8,876
NET ASSETS - 100.00%		$974,247

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At October 31, 2022, illiquid securities were 0.2% of the Fund’s net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $3,432 thousands and amounted to 0.4% of net assets.
(e)	All or a portion of this security is on loan.
(f)	Security was fair valued based using significant unobservable inputs as of October 31, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(g)	Restricted security that is not registered under the Securities Act of 1933.
(h)	The following table details the acquisition date and cost of the Fund’s restricted securities at October 31, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$588

(i)	Rate disclosed is the daily yield on October 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (31.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$5,500	$4,622
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 4/12/23 @ 100 (a)	1,475	1,466
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 7/13/23 @ 100 (a)	1,744	1,727
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 6/12/23 @ 100 (a)	429	426
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25, Callable 4/12/23 @ 100 (a)	5,375	5,332
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38 (a)	2,000	1,617
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38 (a)	2,000	1,611
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (a)	1,200	958
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	2,162	1,936
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 6/20/25 @ 100 (a)	2,064	1,954
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 4/20/26 @ 100 (a)	1,400	1,379
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100 (a)	2,000	1,954
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 6/15/24 @ 100 (a)	2,650	2,375
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 1/15/23 @ 100 (a)	5,000	4,985
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 8/15/24 @ 100 (a)	2,000	1,956
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	1,524	1,447
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	2,223	2,216
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 1/15/23 @ 100 (a)	1,470	1,462
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 6/15/24 @ 100 (a)	2,550	2,364
Atalaya Equipment Leasing Trust, Series 2022-1A, Class B, 2.08%, 2/15/27, Callable 8/15/24 @ 100 (a)	2,467	2,279
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 9/20/23 @ 100 (a)	2,000	1,967
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 3/20/23 @ 100 (a)	4,288	4,265
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 8/20/25 @ 100 (a)	4,000	3,605
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.73%, 9/20/24, Callable 9/20/23 @ 100 (a)	2,500	2,446
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 3/20/25 @ 100 (a)	5,000	4,637
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 9/20/24 @ 100 (a)	3,300	3,160
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 3.70%, 9/20/24, Callable 9/20/23 @ 100 (a)	4,000	3,941
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 7/15/23 @ 100 (a)	6,501	6,452
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,400	1,371
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 7/15/23 @ 100 (a)	3,300	3,234

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 10/19/23 @ 100 (a)	$2,000	$1,935
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 10/19/23 @ 100 (a)	2,405	2,333
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 12/19/24 @ 100 (a)	3,594	3,168
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 1/19/23 @ 100 (a)	1,000	994
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	9,200	8,616
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	1,806	1,729
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 7/15/24 @ 100	3,188	3,049
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100	5,163	5,000
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	1,912
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 7/15/24 @ 100	3,270	3,130
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 8/15/25 @ 100	4,719	4,074
CarMax Auto Owner Trust, Series 2022-A3, Class A3, 3.49%, 2/16/27, Callable 3/15/25 @ 100	2,000	1,934
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 4/15/24 @ 100	3,127	3,042
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 3/15/23 @ 100 (a)	1,094	1,084
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 11/15/22 @ 100 (a)	14	14
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	3,887	3,606
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100 (a)	1,897	1,608
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 4/10/25 @ 100	2,569	2,474
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 4/10/25 @ 100	1,063	996
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 11/10/25 @ 100	955	895
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 4/10/25 @ 100	881	827
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 8/8/25 @ 100	1,318	1,096
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 4/10/26 @ 100	1,750	1,673
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 12/10/25 @ 100	3,760	3,491
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 3/10/26 @ 100	3,500	3,168
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 9/10/25 @ 100	1,250	1,117
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 8/15/23 @ 100 (a)	1,454	1,439
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 10/10/25 @ 100	701	645
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25, Callable 9/15/23 @ 100 (a)	3,000	2,961
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 3/10/26 @ 100	1,406	1,303

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 4/10/25 @ 100	$812	$756
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 5/14/23 @ 100 (a)	3,500	3,452
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 11/14/22 @ 100 (a)	2,044	2,033
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 11/14/22 @ 100 (a)	875	857
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,874	2,464
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 8/25/23 @ 100 (a)	1,329	1,304
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 8/25/23 @ 100 (a)	518	509
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 11/15/22 @ 100 (a)	13	13
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33, Callable 11/15/23 @ 100 (a)	1,677	1,626
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 11/15/22 @ 100 (a)	6,000	5,997
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 2/15/26 @ 100	1,000	951
College Loan Corp. Trust, Series 2005-2, Class B, 4.57% (LIBOR03M+49bps), 1/15/37, Callable 10/15/28 @ 100 (b)	876	813
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	5,000	4,954
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 12/15/22 @ 100 (a)	490	484
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 5/15/23 @ 100 (a)	5,884	5,864
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 9/15/23 @ 100.25 (a)	1,350	1,300
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 5/15/25 @ 100 (a)	3,930	3,862
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 1/15/25 @ 100 (a)	2,000	2,000
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 4/15/23 @ 100 (a)	5,000	4,990
CPS Auto Receivables Trust, Series 2021-C, Class B, 0.84%, 7/15/25, Callable 5/15/23 @ 100 (a)	4,572	4,511
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88%, 8/15/28, Callable 9/15/24 @ 100 (a)	2,000	1,911
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 5/15/23 @ 100 (a)	2,059	2,035
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 3/15/23 @ 100 (a)	6,157	6,126
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 7/15/23 @ 100 (a)	4,000	3,883
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100 (a)	3,000	2,667
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 7/15/24 @ 100 (a)	2,000	1,901
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 2/15/25 @ 100 (a)	640	577
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 12/15/24 @ 100 (a)	667	619
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 11/15/25 @ 100 (a)	1,000	959
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 9/15/24 @ 100 (a)	1,000	913

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.45%, 2/15/33 (a)	$1,000	$998
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class C, 3.06%, 3/15/29, Callable 4/15/23 @ 100 (a)	2,625	2,582
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 7/15/24 @ 100 (a)	1,455	1,367
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100 (a)	1,000	874
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 4/20/23 @ 100 (a)	281	278
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 10/20/23 @ 100 (a)	1,350	1,302
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (a)	2,188	2,029
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 5/22/23 @ 100 (a)	3,000	2,925
Dell Equipment Finance Trust, Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @ 100 (a)	1,550	1,471
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 5/22/23 @ 100 (a)	4,000	3,909
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 11/22/22 @ 100 (a)	75	75
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 11/22/22 @ 100 (a)	775	774
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	2,125	2,079
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 5/22/23 @ 100 (a)	559	552
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.35%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,000	2,423
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,333	2,709
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	3,273	2,727
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 4/20/25 @ 100 (a)	1,480	1,383
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 4/20/25 @ 100 (a)	854	798
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 4/20/25 @ 100 (a)	3,000	2,873
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	4,423	4,112
Donlen Fleet Lease Funding LLC, Series 2, Class C, 1.20%, 12/11/34 (a)	5,000	4,604
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 11/15/22 @ 100	550	547
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 11/15/23 @ 100	3,542	3,429
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 1/15/23 @ 100	1,175	1,171
DT Auto Owner Trust, Series 2022-2A, Class B, 4.22%, 1/15/27, Callable 5/15/24 @ 100 (a)	2,000	1,920
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 10/15/23 @ 100 (a)	5,350	5,139
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 6/15/25 @ 100 (a)	2,000	1,846
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 1/15/23 @ 100 (a)	708	706
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 5/15/24 @ 100 (a)	3,125	2,907

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 8/15/23 @ 100 (a)	$635	$621
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 10/15/23 @ 100 (a)	713	673
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 12/15/23 @ 100 (a)	1,538	1,425
Encina Equipment Finance LLC, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 1/15/26 @ 100 (a)	1,000	958
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/23 @ 100 (a)	846	791
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 12/20/25 @ 100 (a)	2,000	1,964
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 4/20/24 @ 100 (a)	1,720	1,660
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24, Callable 11/20/22 @ 100 (a)	412	412
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 4/20/25 @ 100 (a)	1,500	1,453
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 4/20/23 @ 100 (a)	2,050	2,004
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	3,500	3,222
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	2,000	1,948
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	3,000	2,923
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 7/15/23 @ 100	1,601	1,581
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 2/15/24 @ 100 (a)	3,937	3,846
Exeter Automobile Receivables Trust, Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 11/15/25 @ 100	1,000	993
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/22 @ 100 (a)	624	623
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65%, 10/15/26, Callable 1/15/24 @ 100	2,000	1,927
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 1/15/24 @ 100	3,000	2,836
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 3/15/23 @ 100 (a)	474	472
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 4/15/23 @ 100 (a)	1,450	1,437
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 5/15/23 @ 100 (a)	4,039	4,011
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 6/15/23 @ 100 (a)	5,657	5,615
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	3,900	3,900
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	2,308	1,973
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	989	868
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/38 (a)	3,000	2,463
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000	878
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,750	1,491
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/38 (a)	3,000	2,506
Flagship Credit Auto Trust, Series 2022-2, Class B, 4.76%, 5/17/27, Callable 3/15/25 @ 100 (a)	2,000	1,904
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/24 @ 100 (a)	5,000	4,919
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 10/15/24 @ 100 (a)	2,765	2,492

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 7/15/24 @ 100 (a)	$3,300	$3,028
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 6/15/23 @ 100 (a)	3,750	3,685
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 5/15/24 @ 100 (a)	2,700	2,527
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 8/15/23 @ 100 (a)	3,100	3,002
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 4/15/24 @ 100 (a)	3,000	2,886
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	5,000	4,271
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 6/15/23 @ 100	1,250	1,212
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 9/15/24 @ 100	1,286	1,248
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,452
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	4,581
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	4,465
Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class B, 0.98%, 9/15/25	3,500	3,337
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 2/15/24 @ 100 (a)	1,325	1,230
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 9/15/23 @ 100 (a)	4,300	4,204
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/24 @ 100 (a)	2,000	1,863
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 4/15/24 @ 100 (a)	1,200	1,144
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 2/15/23 @ 100 (a)	896	889
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 9/15/23 @ 100 (a)	2,344	2,265
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.19%, 10/15/27, Callable 9/15/25 @ 100 (a)	2,500	2,426
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 1/15/24 @ 100 (a)	5,749	5,462
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38 (a)	1,500	1,287
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 2/15/24 @ 100 (a)	1,000	950
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 9/15/23 @ 100 (a)	1,781	1,741
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 8/15/23 @ 100 (a)	842	827
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 5/15/24 @ 100 (a)	3,611	3,372
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26, Callable 2/15/25 @ 100 (a)	2,000	1,930
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 9/15/23 @ 100 (a)	2,750	2,652
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 3/15/24 @ 100 (a)	1,250	1,217
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class D, 7.48%, 4/15/27, Callable 5/15/24 @ 100 (a)	1,560	1,546
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class B, 0.82%, 4/15/25, Callable 1/15/23 @ 100 (a)	845	841

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.77%, 9/15/25, Callable 6/15/23 @ 100 (a)	$5,000	$4,922
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26, Callable 3/15/24 @ 100 (a)	1,000	949
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 1/15/24 @ 100 (a)	3,043	2,895
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 1/20/23 @ 100	1,625	1,614
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,753
GM Financial Automobile Leasing Trust, Series 2022-2, Class B, 4.02%, 5/20/26, Callable 10/20/24 @ 100	1,250	1,203
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	2,000	1,967
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 12/16/22 @ 100	2,000	1,996
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 12/16/23 @ 100	1,500	1,452
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,146
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,660
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (a)	5,000	4,307
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	301	300
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26, Callable 12/15/23 @ 100 (a)	1,090	1,047
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000	906
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,700	2,379
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,250	1,991
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	2,000	1,936
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (a)	4,000	3,753
Hpefs Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 9/20/25 @ 100 (a)	1,200	1,149
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 11/20/23 @ 100 (a)	2,500	2,382
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 5/20/24 @ 100 (a)	3,843	3,596
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 12/20/22 @ 100 (a)	1,849	1,846
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (a)	2,719	2,494
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 1/20/23 @ 100 (a)	2,522	2,513
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (a)	3,400	3,371
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	4,700	4,385
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 2/20/23 @ 100 (a)	2,000	1,973
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 5/25/24 @ 100 (a)	1,230	1,183
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 12/25/23 @ 100 (a)	1,779	1,732

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 8/25/23 @ 100 (a)	$212	$208
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 12/25/23 @ 100 (a)	505	492
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 2/25/25 @ 100 (a)	1,776	1,663
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 12/25/23 @ 100 (a)	1,011	983
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/24 @ 100 (a)	1,116	1,070
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 5/25/24 @ 100 (a)	1,632	1,562
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/24 @ 100 (a)	3,280	3,161
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/24 @ 100 (a)	571	544
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 12/15/25 @ 100 (a)	2,000	1,861
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 6/15/23 @ 100 (a)	1,412	1,397
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 4/15/24 @ 100 (a)	3,000	2,841
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 7/15/25 @ 100 (a)	1,732	1,709
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 1/15/24 @ 100 (a)	1,396	1,358
LAD Auto Receivables Trust, Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 3/15/26 @ 100 (a)	2,000	1,957
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 8/15/24 @ 100 (a)	3,000	2,799
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 10/15/25 @ 100 (a)	1,600	1,551
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	833	823
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,346	1,247
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,742
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/21/24 (a)	2,125	2,095
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,151	3,837
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 12/14/24 @ 100 (a)	5,000	4,470
MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28 (a)	2,000	1,877
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 9/20/26 @ 100 (a)	1,259	1,104
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 9/20/26 @ 100 (a)	1,317	1,161
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 8/20/24 @ 100 (a)	3,634	3,497
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 8/20/23 @ 100 (a)	341	331
Nelnet Student Loan Trust, Series 2005-3, Class B, 3.88% (LIBOR03M+28bps), 9/22/37, Callable 12/22/22 @ 100 (b)	1,048	1,046
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,466	1,187
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	4,516	3,784
NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 9/15/23 @ 100 (a)	2,029	1,988
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 7/15/24 @ 100 (a)	4,000	3,776

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 4/15/26 @ 100 (a)	$1,000	$996
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29, Callable 11/15/26 @ 100 (a)	1,000	997
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47 (a)	1,592	1,489
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	3,693	3,288
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 1/10/25 @ 100 (a)	7,500	6,754
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 3/10/24 @ 100 (a)	3,245	3,115
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 9/10/24 @ 100 (a)	5,600	5,273
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 5/10/25 @ 100 (a)	8,100	7,202
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 4/10/25 @ 100 (a)	2,000	1,879
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 2/10/26 @ 100 (a)	900	820
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 7/15/25 @ 100 (a)	1,637	1,467
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 1/15/25 @ 100 (a)	1,858	1,769
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 8/15/23 @ 100 (a)	1,373	1,353
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 12/15/23 @ 100 (a)	930	891
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 11/15/22 @ 100 (a)	12	12
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 3/15/26 @ 100 (a)	1,000	978
Pawneee Equipment Receivables Series LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 10/15/26 @ 100 (a)	1,000	968
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 8/15/25 @ 100 (a)	1,000	973
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 11/15/25 @ 100 (a)	1,549	1,483
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable 12/15/25 @ 100 (a)	1,333	1,273
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 12/15/25 @ 100 (a)	912	856
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 4/15/23 @ 100 (a)	3,343	3,314
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 3/15/23 @ 100 (a)	5,000	4,944
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 1/15/23 @ 100 (a)	2,388	2,381
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/17/38 (a)	1,500	1,264
Progress Residential Trust, Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)	4,500	3,947
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38 (a)	6,850	5,895
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38 (a)	2,400	2,046
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	2,813	2,381
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 9/15/24 @ 100 (a)	1,896	1,888
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 9/15/24 @ 100 (a)	1,753	1,747

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 12/15/24 @ 100 (a)	$3,896	$3,766
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 9/15/24 @ 100 (a)	1,751	1,744
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 12/15/24 @ 100 (a)	3,117	3,010
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/24 @ 100 (a)	1,742	1,671
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/24 @ 100 (a)	440	422
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 2/15/24 @ 100 (a)	7,400	7,014
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 12/20/22 @ 100 (a)	5,500	5,477
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 7/20/24 @ 100 (a)	2,188	2,020
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100 (a)	1,750	1,622
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 1/20/24 @ 100 (a)	1,000	943
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 4/20/24 @ 100 (a)	5,000	4,654
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/25 @ 100 (a)	2,900	2,637
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 7/20/24 @ 100 (a)	2,000	1,906
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 5/20/24 @ 100 (a)	6,093	5,873
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100 (a)	3,824	3,524
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 4/25/23 @ 100 (a)	266	263
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 4/25/23 @ 100 (a)	380	376
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 2/20/24 @ 100 (a)	1,350	1,289
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 10/20/24 @ 100 (a)	2,788	2,625
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	880	845
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	505
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	4,955
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 3/20/23 @ 100 (a)	2,750	2,707
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	2,361	2,335
Tricolor Auto Securitization Trust, Series 2021-1A, Class B, 1.00%, 6/17/24, Callable 1/15/23 @ 100 (a)	4,250	4,211
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.74%, 4/15/24, Callable 12/15/22 @ 100 (a)	815	812
Tricon Residential Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39 (a)	1,000	911
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/22 @ 100 (a)	1,445	1,334
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 9/15/24 @ 100 (a)	3,000	2,808
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 6/15/24 @ 100 (a)	3,000	2,876

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	$6,500	$5,625
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 8/15/24 @ 100 (a)	1,750	1,629
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 3/20/24 @ 100 (a)	2,263	2,114
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 4/15/23 @ 100 (a)	2,901	2,882
Westlake Automobile Receivables Trust, Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 8/15/25 @ 100 (a)	2,000	2,006
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 1/15/25 @ 100 (a)	1,000	889
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 11/15/24 @ 100 (a)	800	764
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 6/15/25 @ 100 (a)	1,429	1,364
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	4,000	3,966
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	1,919	1,864
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 2/20/24 @ 100 (a)	3,250	3,078
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 12/15/22 @ 100	2,000	1,997
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 12/15/22 @ 100	4,000	3,995
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27	1,500	1,449
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 12/15/23 @ 100	5,750	5,515
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 12/15/24 @ 100	2,750	2,480
Total Asset-Backed Securities (Cost $777,171)		733,942

Collateralized Mortgage Obligations (7.1%)
American Money Management Corp., Series 2016-19A, Class AR, 5.22% (LIBOR03M+114bps), 10/16/28, Callable 1/15/23 @ 100 (a)(b)	341	338
Annisa CLO Ltd., Series 2016-2, Class AR, 5.34% (LIBOR03M+110bps), 7/20/31, Callable 1/20/23 @ 100 (a)(b)	3,000	2,918
BBCMS Mortgage Trust, Series 2020-BID, Class B, 5.95% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	4,901
BBCMS Mortgage Trust, Series 2020-BID, Class A, 5.55% (LIBOR01M+214bps), 10/15/37 (a)(b)	3,000	2,923
BPR Trust, Series 2022-OANA, Class B, 5.82% (TSFR1M+245bps), 4/15/37 (a)(b)	3,000	2,867
BPR Trust, Series 2021-TY, Class D, 5.76% (LIBOR01M+235bps), 9/15/38 (a)(b)	1,313	1,223
BPR Trust, Series 2021-TY, Class B, 4.56% (LIBOR01M+115bps), 9/15/38 (a)(b)	750	710
BPR Trust, Series 2021-TY, Class C, 5.11% (LIBOR01M+170bps), 9/15/38 (a)(b)	2,712	2,550
BPR Trust, Series 2021-TY, Class A, 4.46% (LIBOR01M+105bps), 9/15/38 (a)(b)	3,731	3,556
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 4.36% (LIBOR01M+85bps), 9/15/36 (a)(b)	2,500	2,343
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.86% (LIBOR01M+145bps), 10/15/36 (a)(b)	2,550	2,444
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	2,750	2,719
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	7,350

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3, 2.82%, 4/10/46, Callable 4/10/23 @ 100	$2,052	$2,038
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @ 100 (a)	1,000	881
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	14,610	13,762
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100 (a)	5,000	4,503
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	6,550	6,233
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.50%, 10/15/45, Callable 11/15/22 @ 100 (c)(d)	29,702	1
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100 (a)	5,620	5,130
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,366	3,178
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (a)	6,875	6,168
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/31 (a)	2,500	2,147
Extended Stay America Trust, Series 2021-ESH, Class A, 4.49% (LIBOR01M+108bps), 7/15/38 (a)(b)	1,952	1,877
Extended Stay America Trust, Series 2021-ESH, Class B, 4.79% (LIBOR01M+138bps), 7/15/38 (a)(b)	759	720
Extended Stay America Trust, Series 2021-ESH, Class C, 5.11% (LIBOR01M+170bps), 7/15/38 (a)(b)	2,440	2,317
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.50%, 12/25/49 (a)(c)	4,935	4,804
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	4,730	4,541
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	12,724
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100 (a)	2,000	1,828
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 1.51%, 11/10/45 (c)(d)	3,450	—	(e)
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	11,824	10,786
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	2,000	1,771
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/47, Callable 3/15/23 @ 100	2,000	1,983
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	1,132	1,102
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 3/15/23 @ 100 (c)	4,550	4,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	4,212	4,139
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 4.36% (LIBOR01M+95bps), 5/15/36 (a)(b)	2,000	1,951
Life Mortgage Trust, Series 2021-BMR, Class B, 4.29% (LIBOR01M+88bps), 3/15/38 (a)(b)	2,949	2,792
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 4.71% (LIBOR01M+130bps), 12/15/36 (a)(b)	3,846	3,648
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 3.78% (LIBOR03M+80bps), 2/20/28, Callable 11/20/22 @ 100 (a)(b)	1,564	1,546
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 5.14% (LIBOR03M+90bps), 4/20/29, Callable 1/20/23 @ 100 (a)(b)	853	838
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 4.33% (LIBOR03M+135bps), 2/20/28, Callable 11/20/22 @ 100 (a)(b)	4,600	4,455

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Race Point CLO Ltd., Series 2016-10A, Class A1R, 5.46% (LIBOR03M+110bps), 7/25/31, Callable 1/25/23 @ 100 (a)(b)	$4,437	$4,312
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 12/25/23 @ 100 (a)(c)	610	527
SREIT Trust, Series 2021-MFP2, Class B, 4.58% (LIBOR01M+117bps), 11/15/36 (a)(b)	2,000	1,887
SREIT Trust, Series 2021-MFP2, Class C, 4.78% (US0001M+137bps), 11/15/36 (a)(b)	2,000	1,877
Stratus CLO Ltd., Series 2021-3A, Class B, 5.79% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	1,643	1,551
Stratus CLO Ltd., Series 2021-3A, Class A, 5.19% (LIBOR03M+95bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	1,810	1,775
TTAN, Series 2021-MHC, Class C, 4.76% (LIBOR01M+140bps), 3/15/38 (a)(b)	2,963	2,805
TTAN, Series 2021-MHC, Class D, 5.16% (LIBOR01M+180bps), 3/15/38 (a)(b)	1,185	1,112
TTAN, Series 2021-MHC, Class B, 4.51% (LIBOR01M+115bps), 3/15/38 (a)(b)	2,201	2,085
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	2,000	1,975
Total Collateralized Mortgage Obligations (Cost $180,282)		169,108

Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 10.78% (LIBOR03M+637bps), 10/30/40 (b)	200,000	5,490
Total Preferred Stocks (Cost $5,470)		5,490

Convertible Corporate Bonds (0.1%)
Information Technology (0.1%):
Western Digital Corp., 1.50%, 2/1/24	$3,222	3,078
Total Convertible Corporate Bonds (Cost $3,088)		3,078

Senior Secured Loans (0.9%)
Axalta Coating Systems US Holdings, Inc., 6/1/24 (f)	1,165	1,151
Clean Harbors, Inc., Initial Term Loan, First Lien, 4.87% (LIBOR01M+175bps), 6/30/24 (b)	2,461	2,446
Delos Finance S.A.R.L., Loans, First Lien, 5.42% (LIBOR03M+175bps), 10/6/23 (b)	10,000	9,970
Genpact International, Inc., Term Loan, First Lien, 4.49% (LIBOR01M+138bps), 8/9/23 (b)	8,463	8,399
Total Senior Secured Loans (Cost $22,080)		21,966

Corporate Bonds (41.1%)
Communication Services (1.0%):
AT&T, Inc., 11/27/22, (a)(g)(h)	4,000	3,986
Magallanes, Inc., 3.64%, 3/15/25 (a)	4,000	3,773
Sprint Communications, Inc., 6.00%, 11/15/22	1,000	1,000
Sprint Corp., 7.88%, 9/15/23	4,000	4,065
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100 (a)	6,468	6,370
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38 (a)	3,000	2,961
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,641	2,505
		24,660
Consumer Discretionary (3.0%):
Association of American Medical Colleges
2.27%, 10/1/25	4,145	3,737

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.39%, 10/1/26	$4,275	$3,771
BMW US Capital LLC, 3.25%, 4/1/25 (a)	2,000	1,912
Duke University Health System, Inc., 2.26%, 6/1/26	700	617
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	4,997
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	1,757
Howard University
2.80%, 10/1/23	1,000	974
2.42%, 10/1/24	1,350	1,251
KB Home, 7.63%, 5/15/23, Callable 11/15/22 @ 100	1,418	1,420
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47 (a)	5,718	5,155
MGM Resorts International, 6.00%, 3/15/23	2,787	2,789
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 12/12/22 @ 102.81	7,470	7,171
Nordstrom, Inc., 2.30%, 4/8/24, Callable 11/25/22 @ 100	10,000	9,385
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	11,750	10,273
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,357
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 4/15/23 (a)	1,000	1,004
Toll Brothers Finance Corp.
4.38%, 4/15/23, Callable 1/15/23 @ 100	5,169	5,134
4.88%, 3/15/27, Callable 12/15/26 @ 100	250	230
Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (a)	5,000	4,938
ZF North America Capital, Inc., 4.75%, 4/29/25 (a)	3,250	3,050
		70,922
Consumer Staples (1.2%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 12/12/22 @ 100 (a)	5,000	4,717
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	5,000	4,588
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 11/21/22 @ 102.63 (a)(j)	6,885	6,626
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	1,643	1,695
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	4,852
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	4,866
		27,344
Energy (9.5%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	4,941
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100	6,482	6,453
3.80%, 6/1/24, Callable 3/1/24 @ 100	9,171	8,854
DCP Midstream LP, 7.37% (LIBOR03M+515bps), Callable 12/15/22 @ 100 (b)(k)	10,000	9,854
DCP Midstream Operating LP
3.88%, 3/15/23, Callable 12/15/22 @ 100	4,814	4,786
5.38%, 7/15/25, Callable 4/15/25 @ 100	3,000	2,932
5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	2,000	1,927
Devon Energy Corp., 5.25%, 10/15/27, Callable 11/21/22 @ 102.63	13,330	13,231
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	9,709
Energy Transfer LP
7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100 (b)(k)	2,300	1,904
4.90%, 2/1/24, Callable 11/1/23 @ 100	6,611	6,542
Energy Transfer Operating LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	4,942
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	3,753	3,553
EQT Corp., 6.13%, 2/1/25, Callable 1/1/25 @ 100	10,000	10,009
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100	5,000	4,790
Gray Oak Pipeline LLC
2.00%, 9/15/23 (a)	8,334	8,059

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	$1,171	$1,051
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 12/12/22 @ 102.81 (a)	3,357	3,291
HF Sinclair Corp.
2.63%, 10/1/23	6,803	6,579
5.88%, 4/1/26, Callable 1/1/26 @ 100	6,990	6,805
Laredo Petroleum, Inc., 9.50%, 1/15/25, Callable 12/12/22 @ 104.75	4,000	4,005
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	12,200	11,739
Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/12/22 @ 102.94 (j)	13,000	12,629
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100	5,272	5,158
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	8,699	7,825
PDC Energy, Inc.
6.13%, 9/15/24, Callable 12/12/22 @ 100	2,498	2,485
5.75%, 5/15/26, Callable 12/12/22 @ 102.88	4,002	3,841
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	2,629	2,623
Rattler Midstream LP, 5.63%, 7/15/25 (a)	12,413	12,762
SM Energy Co., 5.63%, 6/1/25, Callable 12/12/22 @ 100.94	5,000	4,868
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100	4,829	4,759
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106	2,000	2,121
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 12/12/22 @ 104.88	7,772	7,711
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 12/12/22 @ 102.69 (a)	6,350	5,975
Western Midstream Operating LP, 3.35%, 2/1/25, Callable 1/1/25 @ 100	11,953	11,362
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	5,263	5,207
		225,282
Financials (14.5%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	14,342	14,040
Antares Holdings LP, 6.00%, 8/15/23, Callable 7/15/23 @ 100 (a)	3,500	3,450
Ares Capital Corp.
3.50%, 2/10/23, Callable 1/10/23 @ 100 (j)	2,309	2,296
3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	4,512
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	3,800	3,750
Athene Global Funding, 1.20%, 10/13/23 (a)	5,000	4,797
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	7,495	7,198
Blackstone Private Credit Fund
1.75%, 9/15/24	3,500	3,198
2.35%, 11/22/24	5,000	4,577
4.70%, 3/24/25 (j)	2,000	1,922
7.05%, 9/29/25 (a)(j)	2,000	1,984
2.63%, 12/15/26, Callable 11/15/26 @ 100	2,308	1,908
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	10,000	9,758
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)(j)	11,196	10,601
CIT Group, Inc., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	1,000	941
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,250	1,136
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	1,333	1,264
F&G Global Funding, 5.15%, 7/7/25 (a)	2,000	1,943
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,871	10,174
First Financial Bancorp, 5.13%, 8/25/25	9,000	8,412
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	4,945

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
FNB Corp.
2.20%, 2/24/23, Callable 1/24/23 @ 100	$9,994	$9,875
5.15%, 8/25/25, Callable 7/25/25 @ 100	4,000	3,918
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 1/10/25 @ 100	5,000	4,526
3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	2,726
FS KKR Capital Corp.
4.63%, 7/15/24, Callable 6/15/24 @ 100	2,250	2,164
1.65%, 10/12/24	2,119	1,921
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	5,600	5,210
3.40%, 1/15/26, Callable 12/15/25 @ 100	3,000	2,641
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	9,097
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,500	2,181
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	4,835
5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (b)	5,000	5,001
Main Street Capital Corp.
5.20%, 5/1/24	11,700	11,391
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	2,962
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 3/1/23 @ 100 (b)	3,000	2,985
Mobr-04 LLC (LOC - Compass Bank), 4.18%, 9/1/24 (l)	2,900	2,900
National General Holding Co., 6.75%, 5/15/24 (a)	4,000	4,008
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	8,242	8,098
OneMain Finance Corp.
5.63%, 3/15/23	1,000	1,000
8.25%, 10/1/23 (j)	2,555	2,593
OWL Rock Core Income Corp.
5.50%, 3/21/25	3,000	2,833
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	1,212	1,182
ProAssurance Corp., 5.30%, 11/15/23	14,000	13,814
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	11,014	10,883
Radian Group, Inc.
4.50%, 10/1/24, Callable 7/1/24 @ 100	6,349	6,044
6.63%, 3/15/25, Callable 9/15/24 @ 100	2,744	2,710
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b)(j)(k)	5,119	4,959
Reliance Standard Life Global Funding II, 3.85%, 9/19/23 (a)	5,000	4,919
RLI Corp., 4.88%, 9/15/23	3,000	2,982
SCE Recovery Funding LLC, 0.86%, 11/15/31	9,144	7,572
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	11,650	11,013
Sixth Street Specialty Lending, Inc., 4.50%, 1/22/23, Callable 12/22/22 @ 100	4,500	4,481
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,208
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	3,000	2,899
Synchrony Financial, 4.88%, 6/13/25, Callable 5/13/25 @ 100	2,000	1,922
Synovus Financial Corp.
3.13%, 11/1/22	2,025	2,025
5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	6,188	6,018
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	6,000	5,190
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b)(k)	4,000	3,829
The Charles Schwab Corp., 6.40% (US0003M+332bps), Callable 12/1/22 @ 100 (b)(j)(k)	4,000	4,003

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	$13,590	$13,335
TIAA FSB Holdings, Inc., 8.00% (LIBOR03M+470bps), 3/15/26, Callable 12/12/22 @ 100 (b)	5,718	5,610
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (b)(j)(k)	3,000	2,874
4.25%, 9/30/24	1,955	1,898
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	6,500	5,955
United Financial Bancorp, Inc., 5.75%, 10/1/24	8,120	7,861
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,500	5,351
		343,208
Health Care (0.8%):
Commonspirit Health, 6.07%, 11/1/27, Callable 8/1/27 @ 100	2,500	2,503
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 11/21/22 @ 100 (a)(j)	4,000	3,977
HCA, Inc., 7.50%, 12/15/23	2,131	2,180
Hikma Finance USA LLC, 3.25%, 7/9/25	10,000	9,200
		17,860
Industrials (3.7%):
Air Lease Corp., 2.25%, 1/15/23	5,000	4,965
American Airlines Pass Through Trust
4.40%, 9/22/23	5,706	5,450
4.38%, 6/15/24 (a)	4,293	3,976
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	5,000	4,765
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 11/25/22 @ 102.19 (a)	11,245	10,168
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	9,153	8,561
Daimler Trucks Finance North America LLC, 3.50%, 4/7/25 (a)	3,000	2,837
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	4,402	3,719
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 11/21/22 @ 100 (j)	2,500	2,407
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	9,500	9,395
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,260
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100 (j)	1,181	1,147
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	10,018	9,427
TransDigm, Inc., 8.00%, 12/15/25, Callable 12/12/22 @ 104 (a)	3,000	3,053
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	3,371	2,996
United Airlines Pass Through Trust
4.15%, 4/11/24	4,523	4,303
4.88%, 1/15/26	784	728
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (a)	1,500	1,497
		88,654
Information Technology (0.6%):
Global Payments, Inc.
3.75%, 6/1/23, Callable 3/1/23 @ 100	1,401	1,387
1.50%, 11/15/24, Callable 10/15/24 @ 100	3,000	2,748
Skyworks Solutions, Inc.
0.90%, 6/1/23, Callable 11/25/22 @ 100	5,000	4,854
1.80%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,269
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100	1,500	1,386
		14,644
Materials (2.5%):
Amcor Flexibles North America, Inc., 4.00%, 5/17/25, Callable 4/17/25 @ 100	1,000	961
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	3,000	2,766

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Berry Global, Inc., 4.88%, 7/15/26, Callable 12/12/22 @ 102.44 (a)	$13,784	$12,969
Celanese US Holdings LLC
5.90%, 7/5/24	2,000	1,965
6.05%, 3/15/25	2,000	1,946
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100 (j)	1,000	997
Freeport-McMoRan, Inc.
5.00%, 9/1/27, Callable 12/12/22 @ 102.5	11,808	11,282
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	14,000	12,630
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	5,000	4,303
Nucor Corp., 3.95%, 5/23/25	2,000	1,937
RPM International, Inc., 3.45%, 11/15/22	1,490	1,490
Southern Copper Corp., 3.50%, 11/8/22	4,000	3,981
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 12/12/22 @ 102.5	1,000	964
		58,191
Real Estate (3.2%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	9,545	8,964
American Tower Trust, 3.07%, 3/15/23, Callable 12/12/22 @ 100 (a)	3,760	3,726
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 12/12/22 @ 100 (j)	2,500	2,482
GLP Capital, LP GLP Financing II, Inc., 5.38%, 11/1/23, Callable 8/1/23 @ 100	6,000	5,922
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100 (j)	4,000	3,914
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 12/12/22 @ 102.5	21,401	18,298
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (i)	2,950	2,896
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	14,000	13,950
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23, Callable 9/15/23 @ 100	2,200	2,155
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	6,923	6,429
1.88%, 1/15/26, Callable 1/15/25 @ 100 (a)	3,500	3,063
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 12/12/22 @ 101.75 (a)	4,136	3,850
		75,649
Utilities (1.1%):
Calpine Corp., 5.25%, 6/1/26, Callable 12/12/22 @ 101.75 (a)(j)	984	939
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	4,897
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (a)	2,200	2,196
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,238
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,603
Vistra Operations Co. LLC
3.55%, 7/15/24, Callable 6/15/24 @ 100 (a)	8,675	8,265
5.13%, 5/13/25 (a)	2,000	1,936
		26,074
Total Corporate Bonds (Cost $1,028,361)		972,488

Yankee Dollars (9.6%)
Communication Services (0.5%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	8,000	7,922
Videotron Ltd., 5.38%, 6/15/24, Callable 3/15/24 @ 100 (a)	2,688	2,666
		10,588
Consumer Discretionary (0.4%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	3,886
Stellantis NV, 5.25%, 4/15/23	6,352	6,327
		10,213

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.2%):
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	$1,075	$1,022
Leviathan Bond Ltd., 5.75%, 6/30/23, Callable 3/30/23 @ 100 (a)	4,500	4,462
		5,484
Energy (0.8%):
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)(k)	4,500	4,222
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (a)	2,030	1,845
2.16%, 3/31/34 (a)	693	565
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)(j)	3,896	3,511
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	5,000	4,307
Var Energi ASA, 5.00%, 5/18/27, Callable 4/18/27 @ 100 (a)	3,000	2,843
Woodside Finance Ltd., 3.65%, 3/5/25, Callable 12/5/24 @ 100 (a)	1,240	1,176
		18,469
Financials (4.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	4,793
Avolon Holdings Funding Ltd.
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)(j)	10,000	8,954
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	3,493
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santander, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)	5,130	4,945
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	15,085	14,566
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/9/22 (a)	5,704	5,685
5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (b)	4,199	4,052
Barclays, 7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100 (b)	2,000	1,997
Barclays Bank PLC, 7.63%, 11/21/22	13,020	13,004
Bat International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100	4,000	3,550
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	6,000	5,155
Cadillac Fairview Prp TR, 3.88%, 3/20/27, Callable 12/20/26 @ 100 (a)	2,000	1,815
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25 (a)	3,000	2,881
Lloyds Banking Group PLC, 4.58%, 12/10/25	1,000	916
ORIX Corp., 5.00%, 9/13/27 (j)	3,000	2,903
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	9,087	7,815
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,770	1,768
6.10%, 6/10/23	1,640	1,634
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	4,167	3,876
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	5,000	4,964
VEON Holdings BV, 5.95%, 2/13/23	10,000	7,973
		106,739
Industrials (1.5%):
Air Canada Pass Through Trust
5.00%, 12/15/23 (a)	880	851
4.13%, 5/15/25 (a)	13,434	11,965
Aircastle Ltd.
4.40%, 9/25/23, Callable 8/25/23 @ 100 (j)	5,000	4,896

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.25%, 6/15/26, Callable 4/15/26 @ 100	$5,000	$4,410
Avolon Holdings Funding Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	4,688
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)(j)	10,000	8,568
		35,378
Materials (1.5%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75 (a)	4,333	4,044
OCI NV, 4.63%, 10/15/25, Callable 12/12/22 @ 102.31 (a)	6,740	6,280
POSCO
2.38%, 1/17/23 (a)	9,574	9,519
4.38%, 8/4/25 (a)	2,000	1,911
Syngenta Finance NV
4.44%, 4/24/23, Callable 3/24/23 @ 100 (a)	6,835	6,795
4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	5,839	5,631
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	2,000	1,940
		36,120
Utilities (0.2%):
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(b)	2,000	1,990
TransAlta Corp., 4.50%, 11/15/22 (j)	1,252	1,250
		3,240
Total Yankee Dollars (Cost $243,397)		226,231

Municipal Bonds (6.2%)
Alabama (0.1%):
The Water Works Board of The City of Birmingham Revenue
2.20%, 1/1/24	1,000	966
2.36%, 1/1/25	2,000	1,882
		2,848
Alaska (0.0%):(m)
University of Alaska Revenue, Series W, 1.83%, 10/1/23	1,000	968

Arizona (0.2%):
Arizona Board of Regents Certificate participation, 0.77%, 6/1/24	1,500	1,404
City of Phoenix Civic Improvement Corp. Revenue, 0.68%, 7/1/23	1,000	972
City of Tempe AZ Certificate participation, 0.62%, 7/1/24	2,500	2,324
		4,700
California (0.3%):
California Statewide Communities Development Authority Revenue
1.03%, 4/1/24	1,250	1,183
1.31%, 4/1/25	915	838
2.15%, 11/15/30, Continuously Callable @100	4,670	3,705
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	2,505	2,172
Golden State Tobacco Securitization Corp. Revenue, 1.85%, 6/1/31	360	359
		8,257
Colorado (0.3%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,185
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	530	530
Series B, 2.40%, 11/1/23	1,250	1,214
Series B, 2.50%, 11/1/24	1,250	1,182
Series B, 2.80%, 12/1/26	700	652

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	$500	$475
		6,238
Florida (0.4%):
City of Gainesville Florida Revenue, 0.82%, 10/1/23	750	720
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,278
Hillsborough County IDA Revenue
2.01%, 8/1/24	5,000	4,734
2.16%, 8/1/25	2,910	2,678
		9,410
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24	1,850	1,752
2.32%, 12/1/25	3,215	2,980
		4,732
Guam (0.0%):(m)
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.70%, 10/1/26	610	532

Illinois (0.4%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	835	830
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series B, 1.71%, 12/1/22	1,000	998
Series B, 1.84%, 12/1/23	1,500	1,448
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	885
State of Illinois Sales Tax Revenue
Series B, 0.94%, 6/15/24	3,500	3,249
Series B, 1.25%, 6/15/25	2,500	2,236
		9,646
Indiana (0.3%):
Indiana Finance Authority Revenue
2.66%, 3/1/25	1,675	1,577
2.76%, 3/1/26	1,850	1,701
Series B, 1.67%, 11/15/22	300	300
Series B, 1.99%, 11/15/24	350	320
Series B, 2.45%, 11/15/25	360	320
Lake Central Multi-District School Building Corp. Revenue
0.67%, 1/15/23	500	496
0.85%, 1/15/24	1,275	1,210
		5,924
Kansas (0.0%):(m)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	1,000	935

Kentucky (0.1%):
County of Warren Revenue, 1.07%, 4/1/26	1,385	1,204

Maryland (0.6%):
Maryland Health & Higher Educational Facilities Authority Revenue
0.89%, 1/1/23	1,700	1,687
1.23%, 1/1/24	5,185	4,897
1.81%, 1/1/25	2,780	2,530
1.89%, 1/1/26	4,135	3,612
Maryland Stadium Authority Revenue
Series C, 1.13%, 5/1/23	1,535	1,507
Series C, 1.32%, 5/1/24	1,000	947
		15,180
Michigan (0.3%):
Ecorse Public School District, GO, 2.09%, 5/1/25	2,200	2,052
Michigan Finance Authority Revenue
2.21%, 12/1/23	1,565	1,517
2.31%, 12/1/24	895	845

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A-1, 2.33%, 6/1/30	$2,489	$2,339
Ypsilanti School District, GO, 2.02%, 5/1/25	575	527
		7,280
Minnesota (0.1%):
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	943
Series A, 2.38%, 1/1/26	1,000	922
		1,865
Missouri (0.1%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Series B, 1.02%, 10/1/23	2,000	1,929
Series B, 1.22%, 10/1/24	1,250	1,164
		3,093
Nebraska (0.1%):
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22	1,000	995
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	900	857
		1,852
New Jersey (0.3%):
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24	655	622
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24	1,200	1,146
2.59%, 6/1/25	1,000	932
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	1,750	1,620
Series B, 2.20%, 11/1/25	3,515	3,138
		7,458
New York (0.3%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,235	1,169
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	494
New York City Housing Development Corp. Revenue, 2.32%, 1/1/23	1,760	1,754
New York State Dormitory Authority Revenue, Series C, 0.89%, 3/15/25	2,000	1,823
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	938
		6,178
Oklahoma (0.0%):(m)
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560	556

Oregon (0.1%):
Medford Hospital Facilities Authority Revenue
Series B, 1.73%, 8/15/23	1,400	1,359
Series B, 1.83%, 8/15/24	1,700	1,592
		2,951
Pennsylvania (0.7%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,591
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	1,890
Montgomery County IDA Revenue
Series D, 2.45%, 11/15/23	1,250	1,217
Series D, 2.60%, 11/15/24	4,050	3,853
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(i)	2,805	2,721
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(i)	1,415	1,373
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
2.60%, 4/1/24	1,730	1,667

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.72%, 4/1/25	$900	$848
2.82%, 4/1/26	1,000	921
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,404
		17,485
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.31%, 7/1/23	1,500	1,470
Series B, 2.38%, 7/1/24	1,350	1,284
		2,754
Texas (0.5%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25	400	369
Series D, 1.65%, 1/1/24	500	480
Series D, 1.80%, 1/1/25	750	694
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	4,674
City of San Antonio TX Electric & Gas Systems Revenue, 2.41%, 2/1/23	800	795
Dallas/Fort Worth International Airport Revenue
Series C, 1.04%, 11/1/23	500	480
Series C, 1.23%, 11/1/24	750	695
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	928
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25	505	455
1.99%, 4/1/26	860	749
2.19%, 4/1/27	525	445
		10,764
Virginia (0.5%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22)(a)(i)	11,000	10,959

Wisconsin (0.2%):
Public Finance Authority Revenue
Series S, 0.81%, 2/1/23	750	741
Series S, 1.14%, 2/1/24	1,445	1,356
Series S, 1.48%, 2/1/25	820	736
State of Wisconsin Revenue, Series A, 2.10%, 5/1/26	1,000	905
		3,738
Total Municipal Bonds (Cost $157,264)		147,507

U.S. Government Agency Mortgages (0.3%)
Federal Home Loan Mortgage Corp.
2.14% (LIBOR12M+163bps), 4/1/35 (b)	122	119

Federal National Mortgage Association
6.00%, 1/1/23 - 7/1/23	7	7
5.50%, 2/1/23 - 6/1/24	32	32
4.50%, 5/1/23 - 2/1/24	9	9
5.00%, 6/1/23 - 2/1/24	27	27
2.50%, 4/1/27 - 8/1/27	5,951	5,677
Series 2012-104, Class HC, 1.25%, 9/25/27	732	690
		6,442
		6,561
Total U.S. Government Agency Mortgages (Cost $6,891)		6,561

U.S. Treasury Obligations (1.8%)
U.S. Treasury Notes
0.13%, 8/31/23	5,000	4,813
2.50%, 5/31/24	3,000	2,903
0.38%, 7/15/24	5,000	4,656
3.00%, 7/31/24	10,000	9,734

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
0.38%, 8/15/24	$15,000	$13,918
3.00%, 7/15/25	5,000	4,816
4.25%, 10/15/25	2,000	1,990
Total U.S. Treasury Obligations (Cost $44,727)		42,830

Commercial Paper (1.7%)(g)
Aviation Capital Group LLC, 3.85%, 11/1/22 (a)	8,500	8,499
Constellation Brands, Inc., 3.73%, 11/2/22 (a)	3,700	3,699
Crown Castle International Corp., 3.83%, 11/3/22 (a)	3,230	3,229
Fortune Brands Home Se, 3.52%, 11/1/22 (a)	6,500	6,499
Jabil, Inc., 3.95%, 11/2/22 (a)	10,000	9,998
Newell Brands, Inc., 3.80%, 11/3/22 (a)	5,000	4,999
Quanta Services, Inc., 3.70%, 11/1/22 (a)	700	700
Targa Resources Corp., 3.07%, 11/1/22 (a)	2,125	2,125
Total Commercial Paper (Cost $39,752)		39,748

Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07% (n)	2,037,399	2,037
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (n)	25,536,611	25,537
Total Collateral for Securities Loaned (Cost $27,574)		27,574
Total Investments (Cost $2,536,057) — 101.2%		2,396,523
Liabilities in excess of other assets — (1.2)%		(29,305)
NET ASSETS - 100.00%		$2,367,218

At October 31, 2022, the Fund's investments in foreign securities were 11.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2022, the fair value of these securities was $1,224,831 thousands and amounted to 51.7% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2022.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g)	Rate represents the effective yield at October 31, 2022.
(h)	Zero-coupon bond.
(i)	Put Bond.
(j)	All or a portion of this security is on loan.
(k)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Amount represents less than 0.05% of net assets.
(n)	Rate disclosed is the daily yield on October 31, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of October 31, 2022.
US0001M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
US0003M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2022.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (2.2%):
AMC Networks, Inc. Class A (a)	21,168	$476
Bumble, Inc. Class A (a)	7,703	196
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	75,916	546
Cian PLC, ADR (a)(c)(d)	914	—	(e)
Cinemark Holdings, Inc. (a)	92,000	976
EverQuote, Inc. Class A (a)	13,650	83
Gray Television, Inc.	142,097	2,011
iHeartMedia, Inc. Class A (a)	72,165	597
Iridium Communications, Inc. (a)	39,950	2,059
John Wiley & Sons, Inc. Class A	16,925	714
Lions Gate Entertainment Corp. Class B (a)	105,800	803
Madison Square Garden Sports Corp.	11,960	1,873
Magnite, Inc. (a)	588,971	4,294
Radius Global Infrastructure, Inc. Class A (a)	70,415	658
TechTarget, Inc. (a)	36,323	2,345
Telephone & Data Systems, Inc.	53,168	904
The Marcus Corp. (b)	55,790	839
Thryv Holdings, Inc. (a)	21,129	432
World Wrestling Entertainment, Inc. Class A	8,470	668
Ziff Davis, Inc. (a)	9,214	713
		21,187
Consumer Discretionary (9.2%):
1-800-Flowers.com, Inc. Class A (a)	46,591	340
Academy Sports & Outdoors, Inc.	51,702	2,276
Acushnet Holdings Corp.	55,675	2,593
Asbury Automotive Group, Inc. (a)	13,220	2,085
BJ's Restaurants, Inc. (a)	141,779	4,657
Bloomin' Brands, Inc.	140,170	3,365
Brinker International, Inc. (a)	36,500	1,219
Brunswick Corp.	27,836	1,967
Burlington Stores, Inc. (a)	5,471	782
Carter's, Inc.	14,580	990
Cavco Industries, Inc. (a)	6,401	1,451
Chegg, Inc. (a)	52,541	1,133
Columbia Sportswear Co.	14,180	1,056
Crocs, Inc. (a)	7,002	495
Dave & Buster's Entertainment, Inc. (a)	27,878	1,111
Etsy, Inc. (a)	6,768	636
F45 Training Holdings, Inc. (a)(b)	154,180	515
First Watch Restaurant Group, Inc. (a)	9,772	167
Five Below, Inc. (a)	4,320	632
Foot Locker, Inc.	36,244	1,149
Fox Factory Holding Corp. (a)	24,948	2,192
Genius Sports Ltd. (a)	78,577	404
Gentherm, Inc. (a)	29,264	1,710
Group 1 Automotive, Inc.	14,368	2,486
Kohl's Corp.	24,406	731
Kura Sushi USA, Inc. Class A (a)	13,180	1,042
Legacy Housing Corp. (a)	50,043	929
Life Time Group Holdings, Inc. (a)(b)	16,217	170
Light & Wonder, Inc. (a)	53,456	3,001
Lithia Motors, Inc.	3,859	765
Macy's, Inc.	57,155	1,192
Marriott Vacations Worldwide Corp.	10,800	1,596
Meritage Homes Corp. (a)	29,266	2,229
Movado Group, Inc.	58,874	1,947
Perdoceo Education Corp. (a)	78,689	899

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Polaris, Inc.	9,772	$993
Porch Group, Inc. (a)(b)	435,395	592
Portillo's, Inc. Class A (a)	69,410	1,488
PVH Corp.	20,207	1,037
Signet Jewelers Ltd.	34,469	2,249
Skyline Champion Corp. (a)	37,251	2,168
Smith & Wesson Brands, Inc.	36,344	410
Sonos, Inc. (a)	114,097	1,839
Steven Madden Ltd.	81,982	2,449
Stoneridge, Inc. (a)	41,019	856
Sweetgreen, Inc. Class A (a)(b)	27,817	517
Taylor Morrison Home Corp. (a)	78,792	2,075
The Goodyear Tire & Rubber Co. (a)	140,003	1,778
The Lovesac Co. (a)	10,410	253
The Wendy's Co.	47,300	983
Thor Industries, Inc. (b)	43,439	3,539
ThredUp, Inc. Class A (a)(b)	399,399	491
Topgolf Callaway Brands Corp. (a)	296,342	5,548
Tri Pointe Homes, Inc. (a)	159,939	2,679
Under Armour, Inc. Class C (a)	151,270	992
Unifi, Inc. (a)	38,365	350
Victoria's Secret & Co. (a)	27,585	1,037
Visteon Corp. (a)	17,027	2,222
Vizio Holding Corp. Class A (a)	102,579	1,149
Wolverine World Wide, Inc.	30,882	529
		88,135
Consumer Staples (2.3%):
Albertsons Cos., Inc. Class A	30,742	630
Celsius Holdings, Inc. (a)	12,960	1,180
Coty, Inc. Class A (a)	210,085	1,410
e.l.f. Beauty, Inc. (a)	25,800	1,116
Grocery Outlet Holding Corp. (a)	29,250	1,011
MGP Ingredients, Inc.	11,050	1,238
Performance Food Group Co. (a)	85,030	4,425
Sovos Brands, Inc. (a)	128,923	1,787
Sprouts Farmers Market, Inc. (a)	24,281	716
The Andersons, Inc.	29,250	1,032
The Beauty Health Co. (a)(b)	105,700	1,208
The Simply Good Foods Co. (a)	39,300	1,505
The Vita Coco Co., Inc. (a)(b)	143,255	1,470
U.S. Foods Holding Corp. (a)	68,030	2,025
Universal Corp.	18,388	931
USANA Health Sciences, Inc. (a)	9,997	525
		22,209
Energy (5.9%):
Cactus, Inc. Class A	105,557	5,459
California Resources Corp.	35,613	1,606
Chord Energy Corp.	17,426	2,668
Civitas Resources, Inc.	36,023	2,518
Clean Energy Fuels Corp. (a)	113,000	758
CNX Resources Corp. (a)	38,187	642
Comstock Resources, Inc. (a)	28,210	530
CONSOL Energy, Inc.	33,430	2,107
CVR Energy, Inc.	8,374	327
DHT Holdings, Inc.	105,011	936
Diamond Offshore Drilling, Inc. (a)	121,424	1,196
Expro Group Holdings NV (a)	235,857	4,465
Frontline Ltd.	66,667	837
Green Plains, Inc. (a)	114,525	3,309

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
International Seaways, Inc.	25,956	$1,101
Magnolia Oil & Gas Corp. Class A	131,414	3,375
Matador Resources Co.	26,220	1,742
New Fortress Energy, Inc.	17,325	954
Noble Corp. PLC (a)	17,410	627
Northern Oil and Gas, Inc.	46,330	1,582
Patterson-UTI Energy, Inc.	42,175	744
PDC Energy, Inc.	17,850	1,288
Peabody Energy Corp. (a)	18,022	431
Plains GP Holdings, LP Class A	118,250	1,483
ProPetro Holding Corp. (a)	144,309	1,709
RPC, Inc.	620,162	6,902
SM Energy Co.	15,487	697
Solaris Oilfield Infrastructure, Inc. Class A	142,971	1,947
Talos Energy, Inc. (a)	159,262	3,389
World Fuel Services Corp.	27,930	712
		56,041
Financials (17.9%):
1st Source Corp.	20,616	1,199
American Business Bank (a)	18,762	750
Ameris Bancorp	50,420	2,597
Apollo Commercial Real Estate Finance, Inc.	65,054	733
Artisan Partners Asset Management, Inc. Class A	42,500	1,212
Assured Guaranty Ltd.	23,950	1,418
Atlantic Union Bankshares Corp.	81,754	2,824
B Riley Financial, Inc.	10,016	407
Banc of California, Inc.	91,300	1,523
Bank of Hawaii Corp.	24,320	1,847
Banner Corp.	49,000	3,663
Blackstone Mortgage Trust, Inc. Class A	116,104	2,898
Bread Financial Holdings, Inc.	24,410	881
Brighthouse Financial, Inc. (a)	23,780	1,357
Cathay General Bancorp	37,351	1,703
Coastal Financial Corp. (a)	38,215	1,782
Colony Bankcorp, Inc.	25,372	350
Customers Bancorp, Inc. (a)	50,751	1,710
Eagle Bancorp, Inc.	21,447	971
Eastern Bankshares, Inc.	137,590	2,638
Employers Holdings, Inc.	59,892	2,612
Enova International, Inc. (a)	33,408	1,252
Essent Group Ltd.	31,210	1,235
FB Financial Corp.	45,065	1,891
Federated Hermes, Inc.	136,460	4,742
First BanCorp/Puerto Rico	309,048	4,880
First Bancorp/Southern Pines NC	31,970	1,425
First Busey Corp.	227,409	6,006
First Merchants Corp.	53,450	2,400
First Western Financial, Inc. (a)	23,715	655
Globe Life, Inc.	29,910	3,455
Hagerty, Inc. Class A (a)(b)	81,540	741
Hancock Whitney Corp.	26,741	1,494
Heritage Financial Corp.	26,500	893
Home BancShares, Inc.	206,530	5,264
Hope Bancorp, Inc.	112,490	1,527
Horace Mann Educators Corp.	32,376	1,278
International Bancshares Corp.	35,244	1,748
James River Group Holdings Ltd.	162,443	4,105
Kemper Corp.	66,230	3,157
Kinsale Capital Group, Inc.	11,609	3,659
Ladder Capital Corp.	116,880	1,247

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LendingTree, Inc. (a)	25,488	$643
MGIC Investment Corp.	114,238	1,559
Morningstar, Inc.	5,154	1,197
NMI Holdings, Inc. Class A (a)	68,401	1,500
Northwest Bancshares, Inc.	105,200	1,584
OFG Bancorp	64,501	1,798
Pacific Premier Bancorp, Inc.	67,050	2,441
Palomar Holdings, Inc. (a)	25,606	2,278
Pathward Financial, Inc.	27,039	1,136
Pennymac Mortgage Investment Trust	51,739	718
Pinnacle Financial Partners, Inc.	11,750	975
PJT Partners, Inc. Class A	4,220	314
Primerica, Inc.	31,870	4,612
ProAssurance Corp.	51,014	1,133
Prosperity Bancshares, Inc.	28,248	2,022
Radian Group, Inc.	104,582	2,183
RLI Corp.	11,335	1,474
Sandy Spring Bancorp, Inc.	42,200	1,496
Silvercrest Asset Management Group, Inc. Class A	117,453	2,230
Silvergate Capital Corp. Class A (a)	27,450	1,558
SLM Corp.	62,142	1,031
South Plains Financial, Inc.	57,390	1,795
SouthState Corp.	66,689	6,031
StepStone Group, Inc. Class A	70,865	2,092
Stewart Information Services Corp.	16,846	656
Stifel Financial Corp.	124,597	7,709
StoneX Group, Inc. (a)	8,136	759
Synovus Financial Corp.	131,205	5,229
Texas Capital Bancshares, Inc. (a)	80,907	4,854
The Bank of NT Butterfield & Son Ltd.	114,360	3,950
The Hanover Insurance Group, Inc.	7,928	1,161
Tradeweb Markets, Inc. Class A	27,495	1,514
UMB Financial Corp.	17,800	1,481
United Community Banks, Inc.	78,100	3,007
Valley National Bancorp	118,308	1,404
Virtus Investment Partners, Inc.	6,620	1,135
Washington Federal, Inc.	32,263	1,249
White Mountains Insurance Group Ltd.	2,070	2,931
Wintrust Financial Corp.	22,330	2,091
WTB Financial Corp. Class B	1,020	352
		171,411
Health Care (16.8%):
4D Molecular Therapeutics, Inc. (a)	7,121	62
AdaptHealth Corp. (a)	23,856	544
Affimed NV (a)	260,900	459
Akero Therapeutics, Inc. (a)	14,961	632
Akoya Biosciences, Inc. (a)	65,400	899
Alkermes PLC (a)	20,954	476
Alpha Teknova, Inc. (a)	24,008	110
American Well Corp. Class A (a)	292,922	1,198
Apellis Pharmaceuticals, Inc. (a)	27,609	1,670
Arcus Biosciences, Inc. (a)	60,587	1,544
Arrowhead Pharmaceuticals, Inc. (a)	37,954	1,321
AtriCure, Inc. (a)	26,000	1,095
Aurinia Pharmaceuticals, Inc. (a)(b)	90,758	738
Avidity Biosciences, Inc. (a)	13,310	190
Azenta, Inc.	90,479	4,017
Beam Therapeutics, Inc. (a)	28,529	1,257
Bicycle Therapeutics PLC, ADR (a)(b)	32,929	815
BioLife Solutions, Inc. (a)	72,327	1,701

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	2,993	$259
Biomerica, Inc. (a)	101,604	334
bluebird bio, Inc. (a)	97,100	609
Blueprint Medicines Corp. (a)	42,666	2,212
Brookdale Senior Living, Inc. (a)	200,000	894
C4 Therapeutics, Inc. (a)	2,657	26
Cabaletta Bio, Inc. (a)	37,005	63
Castle Biosciences, Inc. (a)	101,878	2,600
Catalyst Pharmaceuticals, Inc. (a)	28,342	393
Cerus Corp. (a)	74,444	272
Codiak Biosciences, Inc. (a)	66,385	47
Collegium Pharmaceutical, Inc. (a)	17,343	311
Corcept Therapeutics, Inc. (a)	47,487	1,358
CorVel Corp. (a)	26,756	4,394
CRISPR Therapeutics AG (a)	4,382	229
CryoPort, Inc. (a)	67,339	1,869
CytoSorbents Corp. (a)(b)	206,436	386
Definitive Healthcare Corp. (a)	90,949	1,435
Dynavax Technologies Corp. (a)(b)	68,075	779
Emergent BioSolutions, Inc. (a)	19,149	399
Encompass Health Corp.	61,628	3,355
Evolent Health, Inc. Class A (a)	96,124	3,058
Fate Therapeutics, Inc. (a)	75,345	1,576
Figs, Inc. Class A (a)	110,450	815
Fulgent Genetics, Inc. (a)	10,551	418
Fusion Pharmaceuticals, Inc. (a)	46,129	114
Gamida Cell Ltd. (a)(b)	105,374	189
Generation Bio Co. (a)	12,604	65
Genetron Holdings Ltd., ADR (a)	58,392	48
Globus Medical, Inc. (a)	20,162	1,351
Haemonetics Corp. (a)	29,269	2,486
Halozyme Therapeutics, Inc. (a)	149,284	7,137
Health Catalyst, Inc. (a)	73,713	650
HealthEquity, Inc. (a)	7,737	603
Henry Schein, Inc. (a)	12,330	844
Heska Corp. (a)	14,200	1,019
Horizon Therapeutics PLC (a)	10,501	654
iCAD, Inc. (a)	164,916	315
ICU Medical, Inc. (a)	5,814	863
IGM Biosciences, Inc. (a)(b)	8,560	171
Immunocore Holdings PLC, ADR (a)	7,487	428
ImmunoGen, Inc. (a)	275,144	1,634
Inari Medical, Inc. (a)	29,330	2,256
Inmode Ltd. (a)	7,516	258
Insmed, Inc. (a)	27,450	475
Instil Bio, Inc. (a)(b)	11,208	37
Insulet Corp. (a)	2,706	700
Integer Holdings Corp. (a)	30,118	1,877
Intellia Therapeutics, Inc. (a)	38,416	2,028
Intra-Cellular Therapies, Inc. (a)	11,685	534
IO Biotech, Inc. (a)	40,174	99
Iovance Biotherapeutics, Inc. (a)	26,568	248
Ironwood Pharmaceuticals, Inc. (a)	174,294	1,907
iTeos Therapeutics, Inc. (a)	20,331	396
Kezar Life Sciences, Inc. (a)	84,500	635
Kiniksa Pharmaceuticals Ltd. Class A (a)	93,754	1,071
LianBio, ADR (a)(b)	160,058	232
Ligand Pharmaceuticals, Inc. (a)	18,736	1,642
LivaNova PLC (a)	26,679	1,257
Maravai LifeSciences Holdings, Inc. Class A (a)	11,840	197
Maxcyte, Inc. (a)	45,299	313

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Medpace Holdings, Inc. (a)	25,975	$5,766
Merit Medical Systems, Inc. (a)	40,160	2,762
Mesa Laboratories, Inc.	6,934	917
Mirati Therapeutics, Inc. (a)	6,900	465
Multiplan Corp. (a)(b)	118,553	340
Myriad Genetics, Inc. (a)	23,619	490
NanoString Technologies, Inc. (a)	35,628	373
Natera, Inc. (a)	58,596	2,752
Neogen Corp. (a)	90,024	1,188
NeoGenomics, Inc. (a)	36,211	275
Neurocrine Biosciences, Inc. (a)	3,574	411
Nupathe, Inc. (a)(c)(d)	133,709	—
Nurix Therapeutics, Inc. (a)	6,432	82
NuVasive, Inc. (a)	48,030	2,120
Olink Holding AB, ADR (a)(b)	82,225	1,507
Omnicell, Inc. (a)	23,308	1,802
OPKO Health, Inc. (a)	139,487	265
ORIC Pharmaceuticals, Inc. (a)	40,110	107
OrthoPediatrics Corp. (a)	44,031	1,871
Owens & Minor, Inc.	16,746	285
Oyster Point Pharma, Inc. (a)(b)	4,427	35
Pacific Biosciences of California, Inc. (a)(b)	151,574	1,279
Pacira BioSciences, Inc. (a)	29,387	1,521
Patterson Cos., Inc.	52,100	1,353
Pediatrix Medical Group, Inc. (a)	33,254	645
Perrigo Co. PLC	37,661	1,517
Phreesia, Inc. (a)	4,995	136
Pliant Therapeutics, Inc. (a)	46,300	1,151
PMV Pharmaceuticals, Inc. (a)	2,987	37
PolyPid Ltd. (a)(b)	88,426	81
Prestige Consumer Healthcare, Inc. (a)	22,054	1,202
Prothena Corp. PLC (a)	14,365	883
Pulmonx Corp. (a)	20,261	271
Quanterix Corp. (a)	131,522	1,456
RadNet, Inc. (a)	35,019	670
Reata Pharmaceuticals, Inc. Class A (a)	7,781	251
Recursion Pharmaceuticals, Inc. Class A (a)	2,280	24
Repligen Corp. (a)	13,475	2,459
Revance Therapeutics, Inc. (a)	52,786	1,178
Sage Therapeutics, Inc. (a)	21,828	822
Select Medical Holdings Corp.	44,619	1,146
Shockwave Medical, Inc. (a)	4,750	1,392
SI-BONE, Inc. (a)	104,948	2,040
Singular Genomics Systems, Inc. (a)(b)	51,646	137
STAAR Surgical Co. (a)	64,872	4,597
Stoke Therapeutics, Inc. (a)	65,325	970
Supernus Pharmaceuticals, Inc. (a)	80,383	2,755
Surmodics, Inc. (a)	20,820	711
Sutro Biopharma, Inc. (a)	26,306	193
Tandem Diabetes Care, Inc. (a)	31,407	1,764
TCR2 Therapeutics, Inc. (a)	71,912	113
Tenet Healthcare Corp. (a)	42,220	1,873
TG Therapeutics, Inc. (a)	25,140	146
The Ensign Group, Inc.	59,548	5,346
UFP Technologies, Inc. (a)	28,562	2,681
Veracyte, Inc. (a)	173,183	3,483
Vericel Corp. (a)	148,358	3,988
Xencor, Inc. (a)	45,297	1,268
Xenon Pharmaceuticals, Inc. (a)	41,083	1,502
Zai Lab Ltd., ADR (a)	8,110	181

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zimvie, Inc. (a)	78,640	$690
Zymeworks, Inc. (a)(b)	106,669	793
		160,070
Industrials (17.5%):
AAON, Inc.	47,437	3,059
AAR Corp. (a)	27,310	1,210
ABM Industries, Inc.	24,142	1,075
ACV Auctions, Inc. Class A (a)	3,736	34
Aerojet Rocketdyne Holdings, Inc. (a)	10,137	491
AGCO Corp.	11,195	1,390
Alta Equipment Group, Inc.	60,783	743
Altra Industrial Motion Corp.	35,304	2,123
Ameresco, Inc. Class A (a)	14,618	884
Apogee Enterprises, Inc.	19,193	881
Applied Industrial Technologies, Inc.	15,600	1,940
ArcBest Corp.	10,015	796
Arcosa, Inc.	26,593	1,707
Array Technologies, Inc. (a)	246,302	4,458
ASGN, Inc. (a)	18,351	1,556
Atkore, Inc. (a)	21,277	2,028
Axon Enterprise, Inc. (a)	16,047	2,334
Brady Corp. Class A	20,196	924
BWX Technologies, Inc.	44,836	2,555
CACI International, Inc. Class A (a)	6,282	1,910
Casella Waste Systems, Inc. (a)	67,451	5,518
Chart Industries, Inc. (a)	31,553	7,033
Clean Harbors, Inc. (a)	15,519	1,901
Columbus McKinnon Corp.	45,929	1,310
Construction Partners, Inc. Class A (a)	19,944	621
CoreCivic, Inc. (a)	44,966	471
Crane Holdings Co.	19,686	1,975
Curtiss-Wright Corp.	11,047	1,854
EMCOR Group, Inc.	54,421	7,679
Encore Wire Corp.	11,246	1,547
Enovix Corp. (a)(b)	105,035	1,982
EnPro Industries, Inc.	12,019	1,280
ESCO Technologies, Inc.	22,393	1,930
Evoqua Water Technologies Corp. (a)	73,730	2,889
Exponent, Inc.	40,976	3,903
Federal Signal Corp.	35,950	1,677
Finning International, Inc.	40,910	870
Fluor Corp. (a)	67,350	2,038
Forward Air Corp.	30,279	3,206
FTI Consulting, Inc. (a)	13,830	2,152
Gibraltar Industries, Inc. (a)	57,996	2,962
GMS, Inc. (a)	12,086	571
H&E Equipment Services, Inc.	30,640	1,157
Hawaiian Holdings, Inc. (a)	77,000	1,111
Hexcel Corp.	83,510	4,652
Hub Group, Inc. Class A (a)	22,400	1,738
Hudson Technologies, Inc. (a)	99,632	918
IAA, Inc. (a)	79,110	3,001
ICF International, Inc.	11,280	1,349
Kaman Corp.	17,540	563
Kirby Corp. (a)	21,687	1,513
Kornit Digital Ltd. (a)	157,397	4,206
Kratos Defense & Security Solutions, Inc. (a)	69,680	772
Landstar System, Inc.	25,473	3,979
Masonite International Corp. (a)	7,479	535
Matson, Inc.	9,634	709

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Matthews International Corp. Class A	37,699	$1,013
Maxar Technologies, Inc.	61,632	1,377
McGrath RentCorp	26,150	2,459
Mueller Industries, Inc.	15,628	979
NOW, Inc. (a)	471,122	5,997
Owens Corning	23,257	1,991
PGT Innovations, Inc. (a)	57,703	1,230
Proto Labs, Inc. (a)	28,317	1,081
RBC Bearings, Inc. (a)	30,744	7,795
Regal Rexnord Corp.	3,757	475
Rush Enterprises, Inc. Class A	22,566	1,126
Saia, Inc. (a)	7,134	1,419
Sensata Technologies Holding PLC	22,070	887
Shoals Technologies Group, Inc. Class A (a)	96,528	2,231
SkyWest, Inc. (a)	17,115	303
The AZEK Co., Inc. (a)	28,036	491
The GEO Group, Inc. (a)(b)	70,819	599
The Greenbrier Cos., Inc.	35,718	1,261
Triton International Ltd.	25,312	1,536
UFP Industries, Inc.	38,024	2,708
UniFirst Corp.	10,892	2,004
Univar Solutions, Inc. (a)	52,200	1,330
Veritiv Corp. (a)	4,573	532
Vicor Corp. (a)	25,084	1,198
Wabash National Corp.	90,005	1,949
Werner Enterprises, Inc.	34,934	1,369
WESCO International, Inc. (a)	11,150	1,536
WillScot Mobile Mini Holdings Corp. (a)	143,339	6,096
Zurn Elkay Water Solutions Corp.	32,556	765
		167,407
Information Technology (17.5%):
908 Devices, Inc. (a)(b)	138,140	2,209
ACI Worldwide, Inc. (a)	81,740	1,989
Advanced Energy Industries, Inc.	59,865	4,708
Airgain, Inc. (a)	146,885	1,066
Akoustis Technologies, Inc. (a)(b)	218,338	727
Allegro MicroSystems, Inc. (a)	132,574	3,369
Alteryx, Inc. Class A (a)	4,642	226
Ambarella, Inc. (a)	32,805	1,795
Amkor Technology, Inc.	38,317	797
Appian Corp. (a)	692	34
Arteris, Inc. (a)	91,616	508
Axcelis Technologies, Inc. (a)	16,050	931
AXT, Inc. (a)	238,217	1,082
Belden, Inc.	33,253	2,315
Blackline, Inc. (a)	14,108	790
BM Technologies, Inc. (a)(b)	7,293	55
C3.ai, Inc. Class A (a)(b)	9,016	118
CEVA, Inc. (a)	78,261	2,165
Ciena Corp. (a)	42,067	2,015
Conduent, Inc. (a)	204,000	841
Confluent, Inc. Class A (a)	11,150	300
Couchbase, Inc. (a)	3,920	50
Coupa Software, Inc. (a)	9,550	508
CS Disco, Inc. (a)	48,898	524
CyberArk Software Ltd. (a)	7,395	1,160
Digital Turbine, Inc. (a)	237,312	3,465
Diodes, Inc. (a)	78,067	5,595
Domo, Inc. Class B (a)	8,709	154
DoubleVerify Holdings, Inc. (a)	3,802	111

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dropbox, Inc. Class A (a)	18,219	$396
Ebix, Inc. (b)	16,141	319
Elastic NV (a)	32,208	2,060
Endava PLC, ADR (a)	18,368	1,400
ePlus, Inc. (a)	83,866	4,086
Euronet Worldwide, Inc. (a)	44,718	3,757
Everbridge, Inc. (a)	8,100	254
EVERTEC, Inc.	107,477	3,849
ExlService Holdings, Inc. (a)	30,550	5,556
Expensify, Inc. Class A (a)	64,009	838
First Solar, Inc. (a)	13,531	1,970
Flywire Corp. (a)	11,529	253
ForgeRock, Inc. Class A (a)(b)	3,915	88
FormFactor, Inc. (a)	148,848	3,008
Freshworks, Inc. Class A (a)(b)	43,796	595
Globant SA (a)	10,988	2,073
Grid Dynamics Holdings, Inc. (a)	73,109	995
Guidewire Software, Inc. (a)	21,550	1,280
Harmonic, Inc. (a)	194,563	3,006
HubSpot, Inc. (a)	1,450	430
Indie Semiconductor, Inc. A (a)(b)	284,994	2,229
Infinera Corp. (a)(b)	231,977	1,301
Insight Enterprises, Inc. (a)	44,038	4,162
Intapp, Inc. (a)	784	18
InterDigital, Inc.	10,034	500
JFrog Ltd. (a)	73,065	1,856
Kulicke & Soffa Industries, Inc.	20,493	860
Limelight Networks, Inc. (a)	1,214,608	3,267
LivePerson, Inc. (a)	12,217	129
Mitek Systems, Inc. (a)	95,139	1,076
Monday.com Ltd. (a)	392	42
Monolithic Power Systems, Inc.	2,485	844
Napco Security Technologies, Inc. (a)	117,523	3,340
NetScout Systems, Inc. (a)	24,327	874
Nutanix, Inc. Class A (a)	78,384	2,148
Onto Innovation, Inc. (a)	24,968	1,669
OSI Systems, Inc. (a)	20,182	1,659
PagerDuty, Inc. (a)	46,731	1,166
PAR Technology Corp. (a)	12,949	373
Paycom Software, Inc. (a)	1,750	606
Paylocity Holding Corp. (a)	3,634	842
Paysafe Ltd. (a)(b)	333,169	486
Perficient, Inc. (a)	85,517	5,727
Photronics, Inc. (a)	29,531	479
Plexus Corp. (a)	19,556	1,924
Power Integrations, Inc.	34,514	2,302
Progress Software Corp.	46,919	2,394
PROS Holdings, Inc. (a)	99,010	2,470
PTC, Inc. (a)	17,399	2,050
Pure Storage, Inc. Class A (a)	111,583	3,444
Qualys, Inc. (a)	13,489	1,923
Radware Ltd. (a)	86,114	1,982
Rapid7, Inc. (a)	54,165	2,452
Sanmina Corp. (a)	53,224	2,983
SentinelOne, Inc. Class A (a)	41,840	956
Shift4 Payments, Inc. Class A (a)	16,640	765
ShotSpotter, Inc. (a)	14,134	537
Silicon Laboratories, Inc. (a)	9,471	1,088
SiTime Corp. (a)	17,603	1,581
Smartsheet, Inc. Class A (a)	32,901	1,149
Sprout Social, Inc. Class A (a)	26,360	1,590

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc. (a)	11,161	$1,412
Stratasys Ltd. (a)	14,928	216
TaskUS, Inc. Class A (a)(b)	75,198	1,518
Toast, Inc. Class A (a)	71,579	1,581
TTEC Holdings, Inc.	8,451	376
Varonis Systems, Inc. (a)	51,312	1,374
Veeco Instruments, Inc. (a)	194,736	3,550
Verint Systems, Inc. (a)	102,016	3,614
Veritone, Inc. (a)(b)	67,049	497
Verra Mobility Corp. (a)	66,230	1,131
Vishay Intertechnology, Inc.	59,251	1,239
WNS Holdings Ltd., ADR (a)	62,894	5,414
Workiva, Inc. (a)	8,140	633
Xerox Holdings Corp.	54,361	795
Zeta Global Holdings Corp. Class A (a)(b)	78,018	651
		167,064
Materials (3.0%):
AdvanSix, Inc.	36,980	1,345
ATI, Inc. (a)	46,000	1,369
Avient Corp.	38,000	1,311
Axalta Coating Systems Ltd. (a)	42,950	1,001
Balchem Corp.	11,961	1,672
CF Industries Holdings, Inc.	7,885	838
Commercial Metals Co.	76,401	3,476
Compass Minerals International, Inc.	12,260	485
Constellium SE (a)	84,390	930
FMC Corp.	8,530	1,014
Graphic Packaging Holding Co.	115,310	2,647
Intrepid Potash, Inc. (a)	18,450	835
Materion Corp.	13,105	1,123
Mativ Holdings, Inc.	24,755	588
Minerals Technologies, Inc.	12,339	679
Neo Performance Materials, Inc.	18,640	146
O-I Glass, Inc. (a)	101,968	1,663
Olin Corp.	37,110	1,965
Summit Materials, Inc. Class A (a)	95,583	2,519
Sylvamo Corp.	36,191	1,743
Trinseo PLC	19,799	373
Warrior Met Coal, Inc.	19,741	733
		28,455
Real Estate (4.5%):
Alexander & Baldwin, Inc.	58,000	1,130
American Assets Trust, Inc.	30,105	827
Ashford Hospitality Trust, Inc. (a)(b)	44,397	361
Broadstone Net Lease, Inc.	58,805	1,008
CareTrust REIT, Inc.	76,568	1,430
Corporate Office Properties Trust	81,690	2,177
DiamondRock Hospitality Co.	270,673	2,528
DigitalBridge Group, Inc.	26,889	344
Easterly Government Properties, Inc.	136,765	2,378
Equity Commonwealth	75,120	1,965
Essential Properties Realty Trust, Inc.	74,000	1,592
Four Corners Property Trust, Inc.	106,000	2,716
Global Medical REIT, Inc.	52,032	476
Hudson Pacific Properties, Inc.	66,600	735
Industrial Logistics Properties Trust	63,396	297
Kennedy-Wilson Holdings, Inc.	119,490	1,985
Kite Realty Group Trust	47,569	934
LXP Industrial Trust	245,007	2,372

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Physicians Realty Trust	84,659	$1,275
Piedmont Office Realty Trust, Inc. Class A	78,029	815
PotlatchDeltic Corp.	9,545	425
Retail Opportunity Investments Corp.	42,834	620
Rexford Industrial Realty, Inc.	16,128	892
Ryman Hospitality Properties, Inc.	9,536	848
Sabra Health Care REIT, Inc.	123,700	1,690
SITE Centers Corp.	150,165	1,859
STAG Industrial, Inc.	66,600	2,104
Summit Hotel Properties, Inc.	237,432	2,051
Sunstone Hotel Investors, Inc.	90,300	1,007
Terreno Realty Corp.	12,965	741
UMH Properties, Inc.	72,339	1,269
Urban Edge Properties	44,909	634
Veris Residential, Inc. (a)	74,800	1,184
		42,669
Utilities (1.7%):
ALLETE, Inc.	29,366	1,653
Avista Corp.	26,399	1,083
Black Hills Corp.	53,364	3,488
Clearway Energy, Inc. Class C	20,701	719
NorthWestern Corp.	54,852	2,898
ONE Gas, Inc.	44,843	3,475
Ormat Technologies, Inc.	2,810	254
Portland General Electric Co.	58,020	2,607
		16,177
Total Common Stocks (Cost $900,466)		940,825

Rights (0.0%)(f)
Health Care (0.0%):
Flexion Therapeutics, Inc. (a)(c)(d)	58,207	1
Total Rights (Cost $36)		1

Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF (b)	10,657	1,954
Total Exchange-Traded Funds (Cost $1,890)		1,954

Collateral for Securities Loaned (2.4%)^
HSBC U.S. Government Money Market Fund, I Shares, 3.09% (g)	22,861,118	22,861
Total Collateral for Securities Loaned (Cost $22,861)		22,861
Total Investments (Cost $925,253) — 101.1%		965,641
Liabilities in excess of other assets — (1.1)%		(10,413)
NET ASSETS - 100.00%		$955,228

At October 31, 2022, the Fund's investments in foreign securities were 6.0% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of October 31, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At October 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(e)	Rounds to less than $1 thousand.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on October 31, 2022.

ADR—American Depositary Receipt

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

ETF—Exchange-Traded Fund
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (3.8%):
Alphabet, Inc. Class A (a)	135,969	$12,850
AT&T, Inc.	249,936	4,556
Comcast Corp. Class A	161,263	5,119
Meta Platforms, Inc. Class A (a)	86,104	8,021
Omnicom Group, Inc.	44,040	3,204
Playtika Holding Corp. (a)	270,464	2,556
Verizon Communications, Inc.	142,826	5,337
World Wrestling Entertainment, Inc. Class A	29,327	2,314
		43,957
Consumer Discretionary (5.2%):
AutoNation, Inc. (a)	23,290	2,476
Bath & Body Works, Inc.	67,752	2,262
Best Buy Co., Inc.	51,412	3,517
Darden Restaurants, Inc.	42,500	6,084
Deckers Outdoor Corp. (a)	8,780	3,072
Dick's Sporting Goods, Inc.	39,616	4,507
LKQ Corp.	252,090	14,026
PulteGroup, Inc.	96,836	3,873
Target Corp.	62,103	10,200
Ulta Beauty, Inc. (a)	8,740	3,665
Williams-Sonoma, Inc.	20,600	2,551
Yum! Brands, Inc.	28,492	3,369
		59,602
Consumer Staples (6.6%):
Albertsons Cos., Inc. Class A	87,588	1,796
Altria Group, Inc.	142,258	6,582
Colgate-Palmolive Co.	41,303	3,050
Keurig Dr Pepper, Inc.	286,792	11,139
Lamb Weston Holdings, Inc.	65,600	5,656
Mondelez International, Inc. Class A	190,700	11,724
Philip Morris International, Inc.	86,909	7,983
The Kroger Co.	69,791	3,300
The Procter & Gamble Co.	51,893	6,989
Tyson Foods, Inc. Class A	32,182	2,200
U.S. Foods Holding Corp. (a)	295,500	8,794
Walmart, Inc.	45,076	6,416
		75,629
Energy (7.6%):
Chevron Corp.	39,329	7,115
ConocoPhillips	62,620	7,896
Continental Resources, Inc.	23,830	1,763
Enterprise Products Partners LP	442,624	11,176
EOG Resources, Inc.	51,611	7,046
Exxon Mobil Corp.	125,725	13,932
Hess Corp.	75,500	10,651
Marathon Oil Corp.	581,561	17,708
Ovintiv, Inc.	184,100	9,325
		86,612
Financials (22.3%):
American Financial Group, Inc.	18,691	2,712
Ameriprise Financial, Inc.	23,542	7,277
Brown & Brown, Inc.	282,200	16,591
Capital One Financial Corp.	42,730	4,530
Cboe Global Markets, Inc.	130,400	16,235
Citigroup, Inc.	119,898	5,499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Comerica, Inc.	242,300	$17,082
Discover Financial Services	39,098	4,084
East West Bancorp, Inc.	47,614	3,408
Evercore, Inc.	41,441	4,355
Everest Re Group Ltd.	8,623	2,782
Fairfax Financial Holdings Ltd.	46,400	22,791
Fidelity National Financial, Inc.	140,865	5,547
First American Financial Corp.	45,498	2,293
Interactive Brokers Group, Inc.	179,100	14,355
JPMorgan Chase & Co.	148,339	18,673
M&T Bank Corp.	16,593	2,794
Markel Corp. (a)	14,200	17,127
MGIC Investment Corp.	325,334	4,441
Primerica, Inc.	21,971	3,179
Regions Financial Corp.	239,560	5,258
SEI Investments Co.	85,196	4,626
State Street Corp.	142,300	10,530
Synchrony Financial	95,223	3,386
T. Rowe Price Group, Inc.	50,963	5,410
The Goldman Sachs Group, Inc.	16,178	5,574
The Hartford Financial Services Group, Inc.	76,773	5,559
The Progressive Corp.	195,223	25,067
The Travelers Cos., Inc.	22,753	4,197
U.S. Bancorp	97,218	4,127
Wells Fargo & Co.	85,950	3,953
Western Alliance Bancorp	43,080	2,894
		256,336
Health Care (19.5%):
AbbVie, Inc.	89,800	13,147
Amedisys, Inc. (a)	19,225	1,876
Amgen, Inc.	14,796	4,000
Biogen, Inc. (a)	15,257	4,324
Bristol-Myers Squibb Co.	77,324	5,990
Cigna Corp.	48,856	15,783
Elevance Health, Inc.	10,855	5,935
Eli Lilly & Co.	8,124	2,942
Gilead Sciences, Inc.	66,850	5,245
HCA Healthcare, Inc.	19,436	4,227
Hologic, Inc. (a)	69,644	4,722
Humana, Inc.	35,895	20,032
IDEXX Laboratories, Inc. (a)	11,246	4,045
Johnson & Johnson	155,553	27,062
Laboratory Corp. of America Holdings	10,177	2,258
McKesson Corp.	26,091	10,159
Medtronic PLC	166,400	14,533
Merck & Co., Inc.	215,127	21,771
Mettler-Toledo International, Inc. (a)	3,167	4,006
Moderna, Inc. (a)	26,172	3,934
Organon & Co.	67,315	1,762
Pfizer, Inc.	143,627	6,686
Quest Diagnostics, Inc.	24,858	3,571
QuidelOrtho Corp. (a)	31,219	2,804
Regeneron Pharmaceuticals, Inc. (a)	5,466	4,093
Royalty Pharma PLC Class A	73,564	3,113
Thermo Fisher Scientific, Inc.	3,837	1,972
UnitedHealth Group, Inc.	31,985	17,757
Universal Health Services, Inc. Class B	24,354	2,822
Waters Corp. (a)	7,213	2,158
Zoetis, Inc.	4,667	704
		223,433

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (11.5%):
3M Co.	49,786	$6,263
Booz Allen Hamilton Holding Corp.	26,661	2,902
Builders FirstSource, Inc. (a)	62,315	3,842
CACI International, Inc. Class A (a)	9,866	3,000
Cintas Corp.	9,347	3,996
Cummins, Inc.	23,226	5,679
Eaton Corp. PLC	40,200	6,033
Emerson Electric Co.	62,743	5,434
Fastenal Co.	57,637	2,786
FedEx Corp.	40,276	6,455
Honeywell International, Inc.	12,669	2,585
Huntington Ingalls Industries, Inc.	12,448	3,200
Johnson Controls International PLC	153,300	8,867
L3Harris Technologies, Inc.	26,700	6,581
Leidos Holdings, Inc.	90,800	9,224
Lennox International, Inc.	15,485	3,617
Lockheed Martin Corp.	6,269	3,051
ManpowerGroup, Inc.	33,492	2,624
Masco Corp.	69,861	3,232
MasTec, Inc. (a)	33,204	2,559
MSC Industrial Direct Co., Inc.	47,369	3,931
Otis Worldwide Corp.	61,287	4,329
PACCAR, Inc.	42,300	4,096
Raytheon Technologies Corp.	66,167	6,274
Robert Half International, Inc.	37,944	2,901
Sensata Technologies Holding PLC	223,200	8,975
Union Pacific Corp.	23,447	4,622
United Parcel Service, Inc. Class B	14,140	2,372
W.W. Grainger, Inc.	3,790	2,215
		131,645
Information Technology (8.8%):
Adobe, Inc. (a)	9,512	3,030
Amdocs Ltd.	30,285	2,614
Autodesk, Inc. (a)	21,074	4,516
Cadence Design Systems, Inc. (a)	21,399	3,240
CDW Corp.	15,330	2,649
Cisco Systems, Inc.	178,542	8,111
Cognizant Technology Solutions Corp. Class A	42,820	2,665
Dell Technologies, Inc. Class C	53,963	2,072
Fair Isaac Corp. (a)	4,672	2,237
Fidelity National Information Services, Inc.	191,200	15,868
FleetCor Technologies, Inc. (a)	50,648	9,427
Fortinet, Inc. (a)	48,950	2,798
Global Payments, Inc.	63,600	7,267
Intel Corp.	148,760	4,229
International Business Machines Corp.	17,951	2,482
Lumentum Holdings, Inc. (a)	23,395	1,742
Micron Technology, Inc.	57,429	3,107
Qorvo, Inc. (a)	32,414	2,790
QUALCOMM, Inc.	19,967	2,349
Skyworks Solutions, Inc.	41,070	3,532
Texas Instruments, Inc.	25,314	4,066
The Western Union Co.	143,357	1,937
Ubiquiti, Inc.	7,481	2,594
VeriSign, Inc. (a)	17,328	3,474
Vontier Corp.	130,004	2,483
		101,279

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (3.8%):
Cleveland-Cliffs, Inc. (a)	152,102	$1,976
Dow, Inc.	89,212	4,170
Louisiana-Pacific Corp.	53,280	3,018
LyondellBasell Industries NV Class A	54,207	4,144
Nucor Corp.	32,276	4,240
PPG Industries, Inc.	59,300	6,771
Reliance Steel & Aluminum Co.	19,501	3,929
Sealed Air Corp.	225,829	10,754
Steel Dynamics, Inc.	47,373	4,456
		43,458
Real Estate (4.2%):
Alexandria Real Estate Equities, Inc.	24,327	3,535
AvalonBay Communities, Inc.	13,746	2,407
Brixmor Property Group, Inc.	191,581	4,083
Equity LifeStyle Properties, Inc.	82,800	5,296
Gaming and Leisure Properties, Inc.	91,008	4,561
Healthpeak Properties, Inc.	110,587	2,624
Invitation Homes, Inc.	360,000	11,408
Prologis, Inc.	37,626	4,167
Realty Income Corp.	50,800	3,163
Ventas, Inc.	59,149	2,315
VICI Properties, Inc.	134,917	4,320
		47,879
Utilities (5.6%):
Constellation Energy Corp.	61,499	5,814
DTE Energy Co.	46,966	5,265
Duke Energy Corp.	17,869	1,665
Evergy, Inc.	62,077	3,795
Exelon Corp.	299,412	11,554
PPL Corp.	224,810	5,955
The AES Corp.	164,198	4,296
UGI Corp.	119,789	4,232
Vistra Corp.	937,711	21,539
		64,115
Total Common Stocks (Cost $1,052,521)		1,133,945

Total Investments (Cost $1,052,521) — 98.9%		1,133,945
Other assets in excess of liabilities — 1.1%		13,089
NET ASSETS - 100.00%		$1,147,034

At October 31, 2022, the Fund's investments in foreign securities were 6.7% of net assets.

(a)	Non-income producing security.

LP—Limited Partnership
PLC—Public Limited Company